As filed with the Securities and Exchange Commission on May 4, 2021
Registration Nos. 333-212091; 811-05961
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 15  (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 87 (X)
VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
370 Lexington Avenue, Suite 703
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
x	immediately upon filing pursuant to paragraph (b) of Rule 485 on May 1, 2021, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Internet Delivery of Shareholder Reports: As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website ( https://www.greatwestinvestments.com ), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at https://www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This Prospectus describes the Great-West Smart Track® Advisor Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective December 14, 2020, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issued the Contract to eligible persons in the state of New York. The Contract may be owned by one or two natural persons, an IRA custodian or trustee, by a Non-Grantor Trust, or by a Grantor Trust with only one Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see “Definitions” below for definitions of capitalized terms).
When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Strategy or a Covered Fund under the Income Strategy.
The date of this Prospectus is May 4, 2021.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
i

Investment Strategy Portfolios:
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares)
ALPS|Red Rocks Global Opportunity Portfolio (Class III Shares)
American Century Investments® VP Inflation Protection Fund (Class II Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class II Shares)
American Funds IS Capital World Growth and Income Fund (formerly American Funds IS Global Growth and Income Fund) (Class 4 Shares)
American Funds IS Growth Fund (Class 4 Shares)
American Funds IS Growth-Income Fund (Class 4 Shares)
American Funds IS International Fund (Class 4 Shares)
American Funds IS New World Fund® (Class 4 Shares)
American Funds IS Washington Mutual Investors Fund (formerly American Funds IS Blue Chip Income and Growth Fund) (Class 4 Shares)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares)
BlackRock Global Allocation V.I. Fund (Class III Shares)
BlackRock High Yield V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares)
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Service Class Shares)
Delaware VIP® International Series (Service Class Shares)
Delaware VIP® Small Cap Value Series (Service Class Shares)
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares)
Federated Hermes High Income Bond Fund II (Service Class Shares)
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares)
Franklin Income VIP Fund (Class 4 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)*
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)
Great-West Global Bond Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West High Yield Bond Fund (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (Investor Class Shares)
Great-West Large Cap Value Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares)

Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Invesco Oppenheimer V.I. International Growth Fund (Series II Shares)*
Invesco V.I. Core Bond Fund (formerly Invesco Oppenheimer V.I. Total Return Bond Fund) (Series II Shares)
Invesco V.I. Global Real Estate Fund (Series II Shares)
Invesco V.I. Growth and Income Fund (Series II Shares)
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series II Shares)
Ivy VIP Energy (Class II Shares)
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Enterprise Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares)
LVIP Delaware REIT Fund (Service Class Shares)*
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Service Class Shares)
MFS® VIT II Technology Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares)
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares)
PIMCO VIT Low Duration Portfolio (Advisor Class Shares)
PIMCO VIT Real Return Portfolio (Advisor Class Shares)
PIMCO VIT Short-Term Portfolio (Advisor Class Shares)
PIMCO VIT Total Return Portfolio (Advisor Class Shares)
Putnam VT Focused International Equity Fund (formerly Putnam VT Global Equity Fund) (Class IB Shares)
Putnam VT Global Asset Allocation Fund (Class IB Shares)
Putnam VT Growth Opportunities Fund (Class IB Shares)
Putnam VT Income Fund (Class IB Shares)
Putnam VT International Equity Fund (Class IB Shares)
Putnam VT International Value Fund (Class IB Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (Class IB Shares)
Putnam VT Research Fund (Class IB Shares)
Putnam VT Small Cap Value Fund (Class IB Shares)
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares)
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)

VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares)
Investment Strategy Portfolios that may only be accessed with additional payment of a Fund Facilitation Fee:
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Income Strategy Covered Funds (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderate Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
Great-West SecureFoundation® Balanced Fund (Class L Shares)
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference.
The Contract is sold to customers of Consultants and is intended to be used by investors who have engaged these Consultants to manage their Annuity Account Value for a fee. We offer other variable annuity products with different product features, benefits, and charges.
You can find additional information pertaining to the Series Account, including the Statement of Additional Information (“SAI”) dated May 4, 2021 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center (both regular and overnight mail)
Regular Mail:
PO Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:

2801 Highway 280 South
Birmingham, Alabama 35223
877-723-8723
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.
v

TABLE OF CONTENTS
Definitions
Fee Tables
Fee Examples
Condensed Financial Information
Summary
Great-West Life & Annuity Insurance Company of New York
The Series Account
The Portfolios
Meeting Investment Objectives
Where to Find More Information About the Portfolios
Addition, Deletion or Substitution of Sub-Accounts
Application and Initial Contributions
Right to Cancel Period
Subsequent Contributions
Annuity Account Value
Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Cash Withdrawals
Deductions to Pay Consultant Fees
Tax Consequences of Withdrawals
Tax Consequences of Consultant Fees
Telephone and Internet Transactions
Death Benefit
Ownership
Beneficiary
Pre-Selected Beneficiary Payout Options
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
Distribution of Death Benefit for Non-Qualified Stretch Annuities
Charges and Deductions
Periodic Withdrawals
Annuity Payouts From the Investment Strategy
Guaranteed Lifetime Withdrawal Benefit
Types of Excess Withdrawals
Guaranteed Lifetime Withdrawal Benefit Riders
Seek Tax Advice
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters
Independent Registered Public Accounting Firm
Independent Auditors
Available Information
Appendix A - Condensed Financial Information	A-1
Appendix B - Historical Guaranteed Annual Withdrawal Percentages And Credits	B-1

Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date, and must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, Annuitant means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the Primary Annuitant. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Strategy and the Income Strategy.
Great-West Smart Track® Advisor Variable Annuity Structure
Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:

1

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Strategy and Income Strategy. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficial Owner – For a Contract held as a Non-Qualified Stretch Annuity, the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the Owner. The Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force. If a Non-Grantor Trust owns the Contract, the Owner will at all times be the Beneficiary.
Benefit Base – For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant – One or more investment managers or financial advisors designated by an Owner to provide advisory services to an Owner. Consultants may be registered as investment adviser representatives.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contract Year – Contract Years begin on the Effective Date and renew on each anniversary of the Effective Date.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Fund(s) – Interests in Sub-Accounts approved by Great-West for the GLWB.
Covered Fund Value – The aggregate value of each Covered Fund.
2

Covered Person(s) – For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be a Covered Person and if there are two Covered Persons, the Joint Covered Person must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies. Death Benefit Option 1 provides for the return of Annuity Account Value; Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract Years, anniversaries, and quarters are measured from the Effective Date.
Eligible Designated Beneficiary (EDB) – a designated Beneficiary that also meets the requirements defined in Code Section 401(a)(9)(E)(ii). An EDB includes: (i) the surviving Spouse of the Owner; (ii) a minor child (until they reach the age of majority); (iii) a disabled person (within the meaning of Code Section 72(m)(7)); (iv) a chronically ill person; or (v) an individual who is not more than 10 years younger than the Owner. A Beneficiary’s status as an EDB is determined on the date of the Owner’s death.
Excess Withdrawal – An amount of either a Distribution or Transfer from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other such amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% of Covered Fund Value to pay for Consultant fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Deductions from the Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; deductions for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Consultant fees may be paid from the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. You should discuss with your Consultant whether a withdrawal to pay Consultant fees would be considered a taxable distribution.
FFF Portfolios – Investment Strategy Portfolios, the Sub-Accounts of which may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee.
Fund Facilitation Fee – An amount deducted at the end of each valuation period from Sub-Account assets, if any, invested in certain Investment Strategy Portfolios called the FFF Portfolios. The Fund Facilitation Fee will be reflected in the Accumulation Unit values of the Sub-Accounts invested in the FFF Portfolios you select. See “Fund Facilitation Fee” below for more information.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Riders – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Strategy, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. A GLWB Rider is initiated by allocating Contributions to an Income Strategy Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All GLWB Riders available at the time you purchase your Contract will remain available for you to elect for the duration of your Contract. You may only elect one GLWB Rider. All guarantees are subject to the claims paying ability of Great-West.
3

GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Strategy, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to a Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be natural persons.
Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application.
Great-West Secure Income Foundation GLWB Rider – Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
Great-West Secure Income Max GLWB Rider – Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). A higher GAW% may be available for Rider Contributions aged 5 years or more prior to starting the GAW Phase, as disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Great-West Secure Income Plus GLWB Rider – Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The Accumulation Credit used to determine the guaranteed minimum amount is disclosed in a Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Guarantee Benefit Fee – The fee associated with the Income Strategy and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) – For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) – The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is set forth in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract.
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Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
Guaranteed Minimum Death Benefit (also called Death Benefit Option 2) – Provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Income Strategy – Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.
Income Strategy Account Value – The sum of the values of the Sub-Accounts in the Income Strategy credited to the Owner under the Annuity Account. The Income Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date – The date of the first Installment under a GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW.
Investment Strategy – Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.
Investment Strategy Account Value – The sum of the values of the Sub-Accounts in the Investment Strategy credited to the Owner under the Annuity Account. The Investment Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with any GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code, and in which a Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. The Owner of a Contract held as a Non-Qualified Stretch Annuity may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. We may issue this Contract as a Non-Qualified Stretch Annuity Contract.
Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. The Owner must be age 85 or younger at the time the Contract is issued. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, an IRA custodian or trustee, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. If the Owner is an IRA custodian or trustee, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Underlying IRA Holder.
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Payout Election Date – The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Strategy. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Strategy Portfolios (including the FFF Portfolios) and the Income Strategy Covered Funds may be referred to as Portfolios in this prospectus.
Premium Tax – A tax that a state or other governmental authority charges. It might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Ratchet – For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. If any anniversary is a non-Business Day, the Ratchet Date will be the following Business Day for that year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC (prior to ceasing sales of the Contract) that detail and modify certain rates associated with the GLWB Riders for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if: such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and; such transmission is sent to the designated address for the Retirement Resource Operations Center.
Retirement Resource Operations Center (Service Center) – You may write to us at PO Box 1854, Birmingham, Alabama 35201-1854 (Regular Mail) or 2801 Highway 280 South, Birmingham, Alabama 35223 (overnight mail); call us at 877-723-8723; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under New York law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Strategy (including the FFF Portfolios), the Income Strategy, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
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Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less any Premium Tax and other taxes.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Underlying IRA Holder – The natural person who is treated under the Code as having a beneficial interest in the assets of a custodial or trusteed IRA account. All Underlying IRA Holders must be natural persons.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Exchange Fee	None
Maximum Transfer Fee*	$25
* Currently, we do not charge a fee for Transfers. We reserve the right to impose a Transfer Fee up to the stated amount for Transfers in excess of 12 per year. Transfers made electronically using our website will not incur a Transfer Fee and will not count against your annual 12 free Transfers per year.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None

Series Account Annual Expenses (% of average Annuity Account Value)	Maximum	Current
Mortality and Expense Risk Charges
Option 1: Return of Account Value Death Benefit	0.20%	0.20%
Option 2: Guaranteed Minimum Death Benefit	0.40%	0.40%
Total Series Account Annual Expenses	0.40%	0.20% or 0.40%

Optional GLWB Rider Fees* Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Benefit Base)	Maximum	Current
Great-West Secure Income Plus GLWB Rider	2.25%	1.30%
Great-West Secure Income Max GLWB Rider	2.25%	1.20%
Great-West Secure Income Foundation GLWB Rider	1.50%	0.90%
Fund Facilitation Fee for Optional FFF Portfolios (with charges assessed daily as a percentage of assets invested in the applicable Investment Strategy FFF Portfolio Sub-Accounts)	0.35%	0.35%
* GLWB Rider Fees will not apply to your Contract if you do not elect a GLWB Rider. The maximum GLWB Rider Fee reflected in the Fee Table will not change; however, the current fee may be different depending on when you elect a GLWB Rider.
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.21%	2.62%

1 Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.
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THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION PROVIDED BY UNAFFILIATED PORTFOLIOS.
Fee Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, Fund Facilitation Fees, and Portfolio fees and expenses.
Income Strategy – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$388.00	$1,236.00	$2,190.00	$5,111.00
Investment Strategy – Maximum M&E Charge Example. The Example below assumes that you invest $10,000 in the Investment Strategy of the Contract (and nothing in the Income Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Strategy. For purposes of this example, we have assumed nothing is invested in Investment Strategy Sub-Accounts subject to the Fund Facilitation Fee. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$302.00	$970.00	$1,733.00	$4,123.00
Income Strategy – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$293.00	$942.00	$1,684.00	$4,015.00
Investment Strategy – Maximum Fund Facilitation Fee Example. The Example below assumes that you invest $10,000 in the Investment Strategy FFF Portfolio Sub-Accounts (and nothing in the Income Strategy or in any Investment Strategy Sub-Account that does not require payment of the Fund Facilitation Fee) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Fund Facilitation Fee, maximum M&E Charge, and the maximum fees and expenses of any of the FFF Portfolios in the Investment Strategy. In addition, this Example assumes no
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premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. For additional information, see “Fund Facilitation Fee” below.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$141.00	$460.00	$834.00	$2,060.00
These Examples do not show the effect of premium taxes. Premium taxes (currently 0% given the total mix of Great-West's business in New York) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract, nor do they include the impact of Transfer fees should Great-West in the future exercise its right to impose such fees.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.
Summary
The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
How to contact the Retirement Resource Operations Center (Service Center):
Regular Mail:
PO Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
877-723-8723
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000; lower initial Contributions require prior approval of Great-West. Additional Contributions to the Investment Strategy can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to tax penalties.
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Before sales of the Contract was stopped, you were permitted to purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.
Right to Cancel Period
After you receive your Contract, you may examine it for up to 10 days, during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right to cancel period will be extended to 60 days. Upon exercise of the right to cancel, we will refund your Annuity Account value plus any fees and charges. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts.
Allocating Your Contributions
The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to the optional Guaranteed Lifetime Withdrawal Benefit Riders). When you make a Contribution, you choose how your Contributions are allocated between the Portfolios in the Investment Strategy and the Covered Fund(s) in the Income Strategy. The Investment Strategy consists of a wide variety of Portfolios, allowing you to select among Sub-Accounts that invest in different asset classes and which utilize different investment advisers. Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below. The Income Strategy consists of several Covered Funds. If you choose to elect one of the Guaranteed Lifetime Withdrawal Benefit Riders, you must make an allocation to the Income Strategy. You may allocate all or a portion of Contributions to either Strategy. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Rider Options
The Contract offers three Guaranteed Lifetime Withdrawal Benefit Rider options:
(1)
 the Great-West Secure Income Plus GLWB Rider;
(2)
 the Great-West Secure Income Max GLWB Rider; and
(3)
 the Great-West Secure Income Foundation GLWB Rider.
Each GLWB Rider calculates the Guarantee Benefit Fee as a percentage of the Benefit Base, but offers different features and different methods of calculating the GAW%. One or more GLWB Riders may not be available through all financial intermediaries.
Provided all conditions are met, GLWB Riders provide as follows:
(1)
 Great-West Secure Income Plus GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years.
(2)
 Great-West Secure Income Max GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). You may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase.
(3)
 Great-West Secure Income Foundation GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph), rather than at the time you elect a GLWB Rider. In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract.
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You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.
All guarantees are subject to the claims paying ability of Great-West.
Payout Options
The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on which of the two Death Benefit Options you select. Death Benefit Option 1, which is the default Death Benefit offered by the Contract, provides for the payment of your Annuity Account Value minus any Premium Tax. Death Benefit Option 2, which is offered through an endorsement to the Contract, provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the proportionate impact of partial withdrawals, distributions and Premium Tax, if any. For Death Benefit Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Death Benefit Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. If you select Death Benefit Option 1, your M&E Charge will be 0.20%. If you choose Death Benefit Option 2, this charge will be 0.40%.
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 370 Lexington Avenue, Suite 703, New York, New York 10017.
We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. Lifeco operates in the United States primarily through the Company and through Putnam Investments, LLC (“Putnam”), and in Canada and Europe through The Canada Life Assurance Company (“CLAC”) and Irish Life Group Limited and their respective subsidiaries. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company, has voting control of Power Financial. The Desmarais Family Residuary Trust, through a group of private holding companies that it controls, has voting control of Power Corporation. The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
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Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed Great-West Life & Annuity Insurance Company of New York.
On June 3, 2019, GWL&A entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with its terms and contidions. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
The Series Account
We established the Series Account in accordance with New York law on September 23, 1989.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
All guarantees are subject to the claims paying ability of Great-West.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with
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this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•holds its assets separately from the assets of the other Portfolios;
•has its own distinct investment objectives and policies; and
•operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available at all times or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. Prior to October 5, 2020, GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of GWL&A and an affiliate of Great-West, was the principal underwriter and distributor of the Contracts. Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI and GWFS may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS or IDI receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.
If you purchased the Contract through a Consultant, broker-dealer, or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your Consultant to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your Consultant. You may ask your Consultant about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's website for more information.
Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Strategy are briefly described below followed by the investment objective of the Covered Funds available under the Income Strategy:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund (Series II Shares)* - seeks capital appreciation.
Invesco V.I. Core Bond Fund (formerly Invesco Oppenheimer V.I. Total Return Bond Fund) (Series II Shares) - seeks total return.
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Invesco V.I. Global Real Estate Fund (Series II Shares) - seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II Shares) - seeks long-term growth of capital and income.
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series II Shares) - seeks capital appreciation.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares) - seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).
ALPS|Red Rocks Global Opportunity Portfolio (Class III Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Inflation Protection Fund (Class II Shares) - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Capital World Growth and Income Fund (formerly American Funds IS Global Growth and Income Fund) (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds IS Growth Fund (Class 4 Shares) - seeks growth of capital.
American Funds IS Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS International Fund (Class 4 Shares) - seeks to provide investors with long-term growth of capital.
American Funds IS New World Fund® (Class 4 Shares) - seeks long-term capital appreciation.
American Funds IS Washington Mutual Investors Fund (formerly American Funds IS Blue Chip Income and Growth Fund) (Class 4 Shares) - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class III Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class III Shares) - seeks to maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
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Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares) - seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Service Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Series (Service Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares) - seeks total return consisting of capital appreciation and current income. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares) - seeks to achieve long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares) - seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares) - seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Hermes Insurance Series – advised by Federated Investment Management Company
Federated Hermes High Income Bond Fund II (Service Class Shares) - seeks high current income.
Fidelity® Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares) - seeks capital appreciation.
Fidelity® Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares) - seeks income and capital growth consistent with reasonable risk.
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First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares) - seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust - advised by Franklin Advisers, Inc.
Franklin Income VIP Fund (Class 4 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)* - seeks long-term growth of capital.
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) - seeks long-term growth of capital and dividend income.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Global Bond Fund (Investor Class Shares) - seeks current income with capital appreciation and growth of income.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West High Yield Bond Fund (Investor Class Shares) - seeks to obtain high current income with capital appreciation as a secondary objective.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital.
Great-West International Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Large Cap Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Value Fund (Investor Class Shares) - seeks capital growth and current income.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
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Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 2
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index.2
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ).2
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares) - seeks long-term capital growth.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Profile Funds

2 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP Energy (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Service Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) - seeks to maximize long-term total return.
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) - seeks capital growth over the long term.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Delaware REIT Fund (Service Class Shares)* - seeks maximum long-term total return, with capital appreciation as a secondary objective.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
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MFS® VIT II International Growth Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II Technology Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Short-Term Portfolio (Advisor Class Shares) - seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Focused International Equity Fund (formerly Putnam VT Global Equity Fund) (Class IB Shares) - seeks capital appreciation.
Putnam VT Global Asset Allocation Fund (Class IB Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Growth Opportunities Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IB Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Research Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IB Shares) - seeks capital appreciation.
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T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares) - seeks long-term capital appreciation by investing primarily in global resource securities; income is a secondary consideration.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Class L Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Class L Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Class L Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Class L Shares) - seeks long-term capital appreciation and income.
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
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Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The discussion of application and initial Contributions no longer applies because effective December 14, 2020, this Contract is no longer issued to new purchasers.
The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® Advisor Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Great-West reserves the right to lower the minimum initial Contribution.
Right to Cancel Period
During the 10 day right to cancel period, you may cancel your Contract. If you exercise your right to cancel, you must return the Contract to Great-West or to the representative from whom you purchased it. The Contract will be void from the start and Great-West will refund your Annuity Account Value plus fees and charges as of the Transaction Date the Request for cancellation is received. If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 60 days from the date of receiving it. During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. We will refund your Annuity Account Value, plus any
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charges and fees, as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.
After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Strategy or the Income Strategy at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. (Subsequent Contributions to the Income Strategy may be permitted during the GAW Phase, depending on the terms of your GLWB Rider. See “Guaranteed Lifetime Withdrawal Benefit, Subsequent Contributions to Your Covered Fund(s)” below). Additional Contributions must be at least $500 (or $100, if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•Contributions allocated to the corresponding Sub-Account;
•plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•minus the daily M&E Charge;
•minus any quarterly Guarantee Benefit Fee;
•minus any daily Fund Facilitation Fee; and
•minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
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Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is as follows:
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c), and subtracting (d) from the result where:
(a)
 is the net result of:
1)
the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)
the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3)
a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b)
 is the result of:
1)
the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2)
the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c)
 is an amount representing the M&E Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.20% if you have selected Death Benefit Option 1 or 0.40% if you have selected Death Benefit Option 2; and
(d)
 is an amount representing the Fund Facilitation Fee deducted from each FFF Portfolio Sub-Account on a daily basis. Such amount is equal to 0.00% if you have not invested in the FFF Portfolio Sub-Accounts, or 0.35% if you have invested in the FFF Portfolio Sub-Accounts.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
Transfers
While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•the amounts being Transferred;
•the Sub-Account(s) from which the Transfer is to be made; and
•the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
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Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below.
Market Timing and Excessive Trading
Limitations on frequent Transfers, including “market timing” Transfers. Frequent Transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of an underlying Portfolio’s securities and the reflection of that change in the Portfolio’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Portfolio at a price that does not reflect the current market value of the securities of the Portfolio, and then to realize a profit when the Portfolio shares are sold the next valuation date or thereafter.
When you make a Transfer Request among the Portfolios, your request triggers the purchase and redemption of Portfolio shares. Frequent Transfers cause frequent purchases and redemptions of Portfolio shares. Frequent purchases and redemptions of Portfolio shares can cause adverse effects for a Portfolio, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants, or owners of other variable annuity contracts we issue that invest in the Sub-Account. Frequent Transfers can result in the following adverse effects:
•Increased brokerage, trading and transaction costs;
•Disruption of planned investment strategies;
•Forced and unplanned liquidation and Portfolio turnover;
•Lost opportunity costs; and
•Large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all Contract Owners.
In order to try to protect our Contract Owners and the Portfolios from the potential adverse effects of frequent Transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term Transfer activity that may adversely affect the Portfolios, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants and owners of other variable annuity contracts we issue that invest in the Sub-Account. We discourage frequent Transfers of Contract Value between the Sub-Accounts.
We monitor Transfer activity in the Contracts to identify frequent Transfer activity in any Contract. Our current Market Timing Procedures are intended to detect Transfer activity in which the Transfers exceed a certain dollar amount and a certain number of Transfers involving the same Portfolios within a specific time period. We regularly review transaction reports in an attempt to identify Transfers that exceed our established parameters. We do not include Transfers made pursuant to the dollar-cost averaging and Portfolio rebalancing programs when monitoring for frequent Transfer activity.
When we identify Transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting Transfers for that Contract or group of Contracts. All Transfer Requests for the affected Contract or group of Contracts must be in writing. We notify the affected Owner(s) in writing of these restrictions.
In addition to our Market Timing Procedures, the Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the market timing policies established by the Portfolio.
Some of the Portfolios have reserved the right to temporarily or permanently refuse payments or Transfer Requests from us if, in the judgment of the Portfolio’s investment adviser, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a Transfer Request, or to reverse a Transfer at any time we are unable to purchase or redeem shares of any of the Portfolios because of the Portfolio’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Portfolio relating to that Contract Owner’s Transfer Request. Some Portfolios also may impose redemption
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fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Portfolios. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Portfolios, and to impose redemption fees.
We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent Transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of Transfers, time period of the Transfers, or any of these.
Owners seeking to engage in frequent Transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such Transfer activity is limited by operational systems and technological limitations.
Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Strategy Sub-Account to any other open Sub-Account in either the Investment Strategy or the Income Strategy. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•The minimum amount that can be Transferred out of the selected Sub-Account is $100;
•You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
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Month	Contribution	Units Purchased	Price per Unit
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Strategy. Any dollar cost averaging Transfers into the Income Strategy that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Strategy Account Value to maintain your desired Sub-Account allocation. The Income Strategy Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. Rebalancer is only available for assets held in the Investment Strategy. There is no charge for participating in Rebalancer; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:
60%-- Stocks
30%-- Large Company
15%-- Small Company
15%-- International
30%-- Bonds
10%-- Cash
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Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
75%-- Stocks
35%-- Large Company
20%-- Small Company
20%-- International
20%-- Bonds
5%-- Cash
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•Your entire Investment Strategy Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);
•You must specify the percentage of your Investment Strategy Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and
•You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Strategy after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.
If you Request a partial withdrawal or a deduction from your Annuity Account Value to pay Consultant fees, your Annuity Account Value will be reduced by the partial withdrawal amount or deduction and the Guaranteed Minimum Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal or deduction against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Guaranteed Minimum Death Benefit by 10%.
Numerical Example
Sum of Contract Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Guaranteed Minimum Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = ($50,000 x 0.90) = $45,000
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
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•Partial withdrawals or surrenders from the Investment Strategy are not permitted after the Annuity Commencement Date;
•If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and
•A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
•any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
•any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
•any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Deductions to Pay Consultant Fees
Subject to certain restrictions, you may elect to have Consultant fees deducted from your Annuity Account Value. Consultant fees are the fees that your Consultant charges to manage your Annuity Account Value under the Contract. To have the fees paid to the Consultant from your Contract, you will need to complete a form authorizing the payments (a “Consultant Fee Authorization”). Payment of the Consultant fee from your Annuity Account Value must meet a $100 minimum withdrawal requirement and comply with all terms and conditions applicable to partial withdrawals, as described above. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries.
Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal.
Deductions from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; deductions for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Deductions to pay Consultant fees may be taken from assets held in the Investment Strategy, rather than from assets held in the Income Strategy to avoid reducing your benefits under a GLWB Rider. Generally, we will not process deductions to pay Consultant fees that exceed an annualized rate of 1.5% of the Annuity Account Value. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.
We will not treat the deduction of the Consultant fee from the Annuity Account Value as a taxable withdrawal from your Contract if certain conditions are met. However, the federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. See “Tax Consequences of Consultant Fees” below. You should consult a competent tax advisor prior to authorizing the deduction of Consultant fees from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.
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Numerical Examples of Deductions (from Covered Funds in the Income Strategy) to Pay Consultant Fees
The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are deducted from Covered Fund(s) in the Income Strategy. The first example shows the impact of a deduction of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of a deduction of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.
Example #1: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $750 (1.5% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250
Benefit Base after deduction for Consultant fees = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000)/$50,000 = 0.90
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.90 = $72,000
Example #2: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Excess Withdrawal = $250
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $1,000 (2.0% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000
Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944
Benefit Base after deduction for Consultant fees = $100,000 * 0.9944 = $99,435
GAW% = 5%
Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000
Adjustment to Option 2 Death Benefit = ($49,250 - $5,250)/$49,250 = 0.8934
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.8934= $71,742
Tax Consequences of Withdrawals
Withdrawals may be taxable—including Guaranteed Lifetime Withdrawal Benefits.
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In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1∕2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Tax Consequences of Consultant Fees
We will not treat Consultant fees paid from your Annuity Account Value as withdrawals for income tax reporting purposes if certain conditions are met. Regardless of whether we tax report Consultant fees from your Contract, the Internal Revenue Service could determine that the fees should be treated as taxable withdrawals, in which case the amount of the fee deducted from your Annuity Account Value could be included in your gross income and could be subject a 10% additional tax. In addition, we may begin tax reporting Consultant fees as withdrawals at any time, including retroactively, and withhold tax from such amounts accordingly if we conclude that such treatment is more appropriate under the federal income tax law, such as if the Internal Revenue Service provides guidance requiring such treatment.
The federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. You should consult a tax advisor regarding the tax treatment of Consultant fees paid from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•requiring some form of personal identification prior to acting on instructions;
•providing written confirmation of the transaction; and
•tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit Options we offer.
Death Benefit Option 1 – The amount of the Death Benefit under Death Benefit Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 1. Your M&E Charge under Death Benefit Option 1 is 0.20% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 1, you should be aware that Distributions and Excess Withdrawals could reduce your Death Benefit on a dollar-for-dollar basis.
Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) – The amount of the Death Benefit under Option 2 will be the greater of:
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•the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 2. Your M&E Charge under Death Benefit Option 2 is 0.40% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below. For a numerical example of the calculation of a minimum Death Benefit, including the proportionate impact of Distributions, please see the numerical example under “Distribution of Death Benefit, Impact of Withdrawals on Guaranteed Minimum Death Benefit” below.
The difference between the two Death Benefit Options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different M&E Charge for each. Death Benefit Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•payout in a single sum; or
•payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules, or regulations.
Withdrawals up to 1.5% annually can be deducted from your Annuity Account Value to pay Consultants for asset management or advisory service fees associated with the Contract and Rider without being considered a proportional partial withdrawal when calculating the Guaranteed Minimum Death Benefit under Option 2. Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal. Withdrawals from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of your Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of your Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. A Consultant fee Excess Withdrawal that reduces the
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Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.
Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” below.
Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural entity and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust-owned Contracts receive tax deferral in accordance with the Code. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.
Non-Grantor Trust Owned Annuity
Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust.
IRA Custodian or Trustee Owned Annuity
Contracts owned by an IRA custodian or trustee are not considered owned by a non-natural entity and are treated as an IRA investment subject to the same tax requirements as any other IRA investment. Upon the death of the Underlying IRA Holder, the Death Benefit will be paid to the IRA custodian or trustee pursuant to the Death Benefit provisions of the Contract. IRA custodian or trustee owned Contracts receive tax deferral in accordance with the Code provisions governing IRAs.
If the Owner is an IRA custodian or trustee, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If the Owner is an IRA custodian or trustee and a GLWB Rider is selected, the Underlying IRA Holder must be a Covered Person. If Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be a Joint Covered Person and must be the designated beneficiary of
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the custodial or trusteed account. If the Underlying IRA Holder’s Spouse is the sole primary beneficiary of the Underlying IRA Holder’s interest in the custodial or trusteed account, the Underlying IRA Holder’s Spouse will be treated as the Beneficiary of the Contract for purposes of the GLWB Rider spousal continuation provisions.
Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Annuitants under the Contract or selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs. See “Guaranteed Lifetime Withdrawal Benefit” below for more information.
Because the Code provides IRA holders with tax deferral and other benefits, the Contract should not be purchased by an Underlying IRA Holder solely for tax deferral or other benefits already provided by the IRA itself.
Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (“SEP”) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Non-Qualified Stretch Annuities
The Contract may be purchased by a beneficiary of a non-qualified annuity contract (“Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of an owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise
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indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, but qualifies as an “Eligible Designated Beneficiary” as defined under Code Section 401(a)(9)(E), she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•such annuity is distributed in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary or over a period not extending beyond the life expectancy of the Eligible Designated Beneficiary; and
•such distributions begin no later than one year after the Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse Eligible Designated Beneficiary to begin substantially equal installments prior to one year after the Owner’s date of death, or the non-Spouse Beneficiary is not an Eligible Designated Beneficiary, then the entire amount must be distributed within ten years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Pre-Selected Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Pre-Selected Beneficiary Payout Options”). Pre-Selected Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary.
Pre-Selected Beneficiary Payout Options are only available to Contracts owned by natural persons, IRA Custodians/ Trustees, or Grantor Trusts. Requests for Pre-Selected Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date. Pre-Selected Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Pre-Selected Beneficiary Payout Options.
Death Benefit payout options may not be pre-selected for Contracts owned by Joint Owners unless both Joint Owners Request in writing. Pre-Selected Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Pre-Selected Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Pre-Selected Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Pre-Selected Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Pre-Selected Beneficiary Payout Options.
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We reserve the right to modify or cancel any Pre-Selected Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Pre-Selected Beneficiary Payout Options are suitable for your needs.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
•If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Strategy, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;
•If the Owner died on or before December 31, 2019: If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death;
•If the Owner dies after December 31, 2019: If a non-Spouse individual who qualifies as an Eligible Designated Beneficiary is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Eligible Designated Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Eligible Designated Beneficiary to begin substantially equal installments no later than one year after the Owner’s date of death or the Non-Spouse Beneficiary is not an Eligible Designated Beneficiary, then the entire amount must be distributed within ten years of the Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Death of Annuitant Who is Not the Owner of the Contract
If the Annuitant Dies Before the Annuity Commencement Date
If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust, or the Underlying IRA Holder if the Owner is the custodian or trustee of an IRA account) will become the Annuitant.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant died on or before December 31, 2019, after the Annuity Commencement Date, and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
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If the Annuitant dies after December 31, 2019, after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable to an Eligible Designated Beneficiary may be distributed to the Eligible Designated Beneficiary in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary provided the Eligible Designated beneficiary makes such election and such distributions begin no later than one year after the Annuitant’s date of death; otherwise the entire benefit amount must be distributed within ten years of the Annuitant’s date of death. If the Beneficiary is not an Eligible Designated Beneficiary, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner Dies After Annuity Commencement Date
If the Owner died on or before December 31, 2019, and after the Annuity Commencement Date, any benefit payable must be distributed either to the Annuitant or the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
If the Owner dies after December 31, 2019 and the Annuity Commencement Date, any benefit payable to an Eligible Designated Beneficiary must be distributed to the Eligible Designated Beneficiary in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary provided the Eligible Designated Beneficiary makes such election and such distributions begin no later than one year after the Owner’s date of death; otherwise the entire benefit amount must be distributed within ten years of the Owner’s date of death. If the Beneficiary is not an Eligible Designated Beneficiary, the entire benefit amount must be distributed within ten years of the Owner’s date of death.
Contingent Annuitant
While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.
Deferred Payment
If payment of the Death Benefit is deferred due to an action to recover the proceeds as defined in New York Insurance law section 3214, interest on the Death Benefit proceeds will be paid from the date of death of the Owner at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.
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Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis. However, up to 1.5% annually of your Covered Fund Value may be deducted as a Consultant fee without reducing your Option 2 Death Benefit.
Numerical Example
Sum of Contributions to the Investment Strategy and Income Strategy = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)
 If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)
 In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)
 If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)
 If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Charges and Deductions
When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
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As more fully described below, charges under the Contract are assessed only as deductions for:
•charges against your Annuity Account Value for our assumption of mortality and expense risks;
•Fund Facilitation Fee, if applicable;
•Premium Tax, if applicable; and
•Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible investment advisers or broker/dealers through Consultants that charge an annual fee in lieu of sales charges, or Consultants that charge an annual fee for ongoing investment advisory services. These fees would be specified in the respective agreements between you and your Consultant. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. If withdrawn from your Annuity Account Value, deductions to pay Consultant fees will reduce your benefits under the Contract. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in your Annuity Account Value to avoid reducing your benefits under the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge (M&E Charge)
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.20%. We guarantee that this charge will never increase beyond 0.20%. If you select Death Benefit Option 2, the M&E Charge is a daily charge equal to an effective annual rate of 0.40%. We guarantee that this charge will never increase beyond 0.40%.
The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The M&E Charge is higher for Owners who have selected Death Benefit Option 2 because we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
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Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Fund Facilitation Fee
Sub-Accounts investing in certain of the Investment Strategy Portfolios (called the FFF Portfolios) may only be accessed with additional payment of a Fund Facilitation Fee. The Fund Facilitation Fee is deducted at the end of each valuation period from Sub-Account assets, if any, invested in the FFF Portfolios. The Fund Facilitation Fee is a daily charge equal to an effective annual rate of 0.35%. We guarantee that this charge will never increase beyond 0.35%. The Fund Facilitation Fee is reflected in the Accumulation Unit values of each of the FFF Portfolio Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option that includes the FFF Portfolio Sub-Accounts.
Great-West may profit from the Fund Facilitation Fee, and may use any profit derived for any lawful purpose including payment of expenses that Great-West incurs in promoting, marketing, and administering the Contract.
The current selection of FFF Portfolios is:
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Periodic Withdrawals
You may Request that all or part of the Investment Strategy Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. Each periodic withdrawal amount is based on the Investment Strategy Account Value, less Premium Tax, if any, at the time of the withdrawal.
In Requesting periodic withdrawals, you must elect:
•The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•A minimum withdrawal amount of at least $100;
•The calendar day of the month on which withdrawals will begin;
•One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•The type of allocation of withdrawals from the Investment Strategy Sub-Accounts
•Withdrawals may be prorated across the Investment Strategy Sub-Accounts in proportion to their assets; or
•Withdrawals may be made from specific Investment Strategy Sub-Account(s). When the specified Investment Strategy Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•You may continue to exercise all contractual rights, except that no Contributions may be made;
•You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and
•Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•The amount elected to be paid under the option selected has been reduced to zero;
•The Investment Strategy Account Value is zero;
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•You Request that withdrawals stop;
•You purchase an annuity payout option; or
•The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1∕2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Withdrawals to Pay Consultant Fees” above.
Annuity Payouts From the Investment Strategy
You can choose the date that you wish annuity payouts from the Investment Strategy to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under a GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under a GLWB Rider will terminate. If you have initiated Installments under a GLWB Rider, only the Investment Strategy will be annuitized. Once Installments under a GLWB Rider have begun, the Income Strategy cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Strategy Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Strategy Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Strategy Account Value to purchase an annuity payout option is $2,000. If your Investment Strategy Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date or the first annuity payout, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date or the first annuity payout, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
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Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Strategy Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the “Distribution of Death Benefit” section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Strategy Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Strategy Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Strategy Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
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Other Restrictions (Investment Strategy Only)
Once payouts start from the Investment Strategy under the annuity payout option you select:
•no changes can be made in the payout option;
•no additional Contributions to the Investment Strategy will be accepted under the Contract; and
•no further withdrawals from the Investment Strategy will be allowed, including withdrawals to pay Consultant fees, other than withdrawals made to provide annuity benefits.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing a GLWB Rider by either allocating Contributions to one or more Covered Funds in the Income Strategy at your direction, or by Transferring all or part of your Investment Strategy Account Value to one or more Covered Funds in the Income Strategy at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider. You are under no obligation to elect a GLWB Rider. If you choose to elect a GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Strategy Sub-Account options), or you may wait to elect a GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.
You may select from three optional GLWB Riders, which are summarized below:
	Great-West Secure Income Plus GLWB Rider	Great-West Secure Income Max GLWB Rider	Great-West Secure Income Foundation GLWB Rider
Current Guarantee Benefit Fee (as a percentage of your current Benefit Base)	1.30%	1.20%	0.90%
Objective	Guaranteed growth, guaranteed income	Maximum income	Low cost, high income
Guaranteed Lifetime Income	X	X	X
Single or Joint Withdrawal	X	X	X
Wait to Choose Single or Joint	X	X	X
Annual Step-up	X	X	X
Age Band Income Reset	X	X	X
Add $ after Withdrawal Phase Begins	X	X	X
Guaranteed Accumulation Credit	X
Enhanced Distribution Credit		X
The GLWB Riders are similar in most respects except for the GAW% calculation and the Guarantee Benefit Fee; the Great-West Secure Income Plus GLWB Rider also offers an Accumulation Credit (as detailed below), and the Great-West Secure Income Max GLWB Rider also offers a Distribution Credit (as detailed below).
Generally, the GLWB Riders are designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider and the Great-West Secure Income Max GLWB Rider offer additional benefits in exchange for a higher Guarantee Benefit Fee.
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The Great-West Secure Income Foundation GLWB Rider is generally designed for those who would like to begin receiving lifetime income in the near term; the Great-West Secure Income Plus GLWB Rider is generally designed for those willing to pay more for guaranteed Benefit Base growth provided by the Accumulation Credit before they begin to receive lifetime income; and the Great-West Secure Income Max GLWB Rider is generally designed for those willing to pay more to be eligible for a higher distribution percentage provided by the Distribution Credit by waiting longer than five years before beginning to receive lifetime income.
More information on each of the GLWB Riders is available below and in the Rate Sheet Supplement in effect on the date you signed your application for the Contract (and satisfied the other terms described in this paragraph). Rate Sheet Supplements will disclose the GAW% and the Joint GAW% for all GLWB Riders applicable to applications signed after a specific date. Rate Sheet Supplements will also disclose the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider, and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider. The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider.
In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed on or after the effective date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Prior to cessation of sales, the current and any proposed Rate Sheet Supplements were found on the SEC’s website (www.sec.gov) by searching with File Number 333-212091. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.
Unless otherwise noted, the following discussion applies to all GLWB Riders.
All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Strategy. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Strategy Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. If you terminate a GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
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The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:
GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Plus GLWB Rider	1.30% of the Benefit Base
Great-West Secure Income Max GLWB Rider	1.20% of the Benefit Base
Great-West Secure Income Foundation GLWB Rider	0.90% of the Benefit Base
We reserve the right to change the frequency and amount of the Guarantee Benefit Fee upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, investment income, mortality, morbidity, persistency, and expense. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus.
In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you may elect to reject the increased Guarantee Benefit Fee in one of two ways. First, you may reject the increased fee by providing a Request to withdraw or Transfer your entire Covered Fund Value from the Income Strategy, thereby reducing your Benefit Base to zero and terminating your GLWB Rider. Second, you may reject the increased fee by providing a Request to allocate your entire Covered Fund Value to the following limited selection of Covered Funds. We may, at our discretion, make other Covered Funds available or cease offering specific Covered Funds; however, in the event that we provide written notice of an increase to the Guarantee Benefit Fee, we will always make available at least one Covered Fund designated for the purpose of avoiding an increased Guarantee Benefit Fee. If we cease offering a specific Covered Fund (or a class of a specific Covered Fund) that you have already invested in, you will be permitted to remain invested in that Covered Fund (or class of that Covered Fund); however, no new Owners or new Contributions will be permitted.
Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
The limited selection of Covered Funds will restrict your Income Strategy allocation options to Covered Funds with investment strategies that do not generally target more than 50% equity exposure. While electing to allocate Covered Fund Value to the specified Covered Funds will prevent an increase in the Guarantee Benefit Fee, this also means foregoing possible market gains in the other Covered Funds, which could reduce your Benefit Base and the value of your GLWB Rider.
Prior to notice of an increase to the Guarantee Benefit Fee, you are under no obligation to allocate Covered Fund Value to the above Covered Funds. However, if we provide such notice, to avoid a Guarantee Benefit Fee increase we must receive your Request to allocate your entire Covered Fund Value to the above Covered Funds prior to the effective date of the increase, or such date as specified in the prior written notice we provide to you. In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you should carefully consider whether to accept or reject the Guarantee Benefit Fee increase.
Any election to reject an increase to the Guarantee Benefit Fee by terminating a Rider or by committing to a limited selection of Covered Fund(s) as described above is irrevocable. If you do not elect to reject the increased Guarantee Benefit Fee, the increased Guarantee Benefit Fee will apply to your GLWB Rider as of the effective date of the increase.
The Covered Fund(s)
A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Strategy. The approved Covered Funds are described in The Portfolios above. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We will notify you whenever the Covered Funds are changed. Changes to Covered Funds will only apply to additional Contributions or Transfers made after the Covered Fund ceases to be offered. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Funds or terminate your Contract. Great-West will complete the allocations between the Covered Funds as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.
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We limit the number and type of Covered Funds available for use in the Income Strategy to reduce our risk exposure in providing the guarantees associated with GLWB Riders. Although the Covered Funds are not managed volatility funds and do not employ a managed volatility strategy, the balanced nature of the Covered Funds may limit the return on your investment. Our selection of approved Covered Funds may create a conflict of interest, because an affiliated investment adviser manages the Covered Fund(s) and we may derive greater revenues from affiliated Covered Funds than certain other Sub-Accounts available under the Contract. Restricting the selection of approved Covered Funds may reduce the likelihood that Great-West will have to make payments under the GLWB Riders.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Strategy. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Benefit Base as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Strategy on the GLWB Rider Election Date.
•We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);
•We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;
•On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base (if so, your Benefit Base will then reflect positive Covered Fund performance); and
•On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount (see “Reset of the GAW% During the GAW Phase” below).
A few things to keep in mind regarding the Benefit Base:
•The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;
•It is important that you do not confuse your Benefit Base with the Covered Fund Value;
•During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be recalculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may be made during the GAW Phase. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
If Great-West refuses to accept additional Contributions (see “Rights Reserved by Great-West” below), you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
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Annual Adjustments to Your Benefit Base
During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•your current Benefit Base; or
•your current Covered Fund Value.
Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
For information on annual adjustments to your Benefit Base under the Great-West Secure Income Plus GLWB Rider, see below.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Strategy Covered Fund(s) to any Investment Strategy Portfolio.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, then you will be prohibited from making any Transfers into a Covered Fund for at least ninety (90) calendar days.
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Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Fund(s)
The Guarantee Benefit Fee, the M&E Charge, and any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, will not be treated as an Excess Withdrawal, subject to the limitation described in this section.
You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Strategy without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base and GAWs as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1∕2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the non-Spouse Beneficiary.
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When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1∕2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1∕2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1∕2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above for more information.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your financial advisor or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW under the Secure Income Foundation and Secure Income Max GLWB Riders, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. To determine the amount of the GAW under the Secure Income Plus GLWB Rider, we will compare the current Benefit Base plus the Ratchet year’s portion of the annual roll-up amount to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a reset based on the age of the Covered Person(s). See “Annual Review of Your GAW%” below.
To calculate the GAW, based on the age of the Covered Person on the Initial Installment Date, we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than the time you choose to elect a GLWB Rider. The amount of the Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future Installments.
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Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212091.
Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
You may elect to receive Installments on any of the following frequency periods: annually, semi-annually, quarterly, or monthly. You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
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If the Owner has elected a Pre-Selected Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
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For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example
Assume the following:
Covered Fund Value before GAW = $55,500
Benefit Base = $100,000
GAW% =5.5%
GAW Amount = $100,000 x 5.5% = $5,500
Total Annual withdrawal =$10,500
Excess withdrawal = $10,500 - $5,500 = $5,000
Covered Fund Value after GAW = $55,000 - $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =$50,000 - $5,000 = $45,000
Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90
Adjusted Benefit Base = $100,000 x 0.90 = $90,000
Adjusted GAW Amount = $90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, M&E Charge, and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase. Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the GLWB Settlement Phase.
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During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Strategy
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.
Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
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To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
The treatment of Non-Qualified Annuity Contracts held as an investment in a custodial IRA will be governed by the divorce Decree as it applies to the IRA.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.
Termination of a GLWB Rider
A GLWB Rider will terminate upon the earliest of:
•the date of death of the Owner if there is no surviving Covered Person;
•the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
•the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
•the date there is no longer a Covered Person under the GLWB Rider;
•the date the Contract is terminated;
•the date the Covered Fund Value or Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals; or
•the Annuitant’s 99th birthday, if no Installments have been taken.
If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
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We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Riders
You should consult with your financial adviser to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed, and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and different investment limitations and conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
If the Owner is an IRA custodian or trustee and Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be the Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Great-West Secure Income Plus GLWB Rider:
Guarantee Benefit Fee = 1.30% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years, subject to the Benefit Base cap of $5 million. The Accumulation Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Plus GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Accumulation Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Plus GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
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Scenario #1: 72-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50%
(for a 65-year-old)
GAW = $3,600 ($80,000 x 4.50%)
The Great-West Secure Income Plus GLWB Rider calculates annual adjustments to your Benefit Base differently than the other GLWB Riders:
On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•your current Benefit Base plus an Accumulation Credit; or
•your current Covered Fund Value.
The Accumulation Credit is equal to the sum of A and B:
A.
 Greater of the Accumulation Credit in effect at the time you purchase your Contract times:
i.
the Market Ratchet Value (the last adjustment to the Benefit Base as a result of an increase to the Covered Fund Value) adjusted for proportional withdrawals; or
ii.
the sum of previous years’ Great-West Secure Income Plus GLWB Rider Contributions less proportional withdrawals.
B.
 the Accumulation Credit in effect at the time you purchase your Contract times the proportional Contributions in Ratchet Period.
In any year in which there is an Excess Withdrawal, the Accumulation Credit will be zero. The accumulation period begins on the Rider Election Date and ends on the earliest of:
•the 10th anniversary after the Rider Election Date;
•the commencement of the GAW Phase; or
•the date the Great-West Secure Income Plus GLWB Rider terminates.
When the accumulation period ends, the Accumulation Credit will be zero.
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Great-West Secure Income Max GLWB Rider:
Guarantee Benefit Fee = 1.20% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Owners may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase. The Distribution Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Max GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Max GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Distribution Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Max GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 72-Year-Old Single Covered Person, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Single GAW%: 7.00% (GAW% Enhanced by 1% Distribution Credit)
GAW = $5,600 ($80,000 x 7.00%)
Scenario #3: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #4: 60-Year-Old Single Covered Person Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
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Scenario #5: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Joint GAW% = 5.50% (GAW% Enhanced by 1% Distribution Credit)
(for a 65-year-old)
GAW = $4,400 ($80,000 x 5.50%)
Great-West Secure Income Foundation GLWB Rider:
Guarantee Benefit Fee = 0.90% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Foundation GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
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Ratchet to Benefit Base During the GAW Phase (applicable to all GLWB Riders)
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)
 the current Benefit Base; or
(b)
 the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Reset of the GAW% During the GAW Phase (applicable to all GLWB Riders)
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. Unless you have provided the RROC with a Request to always increase your Installments to the maximum permitted amount, your Installments will not automatically default to the maximum, and will not change unless Requested by the Owner. You may Request to change your Installments at any time before your next Ratchet Date. If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect
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Numerical Example When Reset is NOT Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An Owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity,” such as a Non-Grantor Trust, will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule. Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. Under a custodial or trusteed IRA account, the Underlying IRA Holder, who must be a natural person, is treated as the IRA owner for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
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Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for a GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the Annuity Account Value exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•Made on or after the date on which the Owner reaches age 59 1∕2;
•Made as a result of death or disability of the Owner;
•Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts.
For more details regarding this penalty tax and other exemptions, including those related to COVID-19, that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;
•If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
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•If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;
•If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See “Required Minimum Distributions from Qualified Annuity Contracts” below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
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In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
•The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days; and
•Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Rollovers from Qualified Retirement Plans and IRAs
A Qualified Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Assignment, Transfer or Exchange of the Contract
You may change the Owner any time before the Owner's death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Pre-Selected Beneficiary Payout Options chosen by the Owner. See “Pre-Selected Beneficiary Payout Options” above for more information.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other
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jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•Only the Owner may be the Annuitant of the Contract;
•Only one Owner may be established under the Contract;
•The Contract must be established for the exclusive benefit of the Owner and the Beneficiary;
•The entire interest of the Owner must be non-forfeitable;
•The Owner must not borrow any money under the Contract or pledge it as security for a loan;
•The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and
•Separate records must be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (“SEP”), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code as detailed below.
If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s). Please note the following important details:
•An RMD is attributable to the Covered Fund(s) to the extent that the RMD amount withdrawn from the Covered Fund Value is proportional to the amount of the Annuity Account Value invested in Covered Fund(s).
•The amount withdrawn for RMDs must not exceed the amount calculated under the Code based on life expectancy, and must be based on the Annuity Account Value on December 31 of the previous calendar year as reported by Great-West.
•You must set up your RMDs on the required form with our Retirement Resource Operations Center.
•If you are transferring money from another company and you have reached or will reach the age at which RMDs must be paid to you under the Code (70 1∕2 if born before July 1, 1949, or age 72 if born on or after July 1, 1949) during the current tax year, you should take the current tax year’s RMD before the transfer to avoid taking an Excess Withdrawal.
Below is a hypothetical RMD numerical example designed to help illustrate how taking an RMD during the GAW Phase would be considered an Excess Withdrawal because some portion of the RMD is not attributable to the Covered Fund Value.
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RMD Numerical Example: This example illustrates a scenario where the Contract is your only IRA, and you elected to split your assets between the Investment Strategy (i.e., an investment that is not a Covered Fund) and the Income Strategy (i.e., a Covered Fund). To avoid taking an Excess Withdrawal when taking an RMD, you may need to take a portion of your RMD from your assets in the Investment Strategy.
•Annuity Account Value (12/31/2019) = $100,000
•Covered Fund Value = $50,000 (50% of total Annuity Account Value)
•Investment Strategy Account Value = $50,000 (50% of total Annuity Account Value)
•GAW = $2,500
•Total 2020 RMD attributable to the IRA as calculated by Great-West = $6,200
•2020 RMD attributable to the Covered Fund = $6,200 x 0.50 = $3,100
Under these circumstances, the Owner may take the full $2,500 GAW and may take an additional $600 for RMDs out of the Covered Fund - this additional $600 needed for RMDs would not be considered an Excess Withdrawal. In order to satisfy the remaining $3,100 in RMDs without taking an Excess Withdrawal, the Owner would need to withdraw the remaining $3,100 from the Investment Strategy Account.
You should consult a qualified tax advisor regarding withdrawals to satisfy your RMD amount and other tax implications of RMD withdrawals during the Accumulation Phase and GAW Phase of the Contract.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, Rider, or Endorsement to the contrary, the distribution of the individual’s interest in a Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1∕2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:
•A single sum payment;
•Equal or substantially equal payments no less frequently than annually over the life of the Owner;
•Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
•Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
•Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
The Coronavirus Aid, Relief and Economic Security (“CARES”) Act waived the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 were also waived.
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Distributions Upon Death in Qualified Annuity Contracts
Distributions for deaths occurring before December 31, 2019 where distributions have begun before death. If the Owner dies after distributions have begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths occurring before December 31, 2019 where distributions have not begun. If the Owner died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distributions in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)
 If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1∕2;
3)
 If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Owner died after December 31, 2019, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the Beneficiary qualifies as an Eligible Designated Beneficiary and makes an election to receive distribution in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to an Eligible Designated Beneficiary, then, subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the Eligible Designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)
 If the Eligible Designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72;
3)
 If the Eligible Designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Eligible Designated Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
Prior to December 14, 2020, we offered the Contracts on a continuous basis to customers of registered investment advisers, brokerage firms, and their affiliated insurance agencies. Contracts are sold in New York and those other states where the Contract may lawfully be sold by licensed insurance agents who are Consultants.
Prior to October 5, 2020, the offering of the Contracts was made on a continuous basis by GWFS, a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter and continued offering the Contracts on a continuous basis. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was extablished in 1993. IDI’s principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223. IDI is registered with the SEC under the Exchange Act as a broker-dealer and is a member firm of FINRA.
66

No sales commissions are paid to Consultants on sales of the Contracts. However, Consultants may charge you an advisory or similar fee under an agreement you have with them independent of Great-West, GWFS, or IDI. Great-West, GWFS, and IDI do not offer advice on how to allocate your Contributions, and we are not responsible for any advice your Consultant provides to you. Great-West, GWFS, and IDI do not endorse any Consultant or make any representations as to their qualifications.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, may pay eligible Consultants or other entities compensation for the promotion and sale of the Contract. Compensation paid to eligible Consultants or other entities is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Payments We Receive” above. The Company may pay a portion of these proceeds to eligible Consultants or other entities for distribution services.
IDI agents may receive additional cash and non-cash incentives to promote the sale of the Contracts. IDI agents may participate in various contests and promotions subject to applicable FINRA regulations in which IDI agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, IDI agents also may receive travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to IDI agents may be based on certain performance measurements, including a percentage of the net amount invested in certain investments available under the Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for an IDI agent to recommend or sell the Contract instead of other products or recommend certain investments under the Contract over other investments, which may not necessarily be to your benefit.
To the extent permitted by FINRA rules, applicable state insurance law and regulations, and Department of Labor rules and regulations, and as mutually agreed upon by the Company and eligible Consultants or other entities, the Company may pay a portion of these proceeds to eligible Consultants or other entities:
•for distribution services;
•as compensation for administrative and insurance services provided by the Consultants on behalf of GWFS or IDI;
•as a marketing allowance or other promotional incentive; and
•as payments in the form of cash or other compensation.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
67

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•To cease accepting Contributions at any time at our discretion;
•To limit the number of Contracts that you may purchase;
•To cease offering the Contract and/or GLWB Riders to new sales;
•To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•To change the time or time of day that a valuation date is deemed to have ended; and
•To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks, and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks, and similar incidents or events affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Annuity Account Value. For instance, system failures, cyber-attacks, and similar incidents or events may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release, loss, and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines
68

and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we, the Portfolios or Covered Funds, or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:
Retirement Resource Operations Center (Service Center)
Regular Mail:
PO Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
877-723-8723
AnnuityOperations@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the Riders, and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•general information;
•information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-2 Series Account;
•calculation of annuity payouts;
•services;
•withholding; and
•financial statements.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.75)	2020	2019	2018	2017
DIMENSIONAL VA INTERNATIONAL SMALL
Value at beginning of period	10.23	8.32	10.45
Value at end of period	11.11	10.23	8.32
Number of accumulation units outstanding at end of period	0	-	-
DIMENSIONAL VA INTERNATIONAL VALUE
Value at beginning of period	9.95	8.65	10.51
Value at end of period	9.70	9.95	8.65
Number of accumulation units outstanding at end of period	0	-	-
DIMENSIONAL VA US LARGE VALUE
Value at beginning of period	11.71	9.38	10.75
Value at end of period	11.46	11.71	9.38
Number of accumulation units outstanding at end of period	0	-	-

Investment Division (0.55)	2020	2019	2018	2017
DIMENSIONAL VA INTERNATIONAL SMALL
Value at beginning of period	10.28	8.34	10.45
Value at end of period	11.18	10.28	8.34
Number of accumulation units outstanding at end of period	1,615	1,580	2,618
DIMENSIONAL VA INTERNATIONAL VALUE
Value at beginning of period	9.99	8.67	10.52
Value at end of period	9.76	9.99	8.67
Number of accumulation units outstanding at end of period	2,165	1,966	2,555
DIMENSIONAL VA US LARGE VALUE
Value at beginning of period	11.76	9.40	10.76
Value at end of period	11.54	11.76	9.40
Number of accumulation units outstanding at end of period	10,353	7,774	10,641

Investment Division (0.40)	2020	2019	2018	2017
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	15.10	10.84	12.45	10.00
Value at end of period	16.43	15.10	10.84	12.45
Number of accumulation units outstanding at end of period	0	-	-	-
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	10.84	9.99	10.33	10.00
Value at end of period	11.83	10.84	9.99	10.33
Number of accumulation units outstanding at end of period	0	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	12.37	9.62	11.10	10.00
Value at end of period	12.45	12.37	9.62	11.10
Number of accumulation units outstanding at end of period	0	-	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	12.35	9.77	10.81	10.00
Value at end of period	12.41	12.35	9.77	10.81
Number of accumulation units outstanding at end of period	0	-	-	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	13.37	10.27	11.44
Value at end of period	14.45	13.37	10.27
Number of accumulation units outstanding at end of period	0	-	-
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	13.84	11.33	13.14	10.00

Investment Division (0.40)	2020	2019	2018	2017
Value at end of period	15.67	13.84	11.33	13.14
Number of accumulation units outstanding at end of period	4,325	4,325	4,876	4,876
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	14.09	10.98	12.85
Value at end of period	17.30	14.09	10.98
Number of accumulation units outstanding at end of period	0	-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	12.23	10.43	11.33	10.00
Value at end of period	14.70	12.23	10.43	11.33
Number of accumulation units outstanding at end of period	0	-	-	-
BLACKROCK HIGH YIELD VI
Value at beginning of period	11.80	10.32	10.67	10.00
Value at end of period	12.59	11.80	10.32	10.67
Number of accumulation units outstanding at end of period	0	-	-	-
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	14.92	11.36	11.44
Value at end of period	19.38	14.92	11.36
Number of accumulation units outstanding at end of period	0	-	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	15.99	12.69	12.34	10.00
Value at end of period	22.76	15.99	12.69	12.34
Number of accumulation units outstanding at end of period	0	-	-	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	14.22	11.68	13.97	10.00
Value at end of period	17.66	14.22	11.68	13.97
Number of accumulation units outstanding at end of period	0	-	-	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	11.79	9.95	12.17	10.00
Value at end of period	N/A	11.79	9.95	12.17
Number of accumulation units outstanding at end of period	N/A	-	-	-
DELAWARE VIP REIT
Value at beginning of period	11.71	9.29	10.09	10.00
Value at end of period	10.42	11.71	9.29	10.09
Number of accumulation units outstanding at end of period	0	-	-	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	11.71	9.21	11.13	10.00
Value at end of period	11.41	11.71	9.21	11.13
Number of accumulation units outstanding at end of period	0	-	-	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	16.71	12.26	12.55	10.00
Value at end of period	23.08	16.71	12.26	12.55
Number of accumulation units outstanding at end of period	0	-	-	-
EATON VANCE VT FLOATING-RATE INCOME
Value at beginning of period	10.94	10.25	10.30	10.00
Value at end of period	11.11	10.94	10.25	10.30
Number of accumulation units outstanding at end of period	0	-	-	-
FEDERATED HIGH INCOME BOND
Value at beginning of period	11.22	9.87	10.26
Value at end of period	11.78	11.22	9.87
Number of accumulation units outstanding at end of period	2,527	2,557	2,499
FIDELITY VIP BALANCED
Value at beginning of period	12.78	10.34	10.86
Value at end of period	15.55	12.78	10.34
Number of accumulation units outstanding at end of period	32,404	32,404	4,699
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION

Investment Division (0.40)	2020	2019	2018	2017
Value at beginning of period	13.49	10.19	11.75	10.00
Value at end of period	16.38	13.49	10.19	11.75
Number of accumulation units outstanding at end of period	0	-	-	-
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	10.48	9.69	10.47	10.00
Value at end of period	11.13	10.48	9.69	10.47
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	12.09	9.77
Value at end of period	13.14	12.09
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST BOND INDEX
Value at beginning of period	10.96	10.18	10.27	10.00
Value at end of period	11.70	10.96	10.18	10.27
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST CONSERVATIVE PROFILE INVESTOR CLASS
Value at beginning of period	11.14	10.03	10.40	10.00
Value at end of period	12.01	11.14	10.03	10.40
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST CORE BOND
Value at beginning of period	11.08	10.18	10.35	10.00
Value at end of period	11.92	11.08	10.18	10.35
Number of accumulation units outstanding at end of period	6,908	6,908	-	-
GREAT-WEST GLOBAL BOND
Value at beginning of period	10.46	10.09
Value at end of period	10.97	10.46
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.24	10.10	10.00	10.00
Value at end of period	10.22	10.24	10.10	10.00
Number of accumulation units outstanding at end of period	78,281	39,823	47,606	3,680
GREAT-WEST HIGH YIELD BOND
Value at beginning of period	11.58	10.16	10.62	10.00
Value at end of period	12.78	11.58	10.16	10.62
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	12.86	10.65	12.41	10.00
Value at end of period	13.78	12.86	10.65	12.41
Number of accumulation units outstanding at end of period	8,407	8,407	8,407	-
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	12.88	10.59	12.60	10.00
Value at end of period	14.07	12.88	10.59	12.60
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.66	9.13	10.64	10.00
Value at end of period	N/A	10.66	9.13	10.64
Number of accumulation units outstanding at end of period	N/A	-	-	-
GREAT-WEST LARGE CAP GROWTH
Value at beginning of period	17.51	12.91	12.95	10.00
Value at end of period	24.67	17.51	12.91	12.95
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.67	10.00
Value at end of period	11.03	10.67
Number of accumulation units outstanding at end of period	0	-

Investment Division (0.40)	2020	2019	2018	2017
GREAT-WEST LIFETIME 2035
Value at beginning of period	13.16	10.82	11.79	10.00
Value at end of period	14.85	13.16	10.82	11.79
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST SMALL-CAP VALUE FUND
Value at beginning of period	11.33	9.12	10.93	10.00
Value at end of period	11.64	11.33	9.12	10.93
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST MODERATE PROFILE CLASS L
Value at beginning of period	11.69	10.01	10.74
Value at end of period	12.92	11.69	10.01
Number of accumulation units outstanding at end of period	1,720	-	2,070
GREAT-WEST MODERATE PROFILE INVESTOR CLASS
Value at beginning of period	11.76	10.05	10.77	10.00
Value at end of period	13.03	11.76	10.05	10.77
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	12.04	10.05	10.92	10.00
Value at end of period	13.4	12.04	10.05	10.92
Number of accumulation units outstanding at end of period	0	55,292	55,292	55,292
GREAT-WEST MODERATELY CONSERVATIVE PROFILE CLASS L
Value at beginning of period	11.36	10.00	10.55
Value at end of period	12.35	11.36	10.00
Number of accumulation units outstanding at end of period	3,504	-	4,217
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	11.37	10.22	10.59	10.00
Value at end of period	12.35	11.37	10.22	10.59
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	11.86	9.73	10.27	10.00
Value at end of period	10.45	11.86	9.73	10.27
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	14.90	11.43	12.07	10.00
Value at end of period	17.48	14.90	11.43	12.07
Number of accumulation units outstanding at end of period	24,395	24,395	24,395	-
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	12.68	10.15	11.52	10.00
Value at end of period	14.28	12.68	10.15	11.52
Number of accumulation units outstanding at end of period	5,496	5,496	5,496	-
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	12.40	10.18	11.23	10.00
Value at end of period	13.70	12.40	10.18	11.23
Number of accumulation units outstanding at end of period	8,594	8,594	8,971	3,572
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	12.35	10.56	11.22	10.00
Value at end of period	13.97	12.35	10.56	11.22
Number of accumulation units outstanding at end of period	5,765	5,883	23,139	-
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	10.69	10.18	10.16	10.00
Value at end of period	11.14	10.69	10.18	10.16
Number of accumulation units outstanding at end of period	23,782	23,782	26,849	26,849
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	14.82	11.69	12.10
Value at end of period	20.21	14.82	11.69

Investment Division (0.40)	2020	2019	2018	2017
Number of accumulation units outstanding at end of period	0	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	15.77	12.06	12.39	10.00
Value at end of period	19.49	15.77	12.06	12.39
Number of accumulation units outstanding at end of period	1,298	1,274	1,318	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.77	10.19	10.18	10.00
Value at end of period	11.35	10.77	10.19	10.18
Number of accumulation units outstanding at end of period	12,823	12,823	14,480	14,480
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.45	8.98
Value at end of period	13.8	11.45
Number of accumulation units outstanding at end of period	0	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	12.80	10.47	11.23
Value at end of period	11.14	12.80	10.47
Number of accumulation units outstanding at end of period	0	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	12.16	9.78	11.36	10.00
Value at end of period	12.33	12.16	9.78	11.36
Number of accumulation units outstanding at end of period	10,027	10,027	11,308	11,308
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.19	10.32	12.22	10.00
Value at end of period	14.94	13.19	10.32	12.22
Number of accumulation units outstanding at end of period	0	-	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	14.33	11.77	11.77	10.00
Value at end of period	16.28	14.33	11.77	11.77
Number of accumulation units outstanding at end of period	0	-	-	-
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	16.86	12.52	12.66	10.00
Value at end of period	20.01	16.86	12.52	12.66
Number of accumulation units outstanding at end of period	0	-	-	-
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	11.02	10.12	10.29	10.00
Value at end of period	12.1	11.02	10.12	10.29
Number of accumulation units outstanding at end of period	0	-	-	-
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	17.74	13.52	12.94	10.00
Value at end of period	30.5	17.74	13.52	12.94
Number of accumulation units outstanding at end of period	0	-	-	-
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	14.11	11.00	12.00
Value at end of period	16.18	14.11	11.00
Number of accumulation units outstanding at end of period	0	-	-
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.89	10.00
Value at end of period	12.52	10.89
Number of accumulation units outstanding at end of period	0	-
MFS VIT II TECHNOLOGY
Value at beginning of period	18.90	13.96	13.81	10.00
Value at end of period	27.56	18.90	13.96	13.81
Number of accumulation units outstanding at end of period	0	-	-	-
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	13.08	10.39	11.02

Investment Division (0.40)	2020	2019	2018	2017
Value at end of period	13.30	13.08	10.39
Number of accumulation units outstanding at end of period	0	-	-
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	13.79	11.02	11.76	10.00
Value at end of period	16.38	13.79	11.02	11.76
Number of accumulation units outstanding at end of period	0	-	-	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	9.63	8.69	10.16	10.00
Value at end of period	9.71	9.63	8.69	10.16
Number of accumulation units outstanding at end of period	0	-	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	11.88	10.53
Value at end of period	13.88	11.88
Number of accumulation units outstanding at end of period	0	-
PIMCO VIT LOW DURATION
Value at beginning of period	10.42	10.07	10.08	10.00
Value at end of period	10.68	10.42	10.07	10.08
Number of accumulation units outstanding at end of period	0	-	-	-
PIMCO VIT SHORT TERM
Value at beginning of period	10.53	10.29	10.19
Value at end of period	10.71	10.53	10.29
Number of accumulation units outstanding at end of period	0	-	-
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.14	10.33	10.44	10.00
Value at end of period	12.05	11.14	10.33	10.44
Number of accumulation units outstanding at end of period	0	-	-	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	18.11	13.29
Value at end of period	25.02	18.11
Number of accumulation units outstanding at end of period	0	-
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	12.66	10.16	12.61	10.00
Value at end of period	14.14	12.66	10.16	12.61
Number of accumulation units outstanding at end of period	0	-	-	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	17.68	13.70	13.53	10.00
Value at end of period	23.58	17.68	13.70	13.53
Number of accumulation units outstanding at end of period	4,770	4,770	5,376	5,376
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	16.32	12.74	12.68	10.00
Value at end of period	21.01	16.32	12.74	12.68
Number of accumulation units outstanding at end of period	0	-	-	-

Investment Division (0.20)	2020	2019	2018	2017
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	15.19	10.89	12.47	10.00
Value at end of period	16.56	15.19	10.89	12.47
Number of accumulation units outstanding at end of period	733	842	812	-
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	10.91	10.03	10.35	10.00
Value at end of period	11.92	10.91	10.03	10.35
Number of accumulation units outstanding at end of period	0	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	12.44	9.66	11.12	10.00

Investment Division (0.20)	2020	2019	2018	2017
Value at end of period	12.55	12.44	9.66	11.12
Number of accumulation units outstanding at end of period	3,370	3,370	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	12.43	9.81	10.84	10.00
Value at end of period	12.51	12.43	9.81	10.84
Number of accumulation units outstanding at end of period	1,684	1,684	527	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	13.44	10.30	11.45
Value at end of period	14.56	13.44	10.30
Number of accumulation units outstanding at end of period	494	494	494
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	13.93	11.38	13.16	10.00
Value at end of period	15.80	13.93	11.38	13.16
Number of accumulation units outstanding at end of period	1,379	1,383	1,815	1,425
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	14.17	11.02	12.88
Value at end of period	17.44	14.17	11.02
Number of accumulation units outstanding at end of period	657	697	657
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	12.30	10.47	11.35	10.00
Value at end of period	14.82	12.30	10.47	11.35
Number of accumulation units outstanding at end of period	0	-	-	-
BLACKROCK HIGH YIELD VI
Value at beginning of period	11.88	10.36	10.70	10.00
Value at end of period	12.69	11.88	10.36	10.70
Number of accumulation units outstanding at end of period	22,752	22,752	225	225
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	15.00	11.40	11.45
Value at end of period	19.53	15.00	11.40
Number of accumulation units outstanding at end of period	3,206	3,206	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	16.09	12.74	12.37	10.00
Value at end of period	22.94	16.09	12.74	12.37
Number of accumulation units outstanding at end of period	5,887	1,452	1,070	1,070
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	14.31	11.73	14.00	10.00
Value at end of period	17.80	14.31	11.73	14.00
Number of accumulation units outstanding at end of period	80	80	-	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	11.86	9.99	12.19	10.00
Value at end of period	N/A	11.86	9.99	12.19
Number of accumulation units outstanding at end of period	N/A	793	-	-
DELAWARE VIP REIT
Value at beginning of period	11.77	9.32	10.11	10.00
Value at end of period	10.50	11.77	9.32	10.11
Number of accumulation units outstanding at end of period	314	314	314	314
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	11.78	9.25	11.15	10.00
Value at end of period	11.50	11.78	9.25	11.15
Number of accumulation units outstanding at end of period	0	-	479	479
DWS CAPITAL GROWTH VIP
Value at beginning of period	16.81	12.31	12.57	10.00
Value at end of period	23.27	16.81	12.31	12.57
Number of accumulation units outstanding at end of period	0	-	-	-
EATON VANCE VT FLOATING-RATE INCOME

Investment Division (0.20)	2020	2019	2018	2017
Value at beginning of period	11.00	10.29	10.32	10.00
Value at end of period	11.20	11.00	10.29	10.32
Number of accumulation units outstanding at end of period	0	-	2,034	853
FEDERATED HIGH INCOME BOND
Value at beginning of period	11.28	9.90	10.27
Value at end of period	11.87	11.28	9.90
Number of accumulation units outstanding at end of period	0	-	-
FIDELITY VIP BALANCED
Value at beginning of period	12.85	10.37	10.88
Value at end of period	15.66	12.85	10.37
Number of accumulation units outstanding at end of period	128,896	110,192	93,434
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION
Value at beginning of period	13.56	10.22	11.77	10.00
Value at end of period	16.50	13.56	10.22	11.77
Number of accumulation units outstanding at end of period	1,507	1,507	507	507
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	10.55	9.73	10.49	10.00
Value at end of period	11.22	10.55	9.73	10.49
Number of accumulation units outstanding at end of period	1,015	1,015	998	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	12.17	9.81
Value at end of period	13.24	12.17
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST BOND INDEX
Value at beginning of period	11.03	10.22	10.29	10.00
Value at end of period	11.79	11.03	10.22	10.29
Number of accumulation units outstanding at end of period	16,112	4,922	1,262	-
GREAT-WEST CONSERVATIVE PROFILE INVESTOR CLASS
Value at beginning of period	11.20	10.06	10.41	10.00
Value at end of period	12.10	11.20	10.06	10.41
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST CORE BOND
Value at beginning of period	11.14	10.22	10.37	10.00
Value at end of period	12.01	11.14	10.22	10.37
Number of accumulation units outstanding at end of period	1,885	3,483	4,176	308
GREAT-WEST GLOBAL BOND
Value at beginning of period	10.52	10.13
Value at end of period	11.06	10.52
Number of accumulation units outstanding at end of period	6,185	1,023
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.30	10.14	10.02	10.00
Value at end of period	10.31	10.30	10.14	10.02
Number of accumulation units outstanding at end of period	42,476	135,073	59,200	117,933
GREAT-WEST HIGH YIELD BOND
Value at beginning of period	11.65	10.20	10.64	10.00
Value at end of period	12.88	11.65	10.20	10.64
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	12.94	10.69	12.44	10.00
Value at end of period	13.89	12.94	10.69	12.44
Number of accumulation units outstanding at end of period	7,808	3,002	3,282	-
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	12.95	10.63	12.62	10.00
Value at end of period	14.19	12.96	10.63	12.62
Number of accumulation units outstanding at end of period	3,299	3,299	-	-

Investment Division (0.20)	2020	2019	2018	2017
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.72	9.16	10.66	10.00
Value at end of period	N/A	10.72	9.16	10.66
Number of accumulation units outstanding at end of period	N/A	-	-	-
GREAT-WEST LARGE CAP GROWTH
Value at beginning of period	17.62	12.96	12.98	10.00
Value at end of period	24.87	17.62	12.96	12.98
Number of accumulation units outstanding at end of period	526	526	526	526
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.68	10.00
Value at end of period	11.05	10.68
Number of accumulation units outstanding at end of period	0	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	13.24	10.86	11.81	10.00
Value at end of period	14.97	13.24	10.86	11.81
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST SMALL CAP VALUE
Value at beginning of period	11.40	9.16	10.95	10.00
Value at end of period	11.73	11.40	9.16	10.95
Number of accumulation units outstanding at end of period	153	153	-	-
GREAT-WEST MODERATE PROFILE CLASS L
Value at beginning of period	11.75	10.04	10.76
Value at end of period	13.02	11.75	10.04
Number of accumulation units outstanding at end of period	57,831	-	8,441
GREAT-WEST MODERATE PROFILE INVESTOR CLASS
Value at beginning of period	11.83	10.08	10.78	10.00
Value at end of period	13.13	11.83	10.08	10.78
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	12.11	10.08	10.93	10.00
Value at end of period	13.50	12.11	10.08	10.93
Number of accumulation units outstanding at end of period	16,366	12,496	12,614	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND L
Value at beginning of period	11.42	10.03	10.56
Value at end of period	12.45	11.42	10.03
Number of accumulation units outstanding at end of period	128,906	9,647	-
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	11.44	10.26	10.61	10.00
Value at end of period	12.45	11.44	10.26	10.61
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	11.94	9.77	10.29	10.00
Value at end of period	10.53	11.94	9.77	10.29
Number of accumulation units outstanding at end of period	1,359	1,856	2,162	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	14.99	11.48	12.09	10.00
Value at end of period	17.62	14.99	11.48	12.09
Number of accumulation units outstanding at end of period	208,848	124,523	163,987	97,546
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	12.76	10.19	11.54	10.00
Value at end of period	14.40	12.76	10.19	11.54
Number of accumulation units outstanding at end of period	2,350	21,790	21,790	21,790
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	12.47	10.22	11.25	10.00
Value at end of period	13.81	12.47	10.22	11.25

Investment Division (0.20)	2020	2019	2018	2017
Number of accumulation units outstanding at end of period	9,325	4,185	2,503	676
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	12.42	10.60	11.24	10.00
Value at end of period	14.08	12.42	10.60	11.24
Number of accumulation units outstanding at end of period	135,566	118,719	39,600	4,883
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	10.75	10.22	10.18	10.00
Value at end of period	11.23	10.75	10.22	10.18
Number of accumulation units outstanding at end of period	5,067	5,067	5,456	5,456
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	14.91	11.74	12.13
Value at end of period	20.37	14.91	11.74
Number of accumulation units outstanding at end of period	0	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	15.86	12.11	12.42	10.00
Value at end of period	19.64	15.86	12.11	12.42
Number of accumulation units outstanding at end of period	0	-	-	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.83	10.23	10.20	10.00
Value at end of period	11.45	10.83	10.23	10.20
Number of accumulation units outstanding at end of period	2,740	2,740	2,740	2,740
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.51	9.01
Value at end of period	13.90	11.51
Number of accumulation units outstanding at end of period	0	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	12.87	10.52	11.25
Value at end of period	11.23	12.87	10.52
Number of accumulation units outstanding at end of period	0	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	12.23	9.81	11.38	10.00
Value at end of period	12.43	12.23	9.81	11.38
Number of accumulation units outstanding at end of period	2,643	2,643	2,643	2,147
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.27	10.36	12.25	10.00
Value at end of period	15.06	13.27	10.36	12.25
Number of accumulation units outstanding at end of period	0	-	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	14.42	11.82	11.79	10.00
Value at end of period	16.41	14.42	11.82	11.79
Number of accumulation units outstanding at end of period	33,540	21,598	16,780	41,298
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	16.96	12.57	12.69	10.00
Value at end of period	20.17	16.96	12.57	12.69
Number of accumulation units outstanding at end of period	7,779	2,739	488	340
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	11.08	10.16	10.32	10.00
Value at end of period	12.20	11.08	10.16	10.32
Number of accumulation units outstanding at end of period	0	-	611	611
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	17.85	13.57	12.97	10.00
Value at end of period	30.74	17.85	13.57	12.97
Number of accumulation units outstanding at end of period	0	-	-	-
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	14.20	11.04	12.02

Investment Division (0.20)	2020	2019	2018	2017
Value at end of period	16.31	14.20	11.04
Number of accumulation units outstanding at end of period	1,887	3,623	3,944
MFS VIT II INTERNATIONAL GROWTH
Value at beginning of period	10.90	10.00
Value at end of period	12.57	10.90
Number of accumulation units outstanding at end of period	0	-
MFS VIT II TECHNOLOGY
Value at beginning of period	19.01	14.02	13.84	10.00
Value at end of period	27.78	19.01	14.02	13.84
Number of accumulation units outstanding at end of period	190	190	123	123
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	13.14	10.42	11.04
Value at end of period	13.40	13.15	10.42
Number of accumulation units outstanding at end of period	175	175	175
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	13.87	11.07	11.79	10.00
Value at end of period	16.51	13.87	11.07	11.79
Number of accumulation units outstanding at end of period	0	-	-	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	9.69	8.72	10.18	10.00
Value at end of period	9.79	9.69	8.72	10.18
Number of accumulation units outstanding at end of period	0	-	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	11.95	10.57
Value at end of period	13.99	11.95
Number of accumulation units outstanding at end of period	0	-
PIMCO VIT LOW DURATION
Value at beginning of period	10.48	10.11	10.11	10.00
Value at end of period	10.77	10.48	10.11	10.11
Number of accumulation units outstanding at end of period	1,584	2,155	2,261	-
PIMCO VIT SHORT TERM
Value at beginning of period	10.59	10.34	10.21
Value at end of period	10.80	10.59	10.34
Number of accumulation units outstanding at end of period	5,773	3,999	4,255
PIMCO VIT TOTAL RETURN
Value at beginning of period	11.21	10.37	10.46	10.00
Value at end of period	12.14	11.21	10.37	10.46
Number of accumulation units outstanding at end of period	7,733	-	-	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	18.22	13.35
Value at end of period	25.22	18.22
Number of accumulation units outstanding at end of period	2,518	2,358
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	12.74	10.20	12.63	10.00
Value at end of period	14.25	12.74	10.20	12.63
Number of accumulation units outstanding at end of period	667	1,132	1,239	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	17.78	13.75	13.56	10.00
Value at end of period	23.77	17.78	13.75	13.56
Number of accumulation units outstanding at end of period	36,837	37,737	35,146	1,589
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	16.42	12.79	12.71	10.00
Value at end of period	21.18	16.42	12.79	12.71
Number of accumulation units outstanding at end of period	128	128	128	128

Appendix B - Historical Guaranteed Annual Withdrawal Percentages And Credits
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Distribution Credit, and Accumulation Credit applicable to the GLWB Riders described in the Prospectus for the Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”
CONTRACT APPLICATIONS SIGNED BETWEEN JUNE 4, 2018, AND DECEMBER 14, 2020:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between June 4, 2018, and December 14, 2020 (the final date the Contract was available for purchase).
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.50%	5.00%	1%
70 – 74	6.00%	5.50%	1%
75 – 79	6.00%	5.50%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%

Age When GAWs Begin	Single GAW%	Joint GAW%
75 – 79	5.00%	4.50%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018, AND JUNE 3, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between May 1, 2018, and June 3, 2018.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.40%	4.90%	1%
70 – 74	5.80%	5.30%	1%
75 – 79	5.80%	5.30%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
75 – 79	5.00%	4.50%

Age When GAWs Begin	Single GAW%	Joint GAW%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN DECEMBER 4, 2017, AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between December 4, 2017, and April 30, 2018.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.40%	5.80%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.90%	5.30%	6.00%
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
59.5- 64	65- 69	70- 79	80+

% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
CONTRACT APPLICATIONS SIGNED PRIOR TO DECEMBER 4, 2017:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed prior to December 4, 2017.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
Individual Flexible Premium Deferred
Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company  of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 4, 2021, which is available without charge by contacting the Retirement Resource Operations Center (Service Center), PO Box 1854, Birmingham, Alabama 35201-1854 (regular mail), or 2801 Highway 280 South, Birmingham, Alabama 35223 (overnight mail) or at (877) 723-8723.
The date of this Statement of Additional Information is
May 4, 2021
i

TABLE OF CONTENTS
Page
GENERAL INFORMATION
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK AND VARIABLE ANNUITY-2 SERIES ACCOUNT
CALCULATION OF ANNUITY PAYMENTS
SERVICES
WITHHOLDING
FINANCIAL STATEMENTS
ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND VARIABLE ANNUITY-2 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (“Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is a wholly-owned subsidiary of Great-West Lifeco U.S. LLC, a holding company, which in turn is a wholly-owned subsidiary of Great-West Financial (Nova Scotia) Co., also a holding company. Great-West Financial (Nova Scotia) Co. is a wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On June 3, 2019, GWL&A entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with the terms and conditions of the Contract. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Payout Options
Great-West converts the Accumulation Units for each Investment Strategy Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Strategy Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Strategy Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Strategy Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Strategy Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the
1

number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Strategy Sub-Account.
SERVICES
A.  Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.  Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C. Principal Underwriter
Prior to October 5, 2020, the offering of the Contracts was made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA.
Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter and continued offering the Contracts on a continuous basis. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a
2

Tennessee corporation and was extablished in 1993. IDI’s principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223. IDI is registered with the SEC under the Exchange Act as a broker-dealer and is a member firm of FINRA.
GWFS and IDI have received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued from birth to age 85.
D.  Administrative Services
Certain administrative services are provided by IDI and Protective in processing and administering the Contracts. These services are described in written agreements between respective counterparties.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
3

Great-West Life & Annuity Insurance Company of New York

(A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 1, 2021

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$1,868,877	$842,567

Preferred stock	842	—

Mortgage loans (net of allowances of $20 and $20)	238,564	39,456

Contract loans	16,034	19,347

Cash, cash equivalents and short-term investments	516,224	29,568

Securities lending collateral assets	3,794	2,070

Other invested assets	19,670	2,237

Total cash and invested assets	2,664,005	935,245

Investment income due and accrued	14,215	6,728

Premiums deferred and uncollected	384	390

Funds held or deposited with reinsured companies	256,739	—

Current federal income taxes recoverable from affiliate	473	—

Deferred income taxes	3,691	1,087

Due from affiliates	12	2,048

Other assets	4,341	8,298

Assets from separate accounts	674,708	680,648

Total admitted assets	$3,618,568	$1,634,444

See notes to statutory financial statements.	Continued

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$2,163,678	$815,878

Life and accident and health policy and contract claims	1,360	356

Liability for deposit-type contracts	447,107	1,246

Provision for policyholders’ dividends	1,800	2,300

Asset valuation reserve	8,238	5,239

Interest maintenance reserve	94,771	3,346

Due to parent and affiliates	1,743	4,790

Payable for securities lending collateral	3,794	2,070

Current federal income taxes payable to affiliate	—	13

Other liabilities	32,192	4,862

Liabilities from separate accounts	674,554	680,509

Total liabilities	3,429,237	1,520,609

Contingencies (See Note 15)

Capital and surplus:
Common stock, $1,000 par value; 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Gross paid in and contributed surplus	253,014	32,450

Unassigned funds	(66,183)	78,885

Total capital and surplus	189,331	113,835

Total liabilities, capital and surplus	$3,618,568	$1,634,444

See notes to statutory financial statements.	Concluded

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity considerations	$1,653,527	$(395,942)	$267,967

Net investment income	31,020	39,787	50,307

Amortization of interest maintenance reserve	5,230	778	1,236

Commission and expense allowances on reinsurance ceded	6,315	5,750	101

Fee income from separate accounts	1,693	2,713	4,017

Other income	5,459	10,439	10,965

Total income	1,703,244	(336,475)	334,593

Expenses:

Death benefits	7,967	6,745	10,778

Annuity benefits	1,597	4,815	10,660

Surrender benefits	239,470	278,998	222,163

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	1,347,799	(577,236)	72,545

Other benefits	190	159	221

Total benefits	1,597,023	(286,519)	316,367

Commissions	191,136	12,711	14,482

Other insurance expenses	14,276	13,273	16,251

Net transfers from separate accounts	(49,023)	(69,379)	(10,143)

Interest maintenance reserve reinsurance activity	92,485	(21,652)	—

Total benefits and expenses	1,845,897	(351,566)	336,957

Net (loss) gain from operations before dividends to policyholders, federal income taxes and net realized capital (losses) gains	(142,653)	15,091	(2,364)

Dividends to policyholders	1,498	1,938	2,132

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized (losses) capital gains	(144,151)	13,153	(4,496)

Federal income tax (benefit) expense	316	(13,275)	952

Net (loss) gain from operations before net realized capital (losses) gains	(144,467)	26,428	(5,448)

Net realized capital (losses) gains, less tax benefits of $0, $159, and $46, and transfers to interest maintenance reserve	—	(596)	(176)

Net (loss) income	$(144,467)	$25,832	$(5,624)

See notes to statutory financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Capital and surplus, beginning of year	$113,835	$81,442	$87,514

Net (loss) income	(144,467)	25,832	(5,624)

Change in net unrealized capital losses, net of income taxes	(86)	—	—

Change in net deferred income taxes	12,812	(12,707)	2,613

Change in non-admitted assets	(10,372)	7,891	(2,271)

Change in asset valuation reserve	(2,999)	2,699	(782)

Surplus paid in	220,564	—	—

Change in surplus as a result of reinsurance	29	8,663	—

Changes in capital and surplus as a result of separate accounts	15	15	(8)

Net change in capital and surplus for the year	75,496	32,393	(6,072)

Capital and surplus, end of year	$189,331	$113,835	$81,442

See notes to statutory financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Operating activities:

Premium income	$675,322	$207,985	$267,526

Investment income received, net of investment expenses paid	31,407	39,793	50,757

Other miscellaneous income received	18,101	22,959	15,083

Benefit and loss related payments	(248,611)	(289,357)	(233,651)

Net transfers from separate accounts	49,035	72,965	8,903

Commissions, other expenses and taxes paid	(204,826)	(24,982)	(30,893)

Dividends paid to policyholders	(1,998)	(2,239)	(2,632)

Federal income taxes (paid) received, net	(1,911)	8,353	(512)

Net cash provided by operating activities	316,519	35,477	74,581

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	119,142	142,434	83,327

Mortgage loans	1,622	25,136	19,705

Other	—	3	394

Cost of investments acquired:

Bonds	(171,055)	(252,696)	(122,177)

Mortgage loans	(4,000)	—	(5,000)

Other	91	(153)	—

Net change in contract loans	403	197	26

Net cash used in investing activities	$(53,797)	$(85,079)	$(23,725)

See notes to statutory financial statements.	Continued

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Financing and miscellaneous activities:

Capital and paid in surplus	$220,564	$—	$—

Deposit-type contract withdrawals, net of deposits	(50)	(174)	(334)

Other	3,420	(204)	1,215

Net cash provided by (used in) financing and miscellaneous activities	223,934	(378)	881

Net increase (decrease) in cash, cash equivalents and short-term investments	486,656	(49,980)	51,737

Cash, cash equivalents and short-term investments:

Beginning of year	29,568	79,548	27,811

End of year	$516,224	$29,568	$79,548

In 2020, non-cash transfers of $1,193 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $646 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 8 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the “Department”). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York and Illinois.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired Statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 8 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life and Annuity Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred Statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of participating life insurance policies, which are now administered by Protective. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

A reconciliation of the Company’s capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department, and the resulting tax impacts, are shown below.

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Statutory Capital and Surplus		Statutory Net (Loss) Income
	December 31,		Year ended December 31,
	2020	2019	2020	2019	2018

New York prescribed basis	$ 189,331	$ 113,835	$(144,467)	$ 25,832	$(5,624)

State prescribed practices, ceded reserves

Ceded reserves	1,061	1,337	(277)	(260)	332

Current income taxes on ceded reserves	(344)	(377)	33	(41)	107

Deferred taxes	(223)	(281)	58	(281)	—

Reduction to non-admit deferred taxes	156	226	(70)	226	—

NAIC SAP basis	$189,981	$114,740	$(144,723)	$25,476	$(5,185)

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•	Perpetual preferred stock is recorded at fair value not to exceed the currently effective call price. Under GAAP, perpetual preferred stock is recorded at fair value.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•	Perpetual preferred stocks are carried at fair value not to exceed the currently effective call price.
•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectible. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds and short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

¡	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

¡

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of cross-currency swaps and foreign currency forwards. The Company uses these derivative instruments to manage foreign currency exchange rate risk associated with its invested assets. Derivative instruments are not used for speculative reasons. The Company’s derivatives are cleared and settled through a bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to convert floating rate assets to fixed rate assets.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. Cash collateral pledged by the Company is included in other assets.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserves ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. The Department adopted PBR in 2020 and the Company adopted it in 2020. The adoption of PBR does not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2020	2019	2018

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$330	$8,381	$10,002	Other income

Provides recordkeeping services.	GWL&A	1,460	2,328	2,551	Other income

Receives recordkeeping services.	Empower Retirement, LLC (“Empower”)(1)	(7,870)	(12,914)	(11,062)	Other income

Receives investment advisory services.	GWL&A	(813)	(839)	(718)	Net investment income

Received corporate support services.	GWL&A	11,813	—	—	Other insurance expenses

(1) A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019
GWFS Equities, Inc.(1)	On account	On demand	$7	$2,014
Other related party receivables	On account	On demand	5	34

Total			$12	$2,048

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$1,568	$3,320

GWL&A	On account	On demand	175	1,470

Total			$1,743	$4,790

(1) A wholly-owned subsidiary of GWL&A.

The company had $473 of current federal income taxes receivable and $13 of current federal income taxes payable at December 31, 2020 and 2019, respectively. These amounts were due from or due to Lifeco U.S. relating to its consolidated tax return.

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$13,958	$1,911	$—	$15,869

All other governments	3,205	—	—	3,205

U.S. states, territories and possessions	8,873	864	—	9,737

Political subdivisions of states and territories	9,913	363	—	10,276

Industrial and miscellaneous	1,563,901	51,720	545	1,615,076

Loan-backed and structured securities	269,027	10,827	45	279,809

Total bonds	$1,868,877	$65,685	$590	$1,933,972

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	December 31, 2019
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$14,229	$693	$—	$14,922

U.S. states, territories and possessions	7,012	911	—	7,923

Political subdivisions of states and territories	7,243	371	—	7,614

Industrial and miscellaneous	608,606	19,836	77	628,365

Loan-backed and structured securities	205,477	3,644	668	208,453

Total bonds	$842,567	$25,455	$745	$867,277

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$49,269	$49,797

Due after one year through five years	519,082	539,957

Due after five years through ten years	765,671	796,314

Due after ten years	288,476	290,744

Loan-backed and structured securities	269,027	279,809

Total bonds	$1,891,525	$1,956,621

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	December 31,
	2020	2019

Consideration from sales	$80,614	$648,598

Gross realized gains from sales	2,685	23,399

Gross realized losses from sales	88	3,034

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 8 for additional information).

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$30,514	$534	$—	$ —	$30,514$	$534

Loan-backed and structured securities	12,068	35	206	4	12,274	39

Total bonds	$42,582	569	$206	$4	$42,788	$573

Total number of securities in an unrealized loss position		9		1		10

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$27,371	$71	$8,000	$6	$35,371	$77

Loan-backed and structured securities	46,566	347	19,749	321	66,315	668

Total bonds	$73,937	$418	$27,749	$327	$101,686	$745

Total number of securities in an unrealized loss position		12		8		20

Bonds - Total unrealized losses and OTTI decreased by $172, or 23%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was mostly in Loan-backed and structured securities and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This was offset by an increase in the less than twelve month category in industrial and miscellaneous bonds purchased in-year and reflects an increase in interest rates during the fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $323 from December 31, 2019 to December 31, 2020. Loan-backed and structured securities account for 100%, or $4, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 10% and 22% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $357 as of December 31, 2020. The Company was not required to pledge collateral related to these derivatives as of December 31, 2020. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $357. The Company held no derivatives as of December 31, 2019.

Types of derivative instruments and derivative strategies

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Cross-currency swaps	$5,678	$2	$2

Total derivatives designated as hedges	5,678	2	2

Derivatives not designated as hedges:

Foreign currency forwards	174,353	(111)	(111)

Total derivatives not designated as hedges	174,353	(111)	(111)

Total cash flow hedges, and derivatives not designated as hedges	$180,031	$(109)	$(109)

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

Net unrealized gains/(losses) on foreign currency forwards not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus was $(88) at December 31, 2020.

Securities lending

Securities with a cost or amortized cost of $3,621 and $1,989, and estimated fair values of $3,680 and $2,006 were on loan under the program at December 31, 2020 and 2019, respectively.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes the securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Industrial and miscellaneous	$3,621	$3,680	$1,989	$2,006

Total	$3,621	$3,680	$1,989	$2,006

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $3,794 and $2,070 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted assets

At December 31, 2020 and 2019, the Company had investments with a book/adjusted carrying value of $1,737 and $1,790, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $3,794 and $2,070 as of December 31, 2020 and 2019, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2020 and 2019.

Net investment income

The following table summarizes net investment income:

	Year Ended December 31,
	2020	2019

Bonds	$29,070	$35,804

Preferred stock	2	—

Mortgage loans	1,743	2,159

Contract loans	680	870

Cash, cash equivalents and short-term investments	210	1,545

Other invested assets	109	175

Miscellaneous income	19	73

Gross investment income	31,833	40,626

Expenses	(813)	(839)

Net investment income	$31,020	$39,787

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital (losses) gains, before federal income tax	$5,280	$22,426	$(495)
Less: Federal income tax (benefit) expense	1,109	4,709	(103)

Net realized capital (losses) gains, before IMR transfer	4,171	17,717	(392)
Net realized capital (losses) gains transferred to IMR, net of federal income tax (benefit) of $1,109, $4,868 and ($57), respectively	4,171	18,313	(216)

Net realized capital (losses) gains, net of federal income (benefit) tax of $0, ($159) and ($46), respectively, and IMR transfer	$—	$(596)	$(176)

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$3,346

Transferred into IMR, net of taxes	4,171

IMR reinsurance activity	92,485

Balance before amortization	100,002

Amortization released to Statement of Operations	(5,231)

Reserve as of December 31, 2020	$94,771

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	67%	85%

	Concentration by industry
	December 31,
	2020	2019

Financial services	21%	22%

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company had the following concentrations in cash, cash equivalents and short-term investments based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	16%	3%

	Concentration by industry
	December 31,
	2020	2019

Financial services	17%	3%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $238,584 and $39,476, of which $196,732 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. All mortgages were current as of December 31, 2020 and 2019.

The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2020 were 3.25% and 3.25%, respectively. During 2020, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 17.34%. There were no loans originated during the year ended December 31, 2019.

The balance in the commercial mortgage provision allowance was $20 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2020	2019

Multi-family	40%	50%

Industrial	28%	2%

Other	15%	4%

Retail	13%	44%

Office	4%	—%

	100%	100%

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Concentration by geographic area
	December 31,
	2020	2019

Pacific	47%	65%

South Atlantic	16%	20%

West South Central	10%	—%

Other	9%	—%

Mountain	8%	—%

East North Central	5%	15%

West North Central	5%	—%

	100%	100%

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$1,933,972	$1,868,877	$—	$1,933,972	$—	$—	$1,933,972

Preferred stock	842	842	—	842	—	—	842

Mortgage loans	241,037	238,564	—	241,037	—	—	241,037

Cash, cash equivalents and short-term investments	516,224	516,224	493,576	22,648	—	—	516,224

Contract loans	16,036	16,034	—	16,036	—	—	16,036

Other long term invested assets	14,556	14,383	—	14,556	—	—	14,556

Securities lending reinvested collateral assets	3,794	3,794	304	3,490	—	—	3,794

Receivable for securities	5,039	5,039	—	5,039	—	—	5,039

Derivative instruments	248	248	—	248	—	—	248

Separate accounts assets	674,708	674,708	674,517	191	—	—	674,708

Total assets	$3,406,456	$3,338,713	$1,168,397	$2,238,059	$—	$—	$3,406,456

Liabilities:

Deposit-type contracts	$357,467	$447,107	$—	$357,467	$—	$—	$357,467

Payable under securities lending agreement	3,794	3,794	304	3,490	—	—	3,794

Derivative instruments	357	357	—	357	—	—	357

Total liabilities	$361,618	$451,258	$304	$361,314	$—	$—	$361,618

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$867,277	$842,567	$—	$867,277	$—	$—	$867,277

Mortgage loans	40,468	39,456	—	40,468	—	—	40,468

Cash, cash equivalents and short-term investments	29,568	29,568	29,568	—	—	—	29,568

Contract loans	19,347	19,347	—	19,347	—	—	19,347

Other long term invested assets	2,052	1,894	—	2,052	—	—	2,052

Securities lending reinvested collateral assets	2,070	2,070	—	2,070	—	—	2,070

Receivable for securities	342	342	—	342	—	—	342

Separate accounts assets	680,648	680,648	680,416	232	—	—	680,648

Total assets	$1,641,772	$1,615,892	$709,984	$931,788	$—	$—	$1,641,772

Liabilities:

Deposit-type contracts	$1,246	$1,246	$—	$1,246	$—	$—	$1,246

Payable under securities lending agreement	2,070	2,070	—	2,070	—	—	2,070

Total liabilities	$3,316	$3,316	$—	$3,316	$—	$—	$3,316

Bonds and preferred stock

The fair values for bonds and preferred stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of foreign currency forwards, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair Value Hierarchy

The following tables present the Company’s financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2020
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Preferred stock

Industrial and miscellaneous	$—	$842	$—	$—	$842

Derivatives

Foreign currency forwards	—	246	—	—	246

Separate account assets (1)	674,517	191	—	—	674,708

Total assets at fair value	$674,517	$1,279	$—	$—	$675,796

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

Liabilities:

Derivatives

Foreign currency forwards	$—	$357	$—	$—	$357

Total liabilities at fair value	$—	$357	$—	$—	$357

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Fair Value Measurements at Reporting Date
	December 31, 2019
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$680,416	$232	$—	$—	$680,648

Total assets at fair value	$680,416	$232	$—	$—	$680,648

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset

Contract loans	$16,037	$3	$16,034	$19,348	$1	$19,347

Premiums deferred and uncollected	388	4	384	394	4	390

Deferred income taxes	14,050	10,359	3,691	1,215	128	1,087

Other assets	4,805	464	4,341	8,623	325	8,298

7. Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	449	384	454	390

Total	$449	$384	$454	$390

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. Effective June 1, 2019 all risks on non-participating policies within the below retention limits were ceded to Protective. For business that existed before June 1, 2019, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retained 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retained 100% of the first $250 per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$966

Preferred stock	1

Mortgage loans	197

Cash, cash equivalents, and short-term investments	176

Other invested assets	18

Total cash and invested assets	1,358

Investment income due and accrued	8

Funds held or deposited with reinsured companies	257

Other assets	4

Total admitted assets	$1,627

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$1,217

Liability for deposit-type contracts	446

Interest maintenance reserve	92

Other liabilities	28

Total liabilities	1,783

Capital and surplus:

Unassigned funds	(156)

Total capital and surplus	(156)

Total liabilities, capital and surplus	$1,627

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$1,336

Total income	1,336

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	1,217

Total benefits	1,217

Commissions	183

Interest maintenance reserve reinsurance activity	92

Total benefit and expenses	1,492

Net loss from operations before federal income taxes	$(156)

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company received a capital contribution from parent of $218 million to finance the transaction, as mentioned in Note 11.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines in 2019, excluding the non-admitted deferred tax asset (in millions):

This space has been left blank intentionally

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31, 2019

Admitted assets:

Cash and invested assets:

Bonds	$(558)

Mortgage loans	(11)

Contract loans	(2)

Cash, cash equivalents and short-term investments	(50)

Other invested assets	(3)

Total cash and invested assets	(624)

Investment income due and accrued	(6)

Premiums deferred and uncollected	(2)

Reinsurance recoverable	(1)

Current federal income taxes recoverable	8

Deferred income taxes	(5)

Total admitted assets	$(630)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(641)

Liability for deposit-type contracts	(1)

Life and accident and health policy and contract claims	(2)

Interest maintenance reserve	(5)

Other liabilities	3

Total liabilities	(646)

Capital and surplus:

Gross paid in and contributed surplus	16

Total capital and surplus	16

Total liabilities, capital and surplus	$(630)

Statutory Statements of Operations	December 31,
2019

Income:

Premium income and annuity consideration	$(663)

Commission and expense allowances on reinsurance ceded	3

Total income	(660)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(641)

Total benefits	(641)

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net transfers from separate accounts	4

Interest maintenance reserve release	(22)

Total benefit and expenses	(659)

Net loss from operations before federal income taxes	(1)

Federal income tax benefit	(12)

Net income	$11

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	0.5% to 6.00%

	- Annuity Funds	1.75% to 11.25%

	- Disability	3.00% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980, 2001, and 2017 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality (“IAM”), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality (“GAM”) Table

Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $671,544 and $735,090, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$1,217,254	$—	$1,217,254	38.5%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	625,253	625,253	19.8%

Total with adjustment or at market value	1,217,254	625,253	1,842,507	58.2%

At book value without adjustment (minimal or no charge or adjustment)	419,853	—	419,853	13.3%

Not subject to discretionary withdrawal	901,951	—	901,951	28.5%

Total gross	2,539,058	625,253	3,164,311	100.0%

Reinsurance ceded	43,004	—	43,004

Total, net	$2,496,054	$625,253	$3,121,307

	December 31, 2019
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$346	$—	$346	0.1%

At book value less current surrender

charges of 5% or more	—	—	—	—%
At fair value	—	623,677	623,677	45.6%

Total with adjustment or at market value	346	623,677	624,023	45.7%
At book value without adjustment (minimal or no charge or adjustment)	7,484	—	7,484	0.5%

Not subject to discretionary withdrawal	735,038	—	735,038	53.8%

Total gross	742,868	623,677	1,366,545	100.0%

Reinsurance ceded	44,530	—	44,530

Total, net	$698,338	$623,677	$1,322,015

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$67	$83	$—	$—	$—

Universal life	579,542	617,469	626,589	—	—	—

Other permanent cash value life insurance	—	113,452	120,009	—	—	—

Variable universal life	1,009	1,009	1,012	44,800	44,800	44,800

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	19,486	N/A	N/A	—

Accidental death benefits	N/A	N/A	4	N/A	N/A	—

Disability - active lives	N/A	N/A	176	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,080	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	4,002	N/A	N/A	—

Total gross	580,551	731,997	772,441	44,800	44,800	44,800

Reinsurance ceded	580,551	625,971	657,710	44,800	44,800	44,800

Total, net	$—	$106,026	$114,731	$—	$—	$—

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$88	$109	$—	$—	$—

Universal life	$574,613	$574,410	$583,983	—	—	—

Other permanent cash value life insurance	—	117,024	123,920	—	—	—

Variable universal life	967	967	967	38,799	38,799	38,799

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	23,056	N/A	N/A	—

Accidental death benefits	N/A	N/A	5	N/A	N/A	—

Disability - active lives	N/A	N/A	77	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,151	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	5,133	N/A	N/A	—

Total gross	575,580	692,489	738,401	38,799	38,799	38,799

Reinsurance ceded	575,580	581,951	619,614	38,799	38,799	38,799

Total, net	$—	$110,538	$118,787	$—	$—	$—

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company’s separate accounts are considered legally insulated from the general account at December 31, 2020. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $674,708 and $680,648, respectively.

As of December 31, 2020 and 2019, $287,682 and $265,124, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020, $4,985,496 was acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31,
	2020	2019

Premiums, considerations or deposits	$52,090	$70,263

Reserves:

For accounts with assets at:

Fair value	$670,053	$662,476

Total reserves	$670,053	$662,476

By withdrawal characteristics:

At fair value	$670,053	$662,476

Total subject to discretionary withdrawals	$670,053	$662,476

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018
Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$52,090	$70,263	$110,705

Transfers from separate accounts	(125,242)	(205,056)	(150,178)

Net transfers from separate accounts	(73,152)	(134,793)	(39,473)

Reconciling adjustments:

Net transfer of reserves to separate accounts	24,129	65,414	29,330

Net transfers as reported in the Statements of Operations	$(49,023)	$(69,379)	$(10,143)

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2020, 2019 and 2018.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021 without the approval of the Superintendent due to the net loss related to the MassMutual ceding commission in 2020. Dividends are non-cumulative.

In the fourth quarter of 2020, the Company received a capital contribution of $218 million from GWL&A. The proceeds were used to finance the MassMutual transaction.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(144,467)	$25,832

Unrealized gains	715	801

Deferred income taxes	12,812	(12,707)

Non-admitted assets	(10,829)	(457)

Asset valuation reserve	(8,238)	(5,239)

Surplus as regards reinsurance	8,692	8,907

Other	75,132	61,748

Total unassigned funds	$(66,183)	$78,885

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$15,355	$—	$15,355	$2,180	$—	$2,180	$13,175	$—	$13,175

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	15,355	—	15,355	2,180	—	2,180	13,175	—	13,175

Deferred tax assets non-admitted	(10,817)	458	(10,359)	(130)	2	(128)	(10,687)	456	(10,231)

Net admitted deferred tax asset	4,538	458	4,996	2,050	2	2,052	2,488	456	2,944

Gross deferred tax liabilities	(847)	(458)	(1,305)	(963)	(2)	(965)	116	(456)	(340)

Net admitted deferred tax asset	$3,691	$—	$3,691	$1,087	$—	$1,087	$2,604	$—	$2,604

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

		December 31, 2020			December 31, 2019			Change

		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	27,846	—	—	16,366	—	—	11,480

(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	847	458	1,305	963	2	965	(116)	456	340

	Total deferred tax assets admitted as a results of the application of SSAP No. 101	$4,538	$458	$4,996	$2,050	$2	$2,052	$2,488	$456	$2,944

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	977.99%	1508.68%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$185,640	$112,748

The following table presents the impact of tax planning strategies:

	December 31, 2020		December 31, 2019		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$15,355	$—	$2,180	$—	$13,175	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$4,538	$458	$2,050	$2	$2,488	$456

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

42

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2020	2019	Change

Current income tax (benefit)	$316	$(13,275)	$13,591

Federal income tax (benefit) on net capital gains	1,109	4,709	(3,600)

Total	$1,425	$(8,566)	$9,991

	Year Ended December 31,

	2019	2018	Change

Current income tax (benefit)	$(13,275)	$952	$(14,227)

Federal income tax (benefit) on net capital gains	4,709	(103)	4,812

Total	$(8,566)	$849	$(9,415)

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$1,599	$1,209	$390

Provision for dividends	378	483	(105)

Compensation and benefit accrual	255	246	9

Receivables - non-admitted	75	68	7

Ceding commission-reinsurance	12,862	—	12,862

Other	186	174	12

Total ordinary gross deferred tax assets	15,355	2,180	13,175

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	15,355	2,180	13,175

Non-admitted ordinary deferred tax assets	(10,817)	(130)	(10,687)

Admitted ordinary deferred tax assets	4,538	2,050	2,488

Capital:

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	458	2	456

Admitted capital deferred tax assets	458	2	456

Total admitted deferred tax assets	$4,996	$2,052	$2,944

Deferred income tax liabilities:

Ordinary:

Investments	$(132)	$(115)	$(17)

Premium receivable	(80)	(82)	2

Policyholder Reserves	(635)	(766)	131

Other	—	—	—

Total ordinary deferred tax liabilities	(847)	(963)	116

Capital:

Investments	(458)	(2)	(456)

Total capital deferred tax liabilities	(458)	(2)	(456)

Total deferred tax liabilities	$(1,305)	$(965)	$(340)

Net admitted deferred income tax asset	$3,691	$1,087	$2,604

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2020	2019	Change

Total deferred income tax assets	$15,355	$2,180	$13,175

Total deferred income tax liabilities	(1,305)	(964)	(341)

Net deferred income tax asset	$14,050	$1,216

Tax effect of unrealized capital gains (losses)			(22)

Change in net deferred income tax			$12,812

	December 31,

	2019	2018	Change

Total deferred income tax assets	$2,180	$15,545	$(13,365)

Total deferred income tax liabilities	(964)	(1,622)	658

Net deferred income tax asset	$1,216	$13,923

Tax effect of unrealized capital gains (losses)			—

Change in net deferred income tax			$(12,707)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31,

	2020	2019	2018

Income tax expense at statutory rate	$(30,272)	$3,368	$(991)

Federal tax rate change	—	—	—

Ceding commission, net of transaction expenses	922	1,106	—

Tax adjustment for interest maintenance reserve	18,323	(4,710)	(260)

Income tax (benefit) on realized capital gain (loss)	1,109	4,868	(57)

Dividend received deduction	(249)	(227)	(236)

Prior year adjustment	(997)	(57)	(152)

Tax credits	(175)	(212)	(136)

Tax effect of non-admitted assets	(30)	31	(12)

Other	(18)	(26)	79

Total	$(11,387)	$4,141	$(1,765)

	2020	2019	2018

Federal income taxes incurred	$1,425	$(8,566)	$848

Change in net deferred income taxes	(12,812)	12,707	(2,613)

Total income tax expense (benefit)	$(11,387)	$4,141	$(1,765)

As of December 31, 2020 the Company had no operating loss carry forwards available for tax purposes.

As of December 31, 2020, the Company utilized foreign tax credit carry forwards of $0.

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

There were no income taxes incurred for years ended December 31, 2020, 2019 and 2018, that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2020 or 2019. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2020 and 2019.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual participating policies were 100%, (1)% and 8% of total individual premiums earned during the years ended December 31, 2020, 2019 and 2018, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $1,498, $1,938 and $2,132 to its policyholders during the years ended December  31, 2020, 2019 and 2018 respectively.

14. Concentrations

No customer accounted for 10% or more of the Company’s revenues in 2020, 2019 or 2018. In addition, no segment of the Company’s business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 97%, 97% and 96% for the years ended December 31, 2020, 2019 and 2018, respectively.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company’s financial position, results of operations, or cash flows.

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. No subsequent events have occurred requiring recognition or disclosure in the Company’s statutory financial statements.

47

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$364

Other bonds (unaffiliated)	28,706

Preferred stocks (unaffiliated)	2

Mortgage loans	1,743

Contract loans	680

Cash, cash equivalents and short-term investments	210

Other invested assets	109

Aggregate write-ins for investment income	19

Gross investment income	$31,833

Mortgage loans - Book value:

Commercial mortgages	$238,564

Mortgage loans by standing - Book value:

Good standing	$238,564

Other long-term invested assets - Statement value:	$14,382

Bonds and short-term investments by maturity and designation:

Bonds by maturity - Statement value:

Due within one year or less	$93,461

Over 1 year through 5 years	611,322

Over 5 years through 10 years	871,240

Over 10 years through 20 years	218,151

Over 20 years	97,351

Total by maturity	$1,891,525

Bonds and short-term investments by designation - Statement value:

NAIC 1	$1,131,468

NAIC 2	734,264

NAIC 3	25,793

Total by designation	$1,891,525

Total bonds publicly traded	$973,670

Total bonds privately placed	917,855

Preferred stocks - Statement value	842

Short-term investments - Book value	22,226

Collar, swap and forward agreements open - Statement value	(109)

Life insurance in force:

.	(Continued)

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Ordinary	$197,800

Life insurance policies with disability provisions in-force:

Ordinary	$1,511

Supplementary contracts in-force:

Ordinary - involving life contingencies

Income payable	$—

Annuities:

Ordinary:

Immediate - amount of income payable	$—

Deferred - fully paid account balance	—

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$2,733

Certificates - fully paid account balance	—

Certificates - not fully paid - account balance	—

Accident and health insurance - equivalent premiums in-force:

Other	$19

Deposit funds and dividend accumulations:

Deposit funds - account balance	$—

Dividend accumulations - account balance	1,207

.	(Concluded)

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.

51

Variable Annuity-2 Series

Account of Great-West Life &

Annuity Insurance

Company of New York

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 3, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period January 22, 2019 to December 31, 2019
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

BLACKROCK HIGH YIELD VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS I	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period January 1, 2020 to December 11, 2020 and the year ended December 31, 2019
DELAWARE VIP REIT SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	December 31, 2020	For the period January 8, 2020 to December 31, 2020	For the period January 8, 2020 to December 31, 2020
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	December 31, 2020	For the period February 24, 2020 to December 31, 2020	For the period Feburary 24, 2020 to December 31, 2020
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES HIGH INCOME BOND FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN INCOME VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CORE BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GLOBAL BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST HIGH YIELD BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INVESCO SMALL CAP VALUE FUND	N/A	For the period January 1, 2020 to October 23, 2020	For the period January 1, 2020 to October 23, 2020 and for the year ended December 31, 2019
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST LARGE CAP VALUE FUND	N/A	N/A	For the period January 1, 2019 to October 28, 2019
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P 500® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period January 9, 2019 to December 31, 2019
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP ENERGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	N/A	N/A	For the period June 6, 2019 to June 20, 2019
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

PIMCO VIT SHORT TERM PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT RESEARCH FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 3, 2019 to December 31, 2019
PUTNAM VT SMALL CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$246,198	$199,633	$112,775	$290,044	$120,487	$180,180
Receivable Units of the Account Sold
Receivable for policy-related transactions						0
Receivable from the General Account

Total assets	246,198	199,633	112,775	290,044	120,487	180,180

LIABILITIES:
Payable on Units of the Account	9	7	4	9	5	8
Other payables	8	7	3	10	5	8
Payable to the General Account

Total liabilities	17	14	7	19	10	16

NET ASSETS	$246,181	$199,619	$112,768	$290,025	$120,477	$180,164

NET ASSETS REPRESENTED BY:
Accumulation units	$246,181	$199,619	$112,768	$290,025	$120,477	$180,164

ACCUMULATION UNITS OUTSTANDING	1,070	756	659	2,452	14,361	11,664

UNIT VALUE (ACCUMULATION)	$230.17	263.95	171.04	118.28	8.39	15.45

(1) Cost of investments:	$246,198	199,633	112,775	290,044	120,487	180,180
Shares of investments:	2,463	2,137	3,393	6,477	18,451	12,299

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
ASSETS:
Investments at fair value (1)	$475,284	$483,459	$354,048	$218,723	$867,300	$1,435,445
Receivable Units of the Account Sold				0
Receivable for policy-related transactions		0	0		0
Receivable from the General Account

Total assets	475,284	483,459	354,048	218,723	867,300	1,435,445

LIABILITIES:
Payable on Units of the Account	4	13	12	6	24	38
Other payables	4	12	12	6	24	38
Payable to the General Account

Total liabilities	8	25	24	12	48	76

NET ASSETS	$475,276	$483,434	$354,024	$218,710	$867,251	$1,435,368

NET ASSETS REPRESENTED BY:
Accumulation units	$475,276	$483,434	$354,024	$218,710	$867,251	$1,435,368

ACCUMULATION UNITS OUTSTANDING	40,995	34,040	26,188	18,312	61,783	78,913

UNIT VALUE (ACCUMULATION)	11.59	14.20	13.52	11.94	14.04	18.19

(1) Cost of investments:	475,284	483,459	354,048	218,723	867,300	1,435,445
Shares of investments:	42,857	23,503	31,640	15,556	53,046	12,244

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
ASSETS:
Investments at fair value (1)	$629,148	$767,719	$549,455	$1,172,435	$1,004,798	$157,084
Receivable Units of the Account Sold
Receivable for policy-related transactions				0	4,097	0
Receivable from the General Account

Total assets	629,148	767,719	549,455	1,172,435	1,008,895	157,084

LIABILITIES:
Payable on Units of the Account	19	16	16	33	21	3
Other payables	19	16	15	32	21	3
Payable to the General Account

Total liabilities	38	32	31	65	42	6

NET ASSETS	$629,110	$767,686	$549,424	$1,172,370	$1,008,853	$157,077

NET ASSETS REPRESENTED BY:
Accumulation units	$629,110	$767,686	$549,424	$1,172,370	$1,008,853	$157,077

ACCUMULATION UNITS OUTSTANDING	47,925	54,955	32,144	83,771	79,056	4,364

UNIT VALUE (ACCUMULATION)	13.13	13.97	17.09	13.99	12.76	35.99

(1) Cost of investments:	629,148	767,719	549,455	1,172,435	1,008,895	157,084
Shares of investments:	11,653	33,020	17,702	71,973	133,086	4,627

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
ASSETS:
Investments at fair value (1)	$9,630	$77,421	$646,398	$102,662	$798,031	$763,126
Receivable Units of the Account Sold
Receivable for policy-related transactions		0	0		0
Receivable from the General Account

Total assets	9,630	77,421	646,398	102,662	798,031	763,126

LIABILITIES:
Payable on Units of the Account	1	3	17	3	17	22
Other payables	1	2	17	3	17	22
Payable to the General Account

Total liabilities	2	5	34	6	34	44

NET ASSETS	$9,629	$77,416	$646,364	$102,656	$797,996	$763,081

NET ASSETS REPRESENTED BY:
Accumulation units	$9,629	$77,416	$646,364	$102,656	$797,996	$763,081

ACCUMULATION UNITS OUTSTANDING	108	829	34,220	7,473	36,860	14,894

UNIT VALUE (ACCUMULATION)	89.35	93.40	18.89	13.74	21.65	51.23

(1) Cost of investments:	9,630	77,421	646,398	102,662	798,031	763,126
Shares of investments:	204	2,170	17,246	4,029	23,158	24,188

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
ASSETS:
Investments at fair value (1)	$34,201	$333,692	$39,401	$75,115	$198,095
Receivable Units of the Account Sold					0
Receivable for policy-related transactions		0
Receivable from the General Account

Total assets	34,201	333,692	39,401	75,115	198,095

LIABILITIES:
Payable on Units of the Account	1	11		3	7
Other payables	1	11		2	8
Payable to the General Account

Total liabilities	2	22		5	15

NET ASSETS	$34,199	$333,670	$39,401	$75,110	$198,080

NET ASSETS REPRESENTED BY:
Accumulation units	$34,199	$333,670	$39,401	$75,110	$198,080

ACCUMULATION UNITS OUTSTANDING	3,010	19,938	3,874	6,743	15,065

UNIT VALUE (ACCUMULATION)	11.36	16.74	10.17	11.14	13.15

(1) Cost of investments:	34,201	333,692	39,401	75,115	198,095
Shares of investments:	7,844	11,385	2,057	6,218	5,830

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$20,239	$170,311	$18,060	$21,135	$119,463	$5,611
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	20,239	170,311	18,060	21,135	119,463	5,611

LIABILITIES:
Payable on Units of the Account	0	2	0	0	1	0
Other payables	1	3	0	0	2	0
Payable to the General Account

Total liabilities	1	5	0	0	3	0

NET ASSETS	$20,238	$170,306	$18,060	$21,135	$119,460	$5,611

NET ASSETS REPRESENTED BY:
Accumulation units	$20,238	$170,306	$18,060	$21,135	$119,460	$5,611

ACCUMULATION UNITS OUTSTANDING	1,452	13,109	1,615	2,165	10,353	548

UNIT VALUE (ACCUMULATION)	13.94	12.99	11.18	9.76	11.54	10.23

(1) Cost of investments:	20,239	170,311	18,060	21,135	119,463	5,611
Shares of investments:	1,569	11,754	1,367	1,794	4,505	305

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO
ASSETS:
Investments at fair value (1)	$155,983	$209,681	$209,919	$203,134	$3,176,818	$10,199
Receivable Units of the Account Sold		0
Receivable for policy-related transactions	0	50
Receivable from the General Account

Total assets	155,983	209,732	209,919	203,134	3,176,818	10,199

LIABILITIES:
Payable on Units of the Account	4	7	6	7	35	1
Other payables	4	7	6	7	35	1
Payable to the General Account

Total liabilities	8	14	12	14	70	2

NET ASSETS	$155,975	$209,718	$209,907	$203,120	$3,176,748	$10,197

NET ASSETS REPRESENTED BY:
Accumulation units	$155,975	$209,718	$209,907	$203,120	$3,176,748	$10,197

ACCUMULATION UNITS OUTSTANDING	6,227	18,677	18,271	3,021	204,652	79

UNIT VALUE (ACCUMULATION)	25.05	11.23	11.49	67.24	15.52	129.79

(1) Cost of investments:	155,983	209,732	209,919	203,134	3,176,818	10,199
Shares of investments:	3,698	23,221	32,903	11,921	140,319	212

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
ASSETS:
Investments at fair value (1)	$30,320	$33,190	$25,518	$63,931	$152,483	$262,078
Receivable Units of the Account Sold
Receivable for policy-related transactions			0
Receivable from the General Account

Total assets	30,320	33,190	25,518	63,931	152,483	262,078

LIABILITIES:
Payable on Units of the Account	1	1	1	2	5	8
Other payables	1	1	1	1	5	8
Payable to the General Account

Total liabilities	2	2	2	3	10	16

NET ASSETS	$30,317	$33,188	$25,517	$63,927	$152,473	$262,062

NET ASSETS REPRESENTED BY:
Accumulation units	$30,317	$33,188	$25,517	$63,927	$152,473	$262,062

ACCUMULATION UNITS OUTSTANDING	2,102	283	101	976	296	16,425

UNIT VALUE (ACCUMULATION)	14.42	117.46	251.82	65.52	514.95	15.96

(1) Cost of investments:	30,320	33,190	25,518	63,931	152,483	262,078
Shares of investments:	30,320	428	248	12,040	410	11,490

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
ASSETS:
Investments at fair value (1)	$14,041	$88,397	$76,543	$743,834	$75,379	$58,059
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	14,041	88,397	76,543	743,834	75,379	58,059

LIABILITIES:
Payable on Units of the Account	0	3	2	23	2	2
Other payables	1	3	2	23	2	2
Payable to the General Account

Total liabilities	1	6	4	46	4	4

NET ASSETS	$14,040	$88,391	$76,538	$743,787	$75,375	$58,056

NET ASSETS REPRESENTED BY:
Accumulation units	$14,040	$88,391	$76,538	$743,787	$75,375	$58,056

ACCUMULATION UNITS OUTSTANDING	372	1,756	5,920	61,164	7,422	3,325

UNIT VALUE (ACCUMULATION)	37.73	50.34	12.93	12.16	10.16	17.46

(1) Cost of investments:	14,041	88,397	76,543	743,834	75,379	58,059
Shares of investments:	996	3,333	5,079	48,145	8,002	2,873

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND
ASSETS:
Investments at fair value (1)	$78,447	$123,259	$612,936	$1,075,093	$606,119	$331,844
Receivable Units of the Account Sold				3,083	151
Receivable for policy-related transactions	0		0	0
Receivable from the General Account

Total assets	78,447	123,259	612,936	1,078,176	606,270	331,844

LIABILITIES:
Payable on Units of the Account	3	3	25	25	10	5
Other payables	3	3	25	3,108	161	6
Payable to the General Account			1,165

Total liabilities	6	6	1,215	3,133	171	11

NET ASSETS	$78,441	$123,253	$611,721	$1,075,042	$606,099	$331,833

NET ASSETS REPRESENTED BY:
Accumulation units	$78,441	$123,253	$611,721	$1,075,042	$606,099	$331,833

ACCUMULATION UNITS OUTSTANDING	5,744	8,695	51,300	92,804	50,869	26,943

UNIT VALUE (ACCUMULATION)	13.66	14.18	11.92	11.58	11.91	12.32

(1) Cost of investments:	78,447	123,259	612,936	1,078,176	606,270	331,844
Shares of investments:	12,354	10,280	40,538	109,146	73,026	28,731

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$55,090	$388,123	$3,744,012	$622,040	$30,033	$182,228
Receivable Units of the Account Sold
Receivable for policy-related transactions				0
Receivable from the General Account

Total assets	55,090	388,123	3,744,012	622,040	30,033	182,228

LIABILITIES:
Payable on Units of the Account	0	10	69	19	0	4
Other payables	1	10	69	19	1	4
Payable to the General Account

Total liabilities	1	20	138	38	1	8

NET ASSETS	$55,089	$388,102	$3,743,874	$622,001	$30,032	$182,220

NET ASSETS REPRESENTED BY:
Accumulation units	$55,089	$388,102	$3,743,874	$622,001	$30,032	$182,220

ACCUMULATION UNITS OUTSTANDING	4,644	37,487	374,192	47,175	2,677	11,490

UNIT VALUE (ACCUMULATION)	11.86	10.35	10.01	13.18	11.22	15.86

(1) Cost of investments:	55,090	388,123	3,744,012	622,040	30,033	182,228
Shares of investments:	4,999	46,041	3,744,012	74,407	2,871	11,340

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND
ASSETS:
Investments at fair value (1)	$824,166	$335,350	$720,147	$647,437	$311,326
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	824,166	335,350	720,147	647,437	311,326

LIABILITIES:
Payable on Units of the Account	14	9	22	18	9
Other payables	14	10	22	17	9
Payable to the General Account

Total liabilities	28	19	44	35	18

NET ASSETS	$824,137	$335,331	$720,103	$647,402	$311,308

NET ASSETS REPRESENTED BY:
Accumulation units	$824,137	$335,331	$720,103	$647,402	$311,308

ACCUMULATION UNITS OUTSTANDING	60,074	23,499	29,328	59,244	22,673

UNIT VALUE (ACCUMULATION)	13.72	14.27	24.55	10.93	13.73

(1) Cost of investments:	824,166	335,350	720,147	647,437	311,326
Shares of investments:	65,933	27,876	70,327	29,349	26,908

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND CLASS L
ASSETS:
Investments at fair value (1)	$631,523	$446,534	$689,905	$10,121	$227,790	$13,521,850
Receivable Units of the Account Sold						35,418
Receivable for policy-related transactions	0	0			0	0
Receivable from the General Account

Total assets	631,523	446,534	689,905	10,121	227,790	13,557,268

LIABILITIES:
Payable on Units of the Account	19	13	15	1	8	395
Other payables	19	13	14	0	7	35,813
Payable to the General Account

Total liabilities	38	26	29	1	15	36,208

NET ASSETS	$631,485	$446,508	$689,876	$10,120	$227,775	$13,521,060

NET ASSETS REPRESENTED BY:
Accumulation units	$631,485	$446,508	$689,876	$10,120	$227,775	$13,521,060

ACCUMULATION UNITS OUTSTANDING	44,688	30,397	44,985	652	17,414	1,075,431

UNIT VALUE (ACCUMULATION)	14.13	14.69	15.34	15.53	13.08	12.57

(1) Cost of investments:	631,523	446,534	689,905	10,121	227,790	13,557,268
Shares of investments:	40,743	37,398	45,478	851	18,311	1,196,624

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND
ASSETS:
Investments at fair value (1)	$5,653,598	$1,009,052	$3,120,669	$1,543,920	$884,270	$309,580
Receivable Units of the Account Sold	8,902		8,284	794
Receivable for policy-related transactions	0	0	0		0
Receivable from the General Account

Total assets	5,662,500	1,009,052	3,128,953	1,544,714	884,270	309,580

LIABILITIES:
Payable on Units of the Account	164	15	54	28	22	9
Other payables	9,065	14	8,337	822	23	9
Payable to the General Account

Total liabilities	9,229	29	8,391	850	45	18

NET ASSETS	$5,653,271	$1,009,023	$3,120,563	$1,543,863	$884,225	$309,562

NET ASSETS REPRESENTED BY:
Accumulation units	$5,653,271	$1,009,023	$3,120,563	$1,543,863	$884,225	$309,562

ACCUMULATION UNITS OUTSTANDING	445,746	75,846	255,202	125,132	67,106	27,596

UNIT VALUE (ACCUMULATION)	12.68	13.30	12.23	12.34	13.18	11.22

(1) Cost of investments:	5,662,500	1,009,052	3,128,953	1,544,714	884,270	309,580
Shares of investments:	799,660	132,075	308,062	172,505	60,691	28,506

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP GROWTH FUND
ASSETS:
Investments at fair value (1)	$12,200,069	$2,496,805	$2,461,901	$22,304,330	$1,371,046	$110,719
Receivable Units of the Account Sold				56,973
Receivable for policy-related transactions	0	0	0	0
Receivable from the General Account

Total assets	12,200,069	2,496,805	2,461,901	22,361,303	1,371,046	110,719

LIABILITIES:
Payable on Units of the Account	216	56	49	611	25	3
Other payables	216	57	49	57,583	25	2
Payable to the General Account	1,869

Total liabilities	2,301	113	98	58,194	50	5

NET ASSETS	$12,197,767	$2,496,692	$2,461,803	$22,303,109	$1,370,995	$110,714

NET ASSETS REPRESENTED BY:
Accumulation units	$12,197,767	$2,496,692	$2,461,803	$22,303,109	$1,370,995	$110,714

ACCUMULATION UNITS OUTSTANDING	626,233	152,625	143,915	1,564,409	120,152	5,089

UNIT VALUE (ACCUMULATION)	19.48	16.36	17.11	14.26	11.41	21.76

(1) Cost of investments:	12,200,069	2,496,805	2,461,901	22,361,303	1,371,046	110,719
Shares of investments:	467,436	140,744	192,486	1,803,099	127,302	8,263

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
	(1)

ASSETS:
Investments at fair value (1)	$405,961	$1,256,659	$645,354	$145,951	$645,144	$17,288
Receivable Units of the Account Sold				0
Receivable for policy-related transactions	0
Receivable from the General Account

Total assets	405,961	1,256,659	645,354	145,951	645,144	17,288

LIABILITIES:
Payable on Units of the Account	3	27	9	4	14	1
Other payables	3	27	9	4	15	0
Payable to the General Account

Total liabilities	6	54	18	8	29	1

NET ASSETS	$405,955	$1,256,605	$645,335	$145,942	$645,114	$17,287

NET ASSETS REPRESENTED BY:
Accumulation units	$405,955	$1,256,605	$645,335	$145,942	$645,114	$17,287

ACCUMULATION UNITS OUTSTANDING	29,963	56,278	54,559	10,892	42,300	1,494
UNIT VALUE (ACCUMULATION)	11.64	22.33	11.83	13.40	15.25	11.57

(1) Cost of investments:	405,961	1,256,659	645,354	145,951	645,144	17,288
Shares of investments:	13,975	33,763	49,989	48,010	23,974	2,080

	(1) Fund name changed from Great-West Loomis Sayles Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
ASSETS:
Investments at fair value (1)	$40,616	$676,080	$219,114	$13,448	$36,791	$1,663,381
Receivable Units of the Account Sold					0
Receivable for policy-related transactions
Receivable from the General Account

Total assets	40,616	676,080	219,114	13,448	36,791	1,663,381

LIABILITIES:
Payable on Units of the Account	1	10	3	0	1	23
Other payables	1	9	2	1	2	23
Payable to the General Account						1,664

Total liabilities	2	19	5	1	3	1,710

NET ASSETS	$40,614	$676,062	$219,109	$13,447	$36,788	$1,661,671

NET ASSETS REPRESENTED BY:
Accumulation units	$40,614	$676,062	$219,109	$13,447	$36,788	$1,661,671

ACCUMULATION UNITS OUTSTANDING	3,488	40,219	12,945	940	8,613	89,704

UNIT VALUE (ACCUMULATION)	11.64	16.81	16.93	14.30	4.27	18.52

(1) Cost of investments:	40,616	676,080	219,114	13,448	36,791	1,663,381
Shares of investments:	2,834	36,154	5,232	701	14,830	36,082

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,250,279	$1,107,953	$77,743	$34,823	$133,262	$58,942
Receivable Units of the Account Sold					0
Receivable for policy-related transactions			0
Receivable from the General Account

Total assets	1,250,279	1,107,953	77,743	34,823	133,262	58,942

LIABILITIES:
Payable on Units of the Account	32	17	2	1	3	1
Other payables	32	17	3	1	4	1
Payable to the General Account

Total liabilities	64	34	5	2	7	2

NET ASSETS	$1,250,214	$1,107,919	$77,738	$34,821	$133,255	$58,940

NET ASSETS REPRESENTED BY:
Accumulation units	$1,250,214	$1,107,919	$77,738	$34,821	$133,255	$58,940

ACCUMULATION UNITS OUTSTANDING	60,536	94,421	2,962	2,968	11,303	1,951

UNIT VALUE (ACCUMULATION)	20.65	11.73	26.25	11.73	12.03	30.21

(1) Cost of investments:	1,250,279	1,107,953	77,743	34,823	133,262	58,942
Shares of investments:	14,295	79,253	2,035	3,084	5,590	1,249

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
ASSETS:
Investments at fair value (1)	$2,227,580	$159,902	$101,169	$186,251	$6,381	$99,020
Receivable Units of the Account Sold
Receivable for policy-related transactions	0	0
Receivable from the General Account

Total assets	2,227,580	159,902	101,169	186,251	6,381	99,020

LIABILITIES:
Payable on Units of the Account	57	3	3	5	0	3
Other payables	57	3	2	5	0	2
Payable to the General Account

Total liabilities	114	6	5	10	0	5

NET ASSETS	$2,227,466	$159,896	$101,163	$186,241	$6,381	$99,015

NET ASSETS REPRESENTED BY:
Accumulation units	$2,227,466	$159,896	$101,163	$186,241	$6,381	$99,015

ACCUMULATION UNITS OUTSTANDING	76,255	9,577	7,826	10,647	437	12,235
UNIT VALUE (ACCUMULATION)	29.21	16.70	12.93	17.49	14.61	8.09

(1) Cost of investments:	2,227,580	159,902	101,169	186,251	6,381	99,020
Shares of investments:	76,418	2,821	9,635	6,051	433	16,153

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT EQUITY INCOME FUND
ASSETS:
Investments at fair value (1)	$128,415	$383,770	$46,326	$77,466	$852,847	$56,078
Receivable Units of the Account Sold
Receivable for policy-related transactions	0	0		0
Receivable from the General Account

Total assets	128,415	383,770	46,326	77,466	852,847	56,078

LIABILITIES:
Payable on Units of the Account	4	7	1	1	15	2
Other payables	4	7	2	1	16	1
Payable to the General Account

Total liabilities	8	14	3	1	31	3

NET ASSETS	$128,407	$383,756	$46,323	$77,465	$852,816	$56,075

NET ASSETS REPRESENTED BY:
Accumulation units	$128,407	$383,756	$46,323	$77,465	$852,816	$56,075

ACCUMULATION UNITS OUTSTANDING	10,217	35,338	3,968	7,214	68,110	4,080

UNIT VALUE (ACCUMULATION)	12.57	10.86	11.67	10.74	12.52	13.74

(1) Cost of investments:	128,415	383,770	46,326	77,466	852,847	56,078
Shares of investments:	8,694	36,972	3,328	7,434	73,585	2,198

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$95,174	$31,518	$1,385,264	$48,054	$16,371	$12,700
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	95,174	31,518	1,385,264	48,054	16,371	12,700

LIABILITIES:
Payable on Units of the Account	3	1	40	2	0	0
Other payables	3	1	40	1	0	1
Payable to the General Account

Total liabilities	6	2	80	3	0	1

NET ASSETS	$95,168	$31,516	$1,385,184	$48,051	$16,370	$12,699

NET ASSETS REPRESENTED BY:
Accumulation units	$95,168	$31,516	$1,385,184	$48,051	$16,370	$12,699

ACCUMULATION UNITS OUTSTANDING	7,051	2,324	56,779	4,104	1,244	860

UNIT VALUE (ACCUMULATION)	13.50	13.56	24.40	11.71	13.16	14.77

(1) Cost of investments:	95,174	31,518	1,385,264	48,054	16,371	12,700
Shares of investments:	5,153	1,480	95,207	4,193	993	513

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI- CAP CORE FUND	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$7,484	$82,316	$77,549	$6,178	$30,105	$147,247
Receivable Units of the Account Sold						0
Receivable for policy-related transactions						0
Receivable from the General Account

Total assets	7,484	82,316	77,549	6,178	30,105	147,247

LIABILITIES:
Payable on Units of the Account	0	3	3	0	1	4
Other payables	0	3	3	0	1	3
Payable to the General Account

Total liabilities	0	6	6	0	2	7

NET ASSETS	$7,484	$82,310	$77,543	$6,178	$30,104	$147,240

NET ASSETS REPRESENTED BY:
Accumulation units	$7,484	$82,310	$77,543	$6,178	$30,104	$147,240

ACCUMULATION UNITS OUTSTANDING	617	7,855	4,481	340	1,590	12,033

UNIT VALUE (ACCUMULATION)	12.13	10.48	17.30	18.17	18.94	12.24

(1) Cost of investments:	7,484	82,316	77,549	6,178	30,105	147,247
Shares of investments:	732	9,116	3,597	201	1,319	14,710

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP GLOBAL HARD ASSETS FUND
ASSETS:
Investments at fair value (1)	$5,533,051	$1,512,117	$213,854
Receivable Units of the Account Sold
Receivable for policy-related transactions		0
Receivable from the General Account

Total assets	5,533,051	1,512,117	213,854

LIABILITIES:
Payable on Units of the Account	122	42	5
Other payables	122	41	5
Payable to the General Account

Total liabilities	244	83	10

NET ASSETS	$5,532,807	$1,512,034	$213,844

NET ASSETS REPRESENTED BY:
Accumulation units	$5,532,807	$1,512,034	$213,844

ACCUMULATION UNITS OUTSTANDING	235,166	72,975	24,214

UNIT VALUE (ACCUMULATION)	23.53	20.72	8.83

(1) Cost of investments:	5,533,051	1,512,117	213,854
Shares of investments:	114,131	26,089	9,924

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$283	$0	$2,419	$3,417	$18,782
EXPENSES:
Mortality and expense risk	2,022	1,470	799	2,093	1,744	1,902

NET INVESTMENT INCOME (LOSS)	(2,022)	(1,186)	(799)	326	1,673	16,880

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	875	375	86	265	(53,647)	20,400
Realized gain distributions	31,426	25,339	12,178	16,229	—	2,659

Net realized gain (loss) on investments	32,302	25,714	12,264	16,494	(53,647)	23,058

Change in net unrealized appreciation (depreciation) on investments	39,795	53,906	31,931	97,300	(33,952)	9,269

Net realized and unrealized gain (loss) on investments	72,096	79,620	44,195	113,794	(87,599)	32,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,074	$78,433	$43,396	$114,120	$(85,926)	$49,208

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
INVESTMENT INCOME:
Dividends	$3,994	$7,512	$8,550	$3,078	$8,245	$2,143
EXPENSES:
Mortality and expense risk	1,057	3,643	3,639	1,445	5,998	8,591

NET INVESTMENT INCOME (LOSS)	2,937	3,870	4,910	1,632	2,247	(6,447)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(1,008)	(18,383)	(28,020)	4,527	(22,785)	2,961
Realized gain distributions	—	—	11,369	2,390	18,565	24,945

Net realized gain (loss) on investments	(1,008)	(18,383)	(16,651)	6,917	(4,220)	27,906

Change in net unrealized appreciation (depreciation) on investments	14,537	11,499	(29,101)	38,118	74,566	451,713

Net realized and unrealized gain (loss) on investments	13,529	(6,884)	(45,752)	45,035	70,345	479,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,466	$(3,014)	$(40,842)	$46,667	$72,593	$473,172

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
INVESTMENT INCOME:
Dividends	$6,290	$2,901	$177	$13,406	$51,301	$81
EXPENSES:
Mortality and expense risk	4,364	4,333	3,538	8,448	6,363	727

NET INVESTMENT INCOME (LOSS)	1,926	(1,432)	(3,362)	4,959	44,938	(646)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(2,074)	(4,696)	(942)	12,943	(22,776)	2,575
Realized gain distributions	13,034	—	4,945	65,538	—	12,949

Net realized gain (loss) on investments	10,960	(4,696)	4,002	78,480	(22,776)	15,524

Change in net unrealized appreciation (depreciation) on investments	50,868	113,251	120,192	105,498	15,858	50,755

Net realized and unrealized gain (loss) on investments	61,828	108,556	124,194	183,978	(6,918)	66,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,754	$107,123	$120,833	$188,937	$38,020	$65,633

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
INVESTMENT INCOME:
Dividends	$88	$499	$90	$34	$0	$0
EXPENSES:
Mortality and expense risk	83	651	4,013	840	4,139	5,524

NET INVESTMENT INCOME (LOSS)	4	(152)	(3,923)	(807)	(4,139)	(5,524)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	5	454	6,199	(4,093)	(7,402)	(415)
Realized gain distributions	95	4,683	23,126	1,212	55,282	44,755

Net realized gain (loss) on investments	100	5,137	29,325	(2,881)	47,880	44,340

Change in net unrealized appreciation (depreciation) on investments	1,659	9,395	113,044	8,564	167,724	195,537

Net realized and unrealized gain (loss) on investments	1,759	14,532	142,369	5,683	215,604	239,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,763	$14,380	$138,445	$4,877	$211,465	$234,353

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
			(1)	(2)
INVESTMENT INCOME:
Dividends	$1,092	$1,751	$0	$822	$1,458	$2,688
EXPENSES:
Mortality and expense risk	286	3,070	0	322	810	2,373

NET INVESTMENT INCOME (LOSS)	806	(1,319)	0	499	649	316

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(95)	(5,834)	(17)	1,418	(4,504)	(44,471)
Realized gain distributions	—	6,571	—	1,994	4,650	15,328

Net realized gain (loss) on investments	(95)	736	(17)	3,412	146	(29,144)

Change in net unrealized appreciation (depreciation) on investments	1,027	55,870	679	(2,561)	(17,933)	(11,900)

Net realized and unrealized gain (loss) on investments	932	56,606	662	851	(17,787)	(41,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,737	$55,288	$662	$1,350	$(17,139)	$(40,728)

	(1) For the period of December 11, 2020 to December 31, 2020 (2) For the period of January 01, 2020 to December 11, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	(1)	(2)
INVESTMENT INCOME:
Dividends	$308	$1,765	$349	$468	$2,443	$83
EXPENSES:
Mortality and expense risk	65	509	86	94	373	263

NET INVESTMENT INCOME (LOSS)	243	1,256	264	375	2,071	(180)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(30)	378	(50)	(119)	(4,555)	(22,590)
Realized gain distributions	47	1,909	308	—	—	—

Net realized gain (loss) on investments	17	2,287	258	(119)	(4,555)	(22,590)

Change in net unrealized appreciation (depreciation) on investments	1,870	13,143	1,166	(279)	8,275	(6,985)

Net realized and unrealized gain (loss) on investments	1,887	15,430	1,424	(398)	3,720	(29,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,130	$16,687	$1,687	$(24)	$5,791	$(29,755)

	(1) For the period of January 08, 2020 to December 31, 2020 (2) For the period of February 24, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING-RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO
INVESTMENT INCOME:
Dividends	$338	$9,315	$15,368	$2,785	$34,365	$22
EXPENSES:
Mortality and expense risk	914	2,618	2,272	1,706	8,682	88

NET INVESTMENT INCOME (LOSS)	(576)	6,697	13,096	1,080	25,683	(66)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(31)	(26,739)	(27,123)	(371)	1,232	14
Realized gain distributions	8,500	—	—	2,413	35,419	44

Net realized gain (loss) on investments	8,468	(26,739)	(27,123)	2,042	36,651	58

Change in net unrealized appreciation (depreciation) on investments	34,512	1,712	(113)	20,963	500,071	2,288

Net realized and unrealized gain (loss) on investments	42,981	(25,027)	(27,236)	23,005	536,722	2,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,405	$(18,330)	$(14,140)	$24,085	$562,405	$2,279

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME:
Dividends	$99	$4	$15	$3,073	$2,330	$334
EXPENSES:
Mortality and expense risk	325	246	207	633	1,345	1,955

NET INVESTMENT INCOME (LOSS)	(227)	(242)	(192)	2,440	985	(1,621)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(105)	1,317	256	(443)	1,931	8,204
Realized gain distributions	—	1,502	1,922	—	431	8,120

Net realized gain (loss) on investments	(105)	2,819	2,177	(443)	2,362	16,324

Change in net unrealized appreciation (depreciation) on investments	0	10,227	5,607	(1,171)	18,281	30,180

Net realized and unrealized gain (loss) on investments	(104)	13,046	7,784	(1,614)	20,643	46,504

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(331)	$12,804	$7,592	$825	$21,629	$44,884

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
INVESTMENT INCOME:
Dividends	$300	$342	$1,131	$43,135	$1,269	$343
EXPENSES:
Mortality and expense risk	143	772	714	7,046	602	700

NET INVESTMENT INCOME (LOSS)	158	(430)	417	36,089	667	(356)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(32)	(143)	247	(29,849)	(34)	(19,638)
Realized gain distributions	5	335	2,701	621	—	2,304

Net realized gain (loss) on investments	(27)	192	2,948	(29,228)	(34)	(17,334)

Change in net unrealized appreciation (depreciation) on investments	895	11,098	1,106	(37,786)	4,654	17,658

Net realized and unrealized gain (loss) on investments	867	11,290	4,054	(67,013)	4,620	324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,025	$10,860	$4,471	$(30,925)	$5,287	$(32)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND
INVESTMENT INCOME:
Dividends	$1,297	$2,742	$14,566	$8,356	$11,767	$7,494
EXPENSES:
Mortality and expense risk	1,284	824	6,471	6,849	2,710	614

NET INVESTMENT INCOME (LOSS)	14	1,918	8,095	1,507	9,057	6,881

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(64,879)	(24,615)	30,377	(3,793)	(793)	254
Realized gain distributions	2,673	2,591	8,172	4,164	3,598	1,648

Net realized gain (loss) on investments	(62,206)	(22,024)	38,549	372	2,805	1,902

Change in net unrealized appreciation (depreciation) on investments	45,026	24,115	(6,584)	63,911	32,363	7,920

Net realized and unrealized gain (loss) on investments	(17,180)	2,091	31,965	64,282	35,168	9,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,166)	$4,009	$40,060	$65,789	$44,225	$16,703

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND
INVESTMENT INCOME:
Dividends	$989	$3,986	$12,270	$22,426	$293	$(0)
EXPENSES:
Mortality and expense risk	110	2,937	18,732	5,635	155	1,010

NET INVESTMENT INCOME (LOSS)	878	1,049	(6,463)	16,791	138	(1,010)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	97	(1,124)	(5,872)	(46,986)	22	(63)
Realized gain distributions	—	—	—	—	297	1,591

Net realized gain (loss) on investments	97	(1,124)	(5,872)	(46,986)	319	1,528

Change in net unrealized appreciation (depreciation) on investments	4,870	18,881	(42)	51,955	1,383	35,784

Net realized and unrealized gain (loss) on investments	4,966	17,756	(5,915)	4,968	1,702	37,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,845	$18,805	$(12,377)	$21,759	$1,840	$36,303

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND
			(1)
INVESTMENT INCOME:
Dividends	$12,539	$2,946	$624	$14,917	$402	$5,636
EXPENSES:
Mortality and expense risk	5,213	2,932	1,863	4,540	4,980	2,494

NET INVESTMENT INCOME (LOSS)	7,326	15	(1,239)	10,377	(4,578)	3,142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(494)	(56,657)	(51,261)	9,055	(789)	(1,024)
Realized gain distributions	7,235	4,048	—	159,381	10,738	8,558

Net realized gain (loss) on investments	6,741	(52,609)	(51,261)	168,436	9,949	7,534

Change in net unrealized appreciation (depreciation) on investments	13,421	49,772	9,516	47,279	9,565	17,584

Net realized and unrealized gain (loss) on investments	20,162	(2,837)	(41,745)	215,715	19,514	25,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,489	$(2,822)	$(42,984)	$226,092	$14,936	$28,260

	(1) For the period January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends	$10,643	$8,091	$11,159	$223	$1,616
EXPENSES:
Mortality and expense risk	4,922	3,473	2,431	178	2,183

NET INVESTMENT INCOME (LOSS)	5,721	4,618	8,729	46	(567)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(1,726)	(1,564)	(1,484)	283	(10,039)
Realized gain distributions	16,070	16,031	24,905	839	141

Net realized gain (loss) on investments	14,345	14,466	23,420	1,122	(9,898)

Change in net unrealized appreciation (depreciation) on investments	41,479	26,143	58,031	683	(1,153)

Net realized and unrealized gain (loss) on investments	55,824	40,610	81,451	1,805	(11,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,545	$45,228	$90,180	$1,851	$(11,618)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI- SECTOR BOND FUND
INVESTMENT INCOME:
Dividends	$114,153	$78,127	$21,165	$17,936	$17,639	$27,150
EXPENSES:
Mortality and expense risk	107,139	44,065	5,293	15,221	8,881	6,636

NET INVESTMENT INCOME (LOSS)	7,014	34,062	15,872	2,715	8,758	20,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(145,537)	(74,089)	(101,644)	(36,773)	(2,961)	1,723
Realized gain distributions	139,852	94,183	62,707	33,280	18,615	4,517

Net realized gain (loss) on investments	(5,684)	20,095	(38,936)	(3,493)	15,654	6,240

Change in net unrealized appreciation (depreciation) on investments	1,141,832	460,095	121,019	269,739	167,799	29,793

Net realized and unrealized gain (loss) on investments	1,136,148	480,189	82,083	266,246	183,454	36,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,143,162	$514,252	$97,954	$268,961	$192,212	$56,546

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND
INVESTMENT INCOME:
Dividends	$5,450	$76,359	$21,161	$30,429	$408,599	$23,502
EXPENSES:
Mortality and expense risk	3,024	61,344	16,615	14,567	173,456	4,767

NET INVESTMENT INCOME (LOSS)	2,426	15,015	4,546	15,862	235,143	18,735

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(38,024)	125,455	(73,984)	(156,118)	(10,447)	(135)
Realized gain distributions	—	858,246	116,441	125,154	921,732	4,116

Net realized gain (loss) on investments	(38,024)	983,701	42,457	(30,964)	911,285	3,981

Change in net unrealized appreciation (depreciation) on investments	(45,470)	734,734	139,763	177,408	1,271,200	26,417

Net realized and unrealized gain (loss) on investments	(83,494)	1,718,435	182,220	146,444	2,182,485	30,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(81,068)	$1,733,450	$186,766	$162,307	$2,417,628	$49,133

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
		(1)
INVESTMENT INCOME:
Dividends	$6,507	$0	$12	$6,708	$850	$1,913
EXPENSES:
Mortality and expense risk	810	988	6,229	3,675	1,124	4,061

NET INVESTMENT INCOME (LOSS)	5,697	(988)	(6,217)	3,033	(274)	(2,148)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(22,034)	(15,781)	4,624	33,979	1,243	(69,731)
Realized gain distributions	4,346	296	33,477	605	1,785	7,628

Net realized gain (loss) on investments	(17,688)	(15,485)	38,101	34,584	3,029	(62,103)

Change in net unrealized appreciation (depreciation) on investments	29,375	44,377	199,093	13,113	22,055	126,167

Net realized and unrealized gain (loss) on investments	11,687	28,893	237,194	47,697	25,084	64,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,384	$27,905	$230,977	$50,730	$24,810	$61,916

	(1) Fund name changed from Great-West Loomis Sayles Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND
INVESTMENT INCOME:
Dividends	$493	$1,858	$11,773	$4,080	$3	$787
EXPENSES:
Mortality and expense risk	152	270	2,667	667	88	554

NET INVESTMENT INCOME (LOSS)	341	1,588	9,106	3,412	(85)	233

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(0)	(122)	(14,817)	(132)	(53)	(53,204)
Realized gain distributions	—	1,132	9,938	4,447	1,005	—

Net realized gain (loss) on investments	(0)	1,010	(4,879)	4,315	952	(53,204)

Change in net unrealized appreciation (depreciation) on investments	972	(8,861)	(2,763)	17,726	1,853	(5,520)

Net realized and unrealized gain (loss) on investments	972	(7,851)	(7,642)	22,042	2,805	(58,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,313	$(6,263)	$1,464	$25,454	$2,720	$(58,491)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
INVESTMENT INCOME:
Dividends	$34,507	$450	$18,066	$870	$1,103	$711
EXPENSES:
Mortality and expense risk	6,059	8,672	4,674	640	322	712

NET INVESTMENT INCOME (LOSS)	28,448	(8,222)	13,392	230	781	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	57,964	(16,146)	(1,514)	(473)	(687)	(4,917)
Realized gain distributions	16,105	76,312	—	—	—	6,944

Net realized gain (loss) on investments	74,069	60,166	(1,514)	(473)	(687)	2,027

Change in net unrealized appreciation (depreciation) on investments	99,177	114,573	41,361	10,194	(136)	47,857

Net realized and unrealized gain (loss) on investments	173,246	174,739	39,847	9,722	(823)	49,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,694	$166,517	$53,239	$9,952	$(42)	$49,882

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND
INVESTMENT INCOME:
Dividends	$(0)	$0	$2,214	$542	$603	$86
EXPENSES:
Mortality and expense risk	168	13,926	822	770	1,209	53

NET INVESTMENT INCOME (LOSS)	(168)	(13,926)	1,392	(228)	(606)	33

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	1	46,122	(5,162)	(7,241)	(444)	(7)
Realized gain distributions	5,225	—	8,273	7,011	6,633	—

Net realized gain (loss) on investments	5,226	46,122	3,112	(230)	6,189	(7)

Change in net unrealized appreciation (depreciation) on investments	19,529	619,027	12,112	(2,256)	22,823	624

Net realized and unrealized gain (loss) on investments	24,755	665,149	15,224	(2,486)	29,012	617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,587	$651,223	$16,616	$(2,714)	$28,406	$650

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO
INVESTMENT INCOME:
Dividends	$5,455	$1,971	$3,722	$607	$937	$16,544
EXPENSES:
Mortality and expense risk	738	1,113	2,684	396	315	5,914

NET INVESTMENT INCOME (LOSS)	4,717	859	1,038	211	622	10,630

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(2,901)	2,900	(1,654)	(83)	(982)	5,105
Realized gain distributions	—	1,175	—	—	—	9,099

Net realized gain (loss) on investments	(2,901)	4,075	(1,654)	(83)	(982)	14,204

Change in net unrealized appreciation (depreciation) on investments	(3,036)	5,872	6,472	4,206	738	33,780

Net realized and unrealized gain (loss) on investments	(5,937)	9,947	4,818	4,123	(244)	47,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,220)	$10,805	$5,857	$4,334	$378	$58,614

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$830	$1,559	$46	$527	$2,336	$305
EXPENSES:
Mortality and expense risk	432	756	242	10,533	521	109

NET INVESTMENT INCOME (LOSS)	398	803	(196)	(10,006)	1,814	196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(174)	(217)	(54)	27,472	1,145	(1,664)
Realized gain distributions	3,341	1,609	232	74,459	433	—

Net realized gain (loss) on investments	3,167	1,392	178	101,932	1,578	(1,664)

Change in net unrealized appreciation (depreciation) on investments	(1,130)	7,214	2,439	268,735	(1,292)	(2,092)

Net realized and unrealized gain (loss) on investments	2,038	8,606	2,617	370,667	286	(3,756)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,435	$9,409	$2,421	$360,661	$2,101	$(3,559)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP GROWTH FUND
INVESTMENT INCOME:
Dividends	$4	$157	$7,434	$775	$33	$(0)
EXPENSES:
Mortality and expense risk	87	57	719	730	48	205

NET INVESTMENT INCOME (LOSS)	(83)	100	6,715	45	(15)	(205)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(30)	(44)	(297)	2,317	(21)	47
Realized gain distributions	—	92	—	3,372	631	892

Net realized gain (loss) on investments	(30)	48	(297)	5,689	610	939

Change in net unrealized appreciation (depreciation) on investments	2,766	49	(8,733)	6,507	348	9,140

Net realized and unrealized gain (loss) on investments	2,736	96	(9,030)	12,196	958	10,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,653	$197	$(2,315)	$12,240	$943	$9,874

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP GLOBAL HARD ASSETS FUND
INVESTMENT INCOME:
Dividends	$1,235	$(0)	$0	$1,055

EXPENSES:
Mortality and expense risk	1,057	28,096	10,103	1,378

NET INVESTMENT INCOME (LOSS)	178	(28,096)	(10,103)	(324)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,086	215,427	27,617	(46,962)
Realized gain distributions	—	180,078	84,878	—

Net realized gain (loss) on investments	2,086	395,505	112,494	(46,962)

Change in net unrealized appreciation (depreciation) on investments	5,579	928,035	241,916	50,676

Net realized and unrealized gain (loss) on investments	7,665	1,323,540	354,411	3,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,843	$1,295,444	$344,308	$3,390

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,022)	$(2,218)	$(1,186)	$(1,567)	$(799)	$(931)
Net realized gain (loss) on investments	32,302	20,435	25,714	2,750	12,264	7,730
Change in net unrealized appreciation (depreciation) on investments	39,795	24,212	53,906	23,569	31,931	8,672

Increase (decrease) in net assets resulting from operations	70,074	42,429	78,433	24,752	43,396	15,471

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	(32)	—	(7)	—	(303)	(189)
Net transfers	(13)	—	(11)	—	(6)	—
Contract maintenance charges	—	(31)	(7)	(12)	—	(13)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(45)	(31)	(25)	(12)	(309)	(202)

Total increase (decrease) in net assets	70,030	42,398	78,408	24,740	43,087	15,269

NET ASSETS:
Beginning of period	176,151	133,753	121,211	96,471	69,681	54,412

End of period	$246,181	$176,151	$199,619	$121,211	$112,768	$69,681

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	(0)	—	(0)	—	(2)	(2)

Net increase (decrease)	(0)	0	(0)	0	(2)	(2)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$326	$(2,325)	$1,673	$1,185	$16,880	$(2,228)
Net realized gain (loss) on investments	16,494	9,907	(53,647)	(565)	23,058	(807)
Change in net unrealized appreciation (depreciation) on investments	97,300	30,439	(33,952)	39,745	9,269	67,204

Increase (decrease) in net assets resulting from operations	114,120	38,021	(85,926)	40,365	49,208	64,169

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	32,707	0	19,034
Transfers for contract benefits and terminations	(7)	—	(4,431)	(1,452)	(2,515)	(72,849)
Net transfers	(15)	—	(67,064)	(750)	(50,160)	(10,070)
Contract maintenance charges	(5)	(11)	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(27)	(11)	(71,495)	30,505	(52,675)	(63,885)

Total increase (decrease) in net assets	114,093	38,010	(157,421)	70,870	(3,467)	284

NET ASSETS:
Beginning of period	175,932	137,922	277,898	207,028	183,631	183,347

End of period	$290,025	$175,932	$120,477	$277,898	$180,164	$183,631

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	467	2,979	7,530	2,230
Units redeemed	(0)	—	(10,610)	(194)	(8,704)	(7,135)

Net increase (decrease)	(0)	0	(10,143)	2,785	(1,174)	(4,905)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,937	$2,432	$3,870	$3,897	$4,910	$4,119
Net realized gain (loss) on investments	(1,008)	1,410	(18,383)	47,981	(16,651)	28,434
Change in net unrealized appreciation (depreciation) on investments	14,537	12,376	11,499	56,339	(29,101)	75,474

Increase (decrease) in net assets resulting from operations	16,466	16,218	(3,014)	108,217	(40,842)	108,027

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	5,364	350	32,090	—	45,433
Transfers for contract benefits and terminations	(459)	(109,998)	(39,728)	(2,035)	(21,599)	(6,023)
Net transfers	320,667	1,779	6,053	5,208	(146,531)	16,791
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	320,209	(102,855)	(33,325)	35,263	(168,130)	56,201

Total increase (decrease) in net assets	336,675	(86,637)	(36,339)	143,480	(208,972)	164,228

NET ASSETS:
Beginning of period	138,601	225,238	519,773	376,293	562,996	398,768

End of period	$475,276	$138,601	$483,434	$519,773	$354,024	$562,996

CHANGES IN UNITS OUTSTANDING:
Units issued	28,437	698	5,239	3,389	5	5,180
Units redeemed	(337)	(10,439)	(7,822)	(157)	(15,275)	(496)

Net increase (decrease)	28,099	(9,741)	(2,583)	3,232	(15,270)	4,684

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND		AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND		AMERICAN FUNDS IS GROWTH FUND
	2020	2019	2020	2019	2020	2019
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,632	$699	$2,247	$3,944	$(6,447)	$(4,374)
Net realized gain (loss) on investments	6,917	8,155	(4,220)	30,874	27,906	76,396
Change in net unrealized appreciation (depreciation) on investments	38,118	3,479	74,566	124,359	451,713	96,241

Increase (decrease) in net assets resulting from operations	46,667	12,333	72,593	159,177	473,172	168,263

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	33,795	100,050	3,405	—	366,952
Transfers for contract benefits and terminations	(20,327)	(12,018)	(36,770)	(3,471)	(23,975)	(10,966)
Net transfers	89,485	68,775	27,735	(282)	172,644	65,712
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	69,158	90,552	91,015	(348)	148,669	421,698

Total increase (decrease) in net assets	115,825	102,885	163,608	158,829	621,841	589,961

NET ASSETS:
Beginning of period	102,885	—	703,643	544,814	813,527	223,566

End of period	$218,710	$102,885	$867,251	$703,643	$1,435,368	$813,527

CHANGES IN UNITS OUTSTANDING:
Units issued	20,795	12,279	15,117	298	13,486	44,363
Units redeemed	(11,715)	(3,047)	(7,095)	(311)	(1,617)	(1,064)

Net increase (decrease)	9,080	9,232	8,021	(13)	11,869	43,299

	(1) For the period of January 22, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,926	$1,453	$(1,432)	$2,090	$(3,362)	$(1,249)
Net realized gain (loss) on investments	10,960	45,408	(4,696)	15,617	4,002	12,358
Change in net unrealized appreciation (depreciation) on investments	50,868	49,390	113,251	96,110	120,192	64,457

Increase (decrease) in net assets resulting from operations	63,754	96,251	107,123	113,817	120,833	75,566

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	17,495	100,000	458	100,000	47,510
Transfers for contract benefits and terminations	(7,942)	(5,445)	(6,648)	(20,494)	(4,618)	(4,437)
Net transfers	74,117	17,064	(58,931)	(5,827)	(23,901)	487
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	66,175	29,114	34,421	(25,863)	71,481	43,560

Total increase (decrease) in net assets	129,929	125,365	141,545	87,954	192,314	119,126

NET ASSETS:
Beginning of period	499,181	373,816	626,141	538,187	357,110	237,984

End of period	$629,110	$499,181	$767,686	$626,141	$549,424	$357,110

CHANGES IN UNITS OUTSTANDING:
Units issued	6,042	5,680	19,333	54	8,889	4,219
Units redeemed	(666)	(2,753)	(14,758)	(2,211)	(2,200)	(361)

Net increase (decrease)	5,376	2,927	4,575	(2,157)	6,690	3,858

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,959	$3,721	$44,938	$42,379	$(646)	$(784)
Net realized gain (loss) on investments	78,480	45,310	(22,776)	(614)	15,524	10,919
Change in net unrealized appreciation (depreciation) on investments	105,498	107,192	15,858	80,714	50,755	8,962

Increase (decrease) in net assets resulting from operations	188,937	156,223	38,020	122,479	65,633	19,097

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	520	288,371	—	—
Transfers for contract benefits and terminations	(2,857)	(4,220)	(124,563)	(23,469)	(5,799)	—
Net transfers	(222,851)	147,634	(113,437)	25,608	(4)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(225,708)	143,414	(237,480)	290,510	(5,803)	—

Total increase (decrease) in net assets	(36,771)	299,637	(199,460)	412,989	59,829	19,097

NET ASSETS:
Beginning of period	1,209,141	909,504	1,208,313	795,324	97,248	78,151

End of period	$1,172,370	$1,209,141	$1,008,853	$1,208,313	$157,077	$97,248

CHANGES IN UNITS OUTSTANDING:
Units issued	144	12,522	729	29,725	—	—
Units redeemed	(18,732)	(591)	(22,357)	(4,137)	(221)	—

Net increase (decrease)	(18,587)	11,931	(21,627)	25,588	(221)	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4	$2	$(152)	$(191)	$(3,923)	$(3,996)
Net realized gain (loss) on investments	100	246	5,137	6,835	29,325	24,756
Change in net unrealized appreciation (depreciation) on investments	1,659	1,682	9,395	7,307	113,044	81,278

Increase (decrease) in net assets resulting from operations	1,763	1,930	14,380	13,951	138,445	102,038

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	(0)	70,980
Transfers for contract benefits and terminations	(2)	—	(1,588)	(457)	(48,479)	(7,735)
Net transfers	0	—	(86)	—	93,582	(18,008)
Contract maintenance charges	(4)	(7)	—	(9)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(6)	(7)	(1,674)	(466)	45,103	45,237

Total increase (decrease) in net assets	1,758	1,923	12,706	13,485	183,549	147,275

NET ASSETS:
Beginning of period	7,871	5,948	64,710	51,225	462,815	315,540

End of period	$9,629	$7,871	$77,416	$64,710	$646,364	$462,815

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	8,701	10,377
Units redeemed	(0)	—	(23)	(7)	(6,078)	(6,906)

Net increase (decrease)	(0)	0	(23)	(7)	2,624	3,471

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(807)	$(978)	$(4,139)	$(6,046)	$(5,524)	$(6,113)
Net realized gain (loss) on investments	(2,881)	1,363	47,880	60,452	44,340	66,955
Change in net unrealized appreciation (depreciation) on investments	8,564	30,190	167,724	65,886	195,537	124,496

Increase (decrease) in net assets resulting from operations	4,877	30,575	211,465	120,292	234,353	185,338

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	180	31,763	—	—
Transfers for contract benefits and terminations	(4,015)	(5,115)	(19,223)	(95,655)	(3,143)	(2,136)
Net transfers	(23,374)	—	104,941	(28,037)	(42)	—
Contract maintenance charges	—	—	—	—	(21)	(185)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(27,389)	(5,115)	85,898	(91,929)	(3,206)	(2,321)

Total increase (decrease) in net assets	(22,512)	25,460	297,363	28,363	231,147	183,017

NET ASSETS:
Beginning of period	125,168	99,708	500,633	472,270	531,934	348,917

End of period	$102,656	$125,168	$797,996	$500,633	$763,081	$531,934

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	7,631	4,939	—	—
Units redeemed	(2,889)	(456)	(3,709)	(10,835)	(77)	(74)

Net increase (decrease)	(2,889)	(456)	3,921	(5,896)	(77)	(74)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES
	2020	2019	2020	2019	2020
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$806	$763	$(1,319)	$(2,430)	$—
Net realized gain (loss) on investments	(95)	5	736	(2,417)	(17)
Change in net unrealized appreciation (depreciation) on investments	1,027	1,887	55,870	75,869	679

Increase (decrease) in net assets resulting from operations	1,737	2,655	55,288	71,022	662

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	0	120,114	—
Transfers for contract benefits and terminations	—	—	(30,415)	(65,040)	—
Net transfers	(3)	—	(143,211)	9,737	38,738
Contract maintenance charges	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(3)	—	(173,626)	64,811	38,738

Total increase (decrease) in net assets	1,735	2,655	(118,339)	135,833	39,401

NET ASSETS:
Beginning of period	32,464	29,809	452,009	316,176	—

End of period	$34,199	$32,464	$333,670	$452,009	$39,401

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	5,625	31,150	3,874
Units redeemed	—	—	(18,856)	(26,033)	—

Net increase (decrease)	0	0	(13,232)	5,117	3,874

	(1) For the period of December 11, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	2020	2019	2020	2019	2020	2019
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$499	$2,542	$649	$1,773	$316	$(1,076)
Net realized gain (loss) on investments	3,412	(9,234)	146	(14,503)	(29,144)	15,813
Change in net unrealized appreciation (depreciation) on investments	(2,561)	12,095	(17,933)	46,490	(11,900)	60,516

Increase (decrease) in net assets resulting from operations	1,350	5,403	(17,139)	33,760	(40,728)	75,253

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	678	0	32,708
Transfers for contract benefits and terminations	(0)	—	(1,861)	(110)	(1,107)	—
Net transfers	(41,009)	(10,734)	(26,362)	(80,553)	(111,096)	(48,008)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(41,009)	(10,734)	(28,223)	(79,985)	(112,204)	(15,300)

Total increase (decrease) in net assets	(39,659)	(5,331)	(45,361)	(46,225)	(152,932)	59,953

NET ASSETS:
Beginning of period	39,657	44,988	120,471	166,696	351,012	291,059

End of period	$(2)	$39,657	$75,110	$120,471	$198,080	$351,012

CHANGES IN UNITS OUTSTANDING:
Units issued	8,642	10,702	—	62	14,055	3,031
Units redeemed	(12,006)	(11,768)	(2,861)	(7,161)	(24,791)	(2,952)

Net increase (decrease)	(3,364)	(1,066)	(2,861)	(7,099)	(10,737)	79

	(1) For the period of January 01, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
	2020	2020	2020	2019
	(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$243	$1,256	$264	$304
Net realized gain (loss) on investments	17	2,287	258	(2,231)
Change in net unrealized appreciation (depreciation) on investments	1,870	13,143	1,166	6,028

Increase (decrease) in net assets resulting from operations	2,130	16,687	1,687	4,101

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	656
Transfers for contract benefits and terminations	(753)	(8,325)	(41)	—
Net transfers	18,861	161,945	174	(10,352)
Contract maintenance charges	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	18,108	153,620	133	(9,696)

Total increase (decrease) in net assets	20,238	170,306	1,820	(5,595)

NET ASSETS:
Beginning of period	—	—	16,240	21,835

End of period	$20,238	$170,306	$18,060	$16,240

CHANGES IN UNITS OUTSTANDING:
Units issued	1,517	13,767	267	662
Units redeemed	(65)	(657)	(68)	(1,251)

Net increase (decrease)	1,452	13,109	199	(589)

	(1) For the period of January 8, 2020 to December 31, 2020 (2) For the period of February 24, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO		DIMENSIONAL VA US LARGE VALUE PORTFOLIO		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$375	$523	$2,071	$1,309	$(180)	$401
Net realized gain (loss) on investments	(119)	(1,550)	(4,555)	275	(22,590)	1,841
Change in net unrealized appreciation (depreciation) on investments	(279)	4,157	8,275	20,616	(6,985)	8,665

Increase (decrease) in net assets resulting from operations	(23)	3,130	5,791	22,200	(29,755)	10,907

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	460	—	—	—	—
Transfers for contract benefits and terminations	(41)	—	(119)	—	—	—
Net transfers	1,549	(6,103)	22,338	(30,818)	(44,815)	64,731
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	1,508	(5,643)	22,219	(30,818)	(44,815)	64,731

Total increase (decrease) in net assets	1,485	(2,513)	28,010	(8,618)	(74,570)	75,638

NET ASSETS:
Beginning of period	19,650	22,163	91,450	100,068	80,181	4,543

End of period	$21,135	$19,650	$119,460	$91,450	$5,611	$80,181

CHANGES IN UNITS OUTSTANDING:
Units issued	137	287	8,607	707	—	7,474
Units redeemed	(102)	(1,325)	(6,027)	(3,574)	(7,474)	—

Net increase (decrease)	35	(1,038)	2,580	(2,867)	(7,474)	7,474

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP		EATON VANCE VT FLOATING-RATE INCOME FUND		FEDERATED HERMES HIGH INCOME BOND FUND II
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(576)	$(848)	$6,697	$15,560	$13,096	$15,420
Net realized gain (loss) on investments	8,468	11,201	(26,739)	(941)	(27,123)	(2,173)
Change in net unrealized appreciation (depreciation) on investments	34,512	19,368	1,712	12,662	(113)	30,687

Increase (decrease) in net assets resulting from operations	42,405	29,721	(18,330)	27,281	(14,140)	43,934

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	71,362	400	2,157
Transfers for contract benefits and terminations	—	—	(71,598)	(31,156)	(111,277)	(9,451)
Net transfers	(7)	—	(181,083)	(36,728)	(82,228)	65,557
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(7)	—	(252,682)	3,478	(193,105)	58,263

Total increase (decrease) in net assets	42,397	29,721	(271,012)	30,759	(207,245)	102,197

NET ASSETS:
Beginning of period	113,578	83,857	480,730	449,971	417,152	314,955

End of period	$155,975	$113,578	$209,718	$480,730	$209,907	$417,152

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	94	7,350	73	7,983
Units redeemed	—	—	(24,576)	(6,978)	(19,736)	(2,360)

Net increase (decrease)	0	0	(24,482)	372	(19,663)	5,623

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,080	$934	$25,683	$23,570	$(66)	$(68)
Net realized gain (loss) on investments	2,042	7,007	36,651	84,858	58	808
Change in net unrealized appreciation (depreciation) on investments	20,963	18,324	500,071	305,232	2,288	1,078

Increase (decrease) in net assets resulting from operations	24,085	26,265	562,405	413,660	2,279	1,818

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	248,786	330,480	—	—
Transfers for contract benefits and terminations	(2,701)	(1,554)	(30,040)	(27,374)	(5)	—
Net transfers	(77)	—	(217)	290,043	(2)	—
Contract maintenance charges	(5)	(46)	—	—	—	(4)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(2,783)	(1,600)	218,529	593,149	(6)	(4)

Total increase (decrease) in net assets	21,302	24,665	780,934	1,006,809	2,273	1,814

NET ASSETS:
Beginning of period	181,818	157,153	2,395,814	1,389,005	7,924	6,110

End of period	$203,120	$181,818	$3,176,748	$2,395,814	$10,197	$7,924

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	19,022	60,730	—	—
Units redeemed	(48)	(29)	(2,195)	(7,427)	(0)	—

Net increase (decrease)	(48)	(29)	16,828	53,303	(0)	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(227)	$183	$(242)	$(249)	$(192)	$(189)
Net realized gain (loss) on investments	(105)	—	2,819	2,797	2,177	1,211
Change in net unrealized appreciation (depreciation) on investments	0	—	10,227	3,931	5,607	3,511

Increase (decrease) in net assets resulting from operations	(331)	183	12,804	6,479	7,592	4,533

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	(255)	(151)	(1,836)	(1,371)	(364)	(265)
Net transfers	(8)	—	(2)	—	(1)	—
Contract maintenance charges	—	(8)	—	—	(4)	(12)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(264)	(159)	(1,838)	(1,371)	(369)	(277)

Total increase (decrease) in net assets	(595)	24	10,966	5,108	7,223	4,256

NET ASSETS:
Beginning of period	30,912	30,888	22,222	17,114	18,294	14,038

End of period	$30,317	$30,912	$33,188	$22,222	$25,517	$18,294

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	(18)	(11)	(32)	(22)	(2)	(2)

Net increase (decrease)	(18)	(11)	(32)	(22)	(2)	(2)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,440	$2,317	$985	$703	$(1,621)	$(1,946)
Net realized gain (loss) on investments	(443)	(243)	2,362	3,020	16,324	2,430
Change in net unrealized appreciation (depreciation) on investments	(1,171)	5,504	18,281	26,719	30,180	61,474

Increase (decrease) in net assets resulting from operations	825	7,578	21,629	30,442	44,884	61,958

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	750	650
Transfers for contract benefits and terminations	(316)	(286)	(2,230)	(626)	(70,290)	(10,406)
Net transfers	(5)	—	(120)	—	28,435	11,662
Contract maintenance charges	(2)	(24)	(5)	(30)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(322)	(310)	(2,355)	(656)	(41,105)	1,906

Total increase (decrease) in net assets	503	7,268	19,274	29,786	3,778	63,864
NET ASSETS:
Beginning of period	63,424	56,156	133,199	103,413	258,284	194,420

End of period	$63,927	$63,424	$152,473	$133,199	$262,062	$258,284

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	4,623	1,053
Units redeemed	(5)	(5)	(5)	(1)	(7,724)	(864)

Net increase (decrease)	(5)	(5)	(5)	(1)	(3,100)	189

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$158	$170	$(430)	$259	$417	$304
Net realized gain (loss) on investments	(27)	4	192	2,525	2,948	3,158
Change in net unrealized appreciation (depreciation) on investments	895	808	11,098	13,211	1,106	10,556

Increase (decrease) in net assets resulting from operations	1,025	982	10,860	15,995	4,471	14,018

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	600	1,200
Transfers for contract benefits and terminations	(3)	(1)	—	—	(14,055)	(2,471)
Net transfers	(1)	—	(5)	—	(5)	—
Contract maintenance charges	(4)	(8)	(2)	(2)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(8)	(9)	(7)	(2)	(13,459)	(1,271)

Total increase (decrease) in net assets	1,018	973	10,853	15,993	(8,988)	12,747

NET ASSETS:
Beginning of period	13,022	12,049	77,538	61,545	85,526	72,779

End of period	$14,040	$13,022	$88,391	$77,538	$76,538	$85,526

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	52	109
Units redeemed	(0)	(1)	(0)	—	(1,178)	(217)

Net increase (decrease)	(0)	(1)	(0)	0	(1,126)	(108)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,089	$35,514	$667	$1,600	$(356)	$(305)
Net realized gain (loss) on investments	(29,228)	14,428	(34)	(39)	(17,334)	(1,540)
Change in net unrealized appreciation (depreciation) on investments	(37,786)	70,447	4,654	5,224	17,658	28,288

Increase (decrease) in net assets resulting from operations	(30,925)	120,389	5,287	6,785	(32)	26,443

CONTRACT TRANSACTIONS:
Proceeds from unit solds	400	18,503	—	—	—	—
Transfers for contract benefits and terminations	(54,469)	(12,772)	—	(169)	(17,983)	(26,064)
Net transfers	(108,644)	(11,866)	(25,879)	1,892	(45,227)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(162,713)	(6,135)	(25,879)	1,723	(63,210)	(26,064)

Total increase (decrease) in net assets	(193,638)	114,254	(20,591)	8,508	(63,242)	379

NET ASSETS:
Beginning of period	937,425	823,171	95,966	87,458	121,298	120,919

End of period	$743,787	$937,425	$75,375	$95,966	$58,056	$121,298

CHANGES IN UNITS OUTSTANDING:
Units issued	2,696	1,631	—	200	—	—
Units redeemed	(18,135)	(2,158)	(2,469)	(20)	(4,727)	(1,856)

Net increase (decrease)	(15,439)	(527)	(2,469)	180	(4,727)	(1,856)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14	$1,605	$1,918	$310	$8,095	$662
Net realized gain (loss) on investments	(62,206)	27,048	(22,024)	8,450	38,549	272
Change in net unrealized appreciation (depreciation) on investments	45,026	16,290	24,115	7,874	(6,584)	23,408

Increase (decrease) in net assets resulting from operations	(17,166)	44,943	4,009	16,634	40,060	24,342

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	4,001	—	5,752	—	30,590
Transfers for contract benefits and terminations	—	(1,501)	(5,276)	—	(226,514)	(3,808)
Net transfers	(134,791)	(1)	(3,441)	56,217	402,515	39,417
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	2,850	2,234

Increase (decrease) in net assets resulting from contract transactions	(134,791)	2,499	(8,717)	61,969	178,852	68,433

Total increase (decrease) in net assets	(151,958)	47,442	(4,708)	78,603	218,912	92,775

NET ASSETS:
Beginning of period	230,399	182,957	127,961	49,358	392,809	300,034

End of period	$78,441	$230,399	$123,253	$127,961	$611,721	$392,809

CHANGES IN UNITS OUTSTANDING:
Units issued	2,011	331	6,630	4,900	141,792	6,835
Units redeemed	(14,936)	(134)	(7,795)	(31)	(125,285)	(424)

Net increase (decrease)	(12,925)	197	(1,165)	4,869	16,507	6,411

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST CORE BOND FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,507	$2,003	$9,057	$10,101	$6,881	$3,725
Net realized gain (loss) on investments	372	16,581	2,805	(9,955)	1,902	21
Change in net unrealized appreciation (depreciation) on investments	63,911	55,412	32,363	120,441	7,920	9,065

Increase (decrease) in net assets resulting from operations	65,789	73,996	44,225	120,587	16,703	12,811

CONTRACT TRANSACTIONS:
Proceeds from unit solds	61,896	101,056	—	—	—	—
Transfers for contract benefits and terminations	(19,240)	(12,113)	(9,752)	(385,769)	(815)	(3,592)
Net transfers	196,082	(166,373)	(31,396)	(644,481)	99,973	79,249
Contract maintenance charges	—	(9,132)	—	(622)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	238,737	(86,562)	(41,149)	(1,030,872)	99,158	75,657

Total increase (decrease) in net assets	304,526	(12,566)	3,077	(910,285)	115,860	88,468

NET ASSETS:
Beginning of period	770,516	783,082	603,022	1,513,307	215,973	127,505

End of period	$1,075,042	$770,516	$606,099	$603,022	$331,833	$215,973

CHANGES IN UNITS OUTSTANDING:
Units issued	—	4,132	23,792	9,774	10,236	7,633
Units redeemed	(3,566)	(101,338)	(2,079)	(18,080)	(1,813)	(749)

Net increase (decrease)	(3,566)	(97,206)	21,713	(8,306)	8,423	6,884

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$878	$1	$1,049	$9,381	$(6,463)	$32,651
Net realized gain (loss) on investments	97	18	(1,124)	703	(5,872)	—
Change in net unrealized appreciation (depreciation) on investments	4,870	680	18,881	3,435	(42)	—

Increase (decrease) in net assets resulting from operations	5,845	699	18,805	13,519	(12,377)	32,651

CONTRACT TRANSACTIONS:
Proceeds from unit solds	14,517	—	36,293	10,605	1,927,110	606,800
Transfers for contract benefits and terminations	(1,611)	(134)	(2,609)	(108,116)	(2,195,525)	(477,962)
Net transfers	31,670	1,000	7,219	(8)	(603,241)	2,127,558
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	44,576	866	40,903	(97,519)	(871,656)	2,256,396

Total increase (decrease) in net assets	50,420	1,565	59,708	(84,000)	(884,033)	2,289,047

NET ASSETS:
Beginning of period	4,669	3,104	328,394	412,394	4,627,907	2,338,860

End of period	$55,089	$4,669	$388,102	$328,394	$3,743,874	$4,627,907

CHANGES IN UNITS OUTSTANDING:
Units issued	4,521	110	15,166	1,024	1,133,772	877,302
Units redeemed	(352)	(15)	(11,066)	(10,846)	(1,216,747)	(654,607)

Net increase (decrease)	4,169	95	4,099	(9,822)	(82,974)	222,695

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST HIGH YIELD BOND FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND		GREAT-WEST INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,791	$35,631	$138	$38	$(1,010)	$(1,310)
Net realized gain (loss) on investments	(46,986)	(2,159)	319	28	1,528	(6,032)
Change in net unrealized appreciation (depreciation) on investments	51,955	60,619	1,383	597	35,784	41,372

Increase (decrease) in net assets resulting from operations	21,759	94,091	1,840	663	36,303	34,030

CONTRACT TRANSACTIONS:
Proceeds from unit solds	0	162,017	18,146	—	36,293	—
Transfers for contract benefits and terminations	(122,943)	(42,852)	(1,871)	(1,592)	(1,243)	(54,012)
Net transfers	(121,544)	5,670	(366)	—	9,346	860
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(244,487)	124,835	15,909	(1,592)	44,396	(53,152)

Total increase (decrease) in net assets	(222,729)	218,926	17,749	(929)	80,698	(19,122)

NET ASSETS:
Beginning of period	844,730	625,804	12,283	13,212	101,522	120,644

End of period	$622,001	$844,730	$30,032	$12,283	$182,220	$101,522

CHANGES IN UNITS OUTSTANDING:
Units issued	107	16,679	1,841	—	3,619	86
Units redeemed	(22,794)	(5,195)	(347)	(155)	(527)	(4,909)

Net increase (decrease)	(22,687)	11,484	1,494	(155)	3,091	(4,823)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,326	$13,793	$15	$1,390	$(1,239)	$(1,739)
Net realized gain (loss) on investments	6,741	9,063	(52,609)	(8,683)	(51,261)	(1,244)
Change in net unrealized appreciation (depreciation) on investments	13,421	122,037	49,772	91,884	9,516	40,629

Increase (decrease) in net assets resulting from operations	27,489	144,893	(2,822)	84,591	(42,984)	37,646

CONTRACT TRANSACTIONS:
Proceeds from unit solds	36,493	120,730	0	122,354	—	47,510
Transfers for contract benefits and terminations	(80,877)	(32,600)	(52,577)	(21,391)	(6,148)	(6,920)
Net transfers	(44,710)	(14,900)	(128,024)	(39,849)	(235,481)	10,280
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(89,094)	73,230	(180,601)	61,114	(241,629)	50,870

Total increase (decrease) in net assets	(61,605)	218,123	(183,423)	145,705	(284,613)	88,516

NET ASSETS:
Beginning of period	885,742	667,619	518,754	373,049	284,613	196,097

End of period	$824,137	$885,742	$335,331	$518,754	$—	$284,613

CHANGES IN UNITS OUTSTANDING:
Units issued	7,860	14,337	1	11,531	824	5,555
Units redeemed	(17,342)	(6,117)	(16,721)	(6,103)	(25,493)	(607)

Net increase (decrease)	(9,482)	8,220	(16,720)	5,428	(24,669)	4,948

	(1) For the period of January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND
	2020	2019	2020	2019	2019	2020	2019
				(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,377	$(2,921)	$(4,578)	$(1,405)	$(4,590)	$3,142	$1,871
Net realized gain (loss) on investments	168,436	43,056	9,949	9,011	20,291	7,534	12,381
Change in net unrealized appreciation (depreciation) on investments	47,279	55,083	9,565	35,393	88,069	17,584	22,785

Increase (decrease) in net assets resulting from operations	226,092	95,218	14,936	42,999	103,770	28,260	37,037

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	17,260	—	—	23,792	—	—
Transfers for contract benefits and terminations	(17,921)	(1,784)	(59,745)	(564)	(9,244)	—	—
Net transfers	171,640	(37,324)	(16,493)	666,269	(610,773)	(19)	—
Contract maintenance charges	—	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	153,719	(21,848)	(76,238)	665,705	(596,225)	(19)	—

Total increase (decrease) in net assets	379,810	73,370	(61,303)	708,704	(492,455)	28,242	37,037

NET ASSETS:
Beginning of period	340,293	266,923	708,704	492,455	492,455	283,066	246,029

End of period	$720,103	$340,293	$647,402	$1,201,159	$—	$311,308	$283,066

CHANGES IN UNITS OUTSTANDING:
Units issued	15,893	5,054	719	69,348	5,106	—	—
Units redeemed	(5,938)	(6,064)	(7,952)	(2,871)	(49,104)	—	—

Net increase (decrease)	9,956	(1,010)	(7,233)	66,477	(43,998)	0	0

	(1) For the period October 28, 2019 to December 31, 2019. (2) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,721	$1,774	$4,618	$2,813	$8,729	$2,850
Net realized gain (loss) on investments	14,345	31,129	14,466	21,978	23,420	24,855
Change in net unrealized appreciation (depreciation) on investments	41,479	47,097	26,143	38,132	58,031	34,497

Increase (decrease) in net assets resulting from operations	61,545	80,000	45,228	62,923	90,180	62,202

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(601)	—	—
Net transfers	8,023	—	(26)	—	247,102	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	8,023	—	(26)	(601)	247,102	—

Total increase (decrease) in net assets	69,568	80,000	45,202	62,322	337,282	62,202

NET ASSETS:
Beginning of period	561,917	481,917	401,306	338,984	352,594	290,392

End of period	$631,485	$561,917	$446,508	$401,306	$689,876	$352,594

CHANGES IN UNITS OUTSTANDING:
Units issued	592	—	—	—	19,397	—
Units redeemed	—	—	—	(48)	—	—

Net increase (decrease)	592	0	0	(48)	19,397	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND CLASS L
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46	$151	$(567)	$(3,219)	$7,014	$(28,968)
Net realized gain (loss) on investments	1,122	1,364	(9,898)	(6,267)	(5,684)	624,783
Change in net unrealized appreciation (depreciation) on investments	683	1,757	(1,153)	67,162	1,141,832	1,101,243

Increase (decrease) in net assets resulting from operations	1,851	3,272	(11,618)	57,676	1,143,162	1,697,058

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	8,851	—	—	595,434	1,060,774
Transfers for contract benefits and terminations	—	(895)	(10,028)	(79,025)	(520,183)	(331,966)
Net transfers	(12,832)	(2)	(50,414)	4,832	(275,214)	224,062
Contract maintenance charges	—	—	—	—	—	(136,475)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(12,832)	7,954	(60,442)	(74,193)	(199,964)	816,395

Total increase (decrease) in net assets	(10,981)	11,226	(72,060)	(16,517)	943,198	2,513,453

NET ASSETS:
Beginning of period	21,101	9,875	299,835	316,352	12,577,862	10,064,409

End of period	$10,120	$21,101	$227,775	$299,835	$13,521,060	$12,577,862

CHANGES IN UNITS OUTSTANDING:
Units issued	—	721	69	409	—	6,186
Units redeemed	(873)	(69)	(5,226)	(6,190)	(34,575)	(18,800)

Net increase (decrease)	(873)	652	(5,158)	(5,781)	(34,575)	(12,614)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,062	$46,367	$15,872	$17,012	$2,715	$4,220
Net realized gain (loss) on investments	20,095	412,569	(38,936)	131,692	(3,493)	71,176
Change in net unrealized appreciation (depreciation) on investments	460,095	325,100	121,019	111,893	269,739	142,424

Increase (decrease) in net assets resulting from operations	514,252	784,036	97,954	260,597	268,961	217,820

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	46,486	—	1,194,274	262,801
Transfers for contract benefits and terminations	(258,066)	(171,329)	(614,533)	(64,666)	(56,038)	(24,362)
Net transfers	(142,584)	68,371	(51,779)	(1,274)	(139,657)	(262,842)
Contract maintenance charges	—	(34,555)	—	—	—	(20,391)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(400,650)	(137,513)	(619,826)	(65,940)	998,578	(44,794)

Total increase (decrease) in net assets	113,602	646,523	(521,871)	194,657	1,267,539	173,026

NET ASSETS:
Beginning of period	5,539,669	4,893,146	1,530,894	1,336,237	1,853,024	1,679,998

End of period	$5,653,271	$5,539,669	$1,009,023	$1,530,894	$3,120,563	$1,853,024

CHANGES IN UNITS OUTSTANDING:
Units issued	77,387	149,332	4,572	—	71,405	—
Units redeemed	(101,437)	(68,945)	(56,288)	(5,703)	(924)	(382)

Net increase (decrease)	(24,051)	80,387	(51,716)	(5,703)	70,481	(382)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,758	$4,343	$20,513	$6,950	$2,426	$(866)
Net realized gain (loss) on investments	15,654	31,230	6,240	5,095	(38,024)	15,771
Change in net unrealized appreciation (depreciation) on investments	167,799	35,624	29,793	88,759	(45,470)	60,144

Increase (decrease) in net assets resulting from operations	192,212	71,197	56,546	100,804	(81,068)	75,049

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	960	137,701	200	153,295
Transfers for contract benefits and terminations	(7,182)	(1,159)	(209,869)	(84,549)	(48,293)	(16,393)
Net transfers	746,753	—	(19,205)	14,478	(81,991)	(5,616)
Contract maintenance charges	—	(2,975)	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	739,571	(4,134)	(228,114)	67,630	(130,085)	131,286

Total increase (decrease) in net assets	931,782	67,063	(171,568)	168,434	(211,152)	206,335
NET ASSETS:
Beginning of period	612,081	545,018	1,055,793	887,359	520,714	314,379

End of period	$1,543,863	$612,081	$884,225	$1,055,793	$309,562	$520,714

CHANGES IN UNITS OUTSTANDING:
Units issued	108,570	24,048	3,890	16,757	395	12,941
Units redeemed	(19,280)	(28,426)	(23,652)	(10,693)	(13,651)	(1,847)

Net increase (decrease)	89,290	(4,378)	(19,762)	6,064	(13,256)	11,094

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,015	$(7,274)	$4,546	$(18,075)	$15,862	$(7,893)
Net realized gain (loss) on investments	983,701	744,985	42,457	117,626	(30,964)	141,584
Change in net unrealized appreciation (depreciation) on investments	734,734	1,730,721	139,763	414,976	177,408	266,955

Increase (decrease) in net assets resulting from operations	1,733,450	2,468,432	186,766	514,527	162,307	400,646

CONTRACT TRANSACTIONS:
Proceeds from unit solds	37,318	1,545,438	22,101	471,611	37,193	490,208
Transfers for contract benefits and terminations	(755,383)	(218,465)	(239,226)	(83,040)	(143,260)	(69,860)
Net transfers	708,554	(1,231,259)	(213,936)	(192,458)	(5,439)	(300,911)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	3,994	1,676	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(5,519)	97,390	(431,061)	196,113	(111,506)	119,437

Total increase (decrease) in net assets	1,727,931	2,565,822	(244,295)	710,640	50,800	520,083

NET ASSETS:
Beginning of period	10,469,836	7,904,014	2,740,987	2,030,347	2,411,003	1,890,920

End of period	$12,197,767	$10,469,836	$2,496,692	$2,740,987	$2,461,803	$2,411,003

CHANGES IN UNITS OUTSTANDING:
Units issued	486,226	474,093	14,838	43,838	19,143	38,616
Units redeemed	(491,706)	(449,942)	(60,394)	(21,673)	(37,480)	(23,070)

Net increase (decrease)	(5,480)	24,151	(45,556)	22,165	(18,336)	15,546

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST SMALL CAP GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$235,143	$180,560	$18,735	$17,245	$5,697	$(1,444)
Net realized gain (loss) on investments	911,285	1,355,541	3,981	779	(17,688)	4,365
Change in net unrealized appreciation (depreciation) on investments	1,271,200	1,485,689	26,417	32,779	29,375	25,686

Increase (decrease) in net assets resulting from operations	2,417,628	3,021,790	49,133	50,803	17,384	28,607

CONTRACT TRANSACTIONS:
Proceeds from unit solds	506,206	2,287,078	—	—	—	—
Transfers for contract benefits and terminations	(952,772)	(795,806)	(14,736)	(74,163)	(41,632)	(2,620)
Net transfers	(1,616,588)	(405,414)	309,160	(1,209)	(5,190)	6,377
Contract maintenance charges	—	(231,666)	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(2,063,154)	854,192	294,424	(75,372)	(46,822)	3,757

Total increase (decrease) in net assets	354,474	3,875,982	343,556	(24,569)	(29,438)	32,364

NET ASSETS:
Beginning of period	21,948,635	18,072,653	1,027,439	1,052,008	140,152	107,788

End of period	$22,303,109	$21,948,635	$1,370,995	$1,027,439	$110,714	$140,152

CHANGES IN UNITS OUTSTANDING:
Units issued	70,191	217,279	36,547	263	—	541
Units redeemed	(235,934)	(142,008)	(8,466)	(7,195)	(3,660)	(262)

Net increase (decrease)	(165,743)	75,271	28,081	(6,932)	(3,660)	279

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
	2020	2019	2020	2019	2020	2019
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(988)	$(1,845)	$(6,217)	$(7,782)	$3,033	$7,935
Net realized gain (loss) on investments	(15,485)	1,253	38,101	26,187	34,584	2,898
Change in net unrealized appreciation (depreciation) on investments	44,377	33,970	199,093	206,827	13,113	36,463

Increase (decrease) in net assets resulting from operations	27,905	33,378	230,977	225,232	50,730	47,296

CONTRACT TRANSACTIONS:
Proceeds from unit solds	0	954	560	22,404	—	40,839
Transfers for contract benefits and terminations	(24,972)	(1,199)	(31,679)	(27,113)	(319,008)	(46,449)
Net transfers	226,111	2,137	77,852	20,625	(116,920)	(6,780)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	201,138	1,892	46,733	15,916	(435,928)	(12,390)

Total increase (decrease) in net assets	229,043	35,270	277,710	241,148	(385,198)	34,906

NET ASSETS:
Beginning of period	176,912	141,642	978,895	737,747	1,030,533	995,627

End of period	$405,955	$176,912	$1,256,605	$978,895	$645,335	$1,030,533

CHANGES IN UNITS OUTSTANDING:
Units issued	21,056	1,637	5,361	4,787	29,969	17,564
Units redeemed	(4,644)	(1,395)	(2,436)	(3,560)	(69,721)	(19,164)

Net increase (decrease)	16,412	242	2,925	1,227	(39,752)	(1,600)

	(1) Fund name changed from Great-West Loomis Sayles Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
	2020	2019	2020	2019	2020	2019
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(274)	$(595)	$(2,148)	$(6,237)	$341	$347
Net realized gain (loss) on investments	3,029	3,740	(62,103)	45,676	(0)	6
Change in net unrealized appreciation (depreciation) on investments	22,055	26,596	126,167	72,369	972	499

Increase (decrease) in net assets resulting from operations	24,810	29,741	61,916	111,808	1,313	852

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	8,484	(0)	14,282	—	8,185
Transfers for contract benefits and terminations	(861)	(845)	(35,157)	(7,665)	—	—
Net transfers	(9,518)	(23,123)	6,106	101,105	(315)	7,252
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(10,379)	(15,484)	(29,050)	107,722	(315)	15,437

Total increase (decrease) in net assets	14,430	14,257	32,865	219,530	998	16,289

NET ASSETS:
Beginning of period	131,512	117,255	612,249	392,719	16,289	—

End of period	$145,942	$131,512	$645,114	$612,249	$17,287	$16,289

CHANGES IN UNITS OUTSTANDING:
Units issued	—	853	9,378	12,573	—	1,522
Units redeemed	(846)	(2,346)	(14,578)	(3,018)	(28)	—

Net increase (decrease)	(846)	(1,493)	(5,200)	9,555	(28)	1,522

	(1) For the period of January 9, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,588	$1,154	$9,106	$6,646	$3,412	$1,440
Net realized gain (loss) on investments	1,010	79	(4,879)	70,822	4,315	11,859
Change in net unrealized appreciation (depreciation) on investments	(8,861)	7,069	(2,763)	66,300	17,726	29,057

Increase (decrease) in net assets resulting from operations	(6,263)	8,302	1,464	143,768	25,454	42,356

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	910	715	—	—
Transfers for contract benefits and terminations	—	—	(11,059)	(34,290)	(1,495)	(1,102)
Net transfers	(2)	—	(39,395)	10,147	(5)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(2)	—	(49,544)	(23,428)	(1,500)	(1,102)

Total increase (decrease) in net assets	(6,265)	8,302	(48,079)	120,340	23,954	41,254

NET ASSETS:
Beginning of period	46,878	38,576	724,141	603,801	195,155	153,901

End of period	$40,614	$46,878	$676,062	$724,141	$219,109	$195,155

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	96	929	—	—
Units redeemed	—	—	(4,144)	(2,311)	(135)	(105)

Net increase (decrease)	0	0	(4,048)	(1,382)	(135)	(105)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(85)	$(120)	$233	$(1,629)	$28,448	$13,146
Net realized gain (loss) on investments	952	1,289	(53,204)	(22,855)	74,069	34,321
Change in net unrealized appreciation (depreciation) on investments	1,853	964	(5,520)	23,320	99,177	191,123

Increase (decrease) in net assets resulting from operations	2,720	2,133	(58,491)	(1,164)	201,694	238,590

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	32,707	46,976	5,832
Transfers for contract benefits and terminations	—	—	(3,556)	(51,738)	(30,183)	(27,010)
Net transfers	(1)	—	(6,688)	647	114,935	35,518
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	3,729	2,028

Increase (decrease) in net assets resulting from contract transactions	(1)	—	(10,244)	(18,384)	135,457	16,368

Total increase (decrease) in net assets	2,719	2,133	(68,735)	(19,548)	337,151	254,958

NET ASSETS:
Beginning of period	10,728	8,595	105,523	125,071	1,324,520	1,069,562

End of period	$13,447	$10,728	$36,788	$105,523	$1,661,671	$1,324,520

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	45,842	4,359	36,484	5,369
Units redeemed	—	—	(52,646)	(7,624)	(26,812)	(3,625)

Net increase (decrease)	0	0	(6,804)	(3,265)	9,673	1,744

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,222)	$(10,512)	$13,392	$8,829	$230	$316
Net realized gain (loss) on investments	60,166	74,062	(1,514)	(178)	(473)	(285)
Change in net unrealized appreciation (depreciation) on investments	114,573	182,443	41,361	31,865	10,194	13,637

Increase (decrease) in net assets resulting from operations	166,517	245,993	53,239	40,516	9,952	13,668

CONTRACT TRANSACTIONS:
Proceeds from unit solds	180	283,910	—	—	—	—
Transfers for contract benefits and terminations	(127,055)	(12,881)	(8,894)	(3,756)	(2)	—
Net transfers	29,072	73,234	526,048	(6,761)	(5)	—
Contract maintenance charges	—	—	—	—	—	(2)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(97,802)	344,263	517,154	(10,517)	(7)	(2)

Total increase (decrease) in net assets	68,714	590,256	570,393	29,999	9,944	13,666

NET ASSETS:
Beginning of period	1,181,500	591,244	537,526	507,527	67,794	54,128

End of period	$1,250,214	$1,181,500	$1,107,919	$537,526	$77,738	$67,794

CHANGES IN UNITS OUTSTANDING:
Units issued	11,030	30,837	48,821	—	—	—
Units redeemed	(17,766)	(8,440)	(4,198)	(971)	(0)	—

Net increase (decrease)	(6,736)	22,397	44,623	(971)	(0)	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$781	$877	$(1)	$(91)	$(168)	$(201)
Net realized gain (loss) on investments	(687)	192	2,027	421	5,226	3,227
Change in net unrealized appreciation (depreciation) on investments	(136)	4,300	47,857	1,405	19,529	5,098

Increase (decrease) in net assets resulting from operations	(42)	5,369	49,882	1,735	24,587	8,124

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	(1,755)	(1,399)	(8,865)	(818)	—	—
Net transfers	(9,235)	(47)	81,582	4,836	(1)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(10,990)	(1,446)	72,716	4,018	(1)	—

Total increase (decrease) in net assets	(11,033)	3,923	122,598	5,753	24,586	8,124

NET ASSETS:
Beginning of period	45,854	41,931	10,657	4,904	34,354	26,230

End of period	$34,821	$45,854	$133,255	$10,657	$58,940	$34,354

CHANGES IN UNITS OUTSTANDING:
Units issued	57	8	21,698	526	—	—
Units redeemed	(1,152)	(139)	(11,406)	(86)	—	—

Net increase (decrease)	(1,095)	(131)	10,291	440	0	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019	2019
							(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,926)	$(16,871)	$1,392	$481	$(228)	$(695)	$(14)
Net realized gain (loss) on investments	46,122	270,407	3,112	7,710	(230)	17,434	2,841
Change in net unrealized appreciation (depreciation) on investments	619,027	204,367	12,112	20,698	(2,256)	2,354	—

Increase (decrease) in net assets resulting from operations	651,223	457,903	16,616	28,889	(2,714)	19,093	2,827

CONTRACT TRANSACTIONS:
Proceeds from unit solds	1,090	257,625	120	—	—	8,065	—
Transfers for contract benefits and terminations	(114,065)	(60,896)	(1,088)	(4,310)	(6,168)	(4,130)	—
Net transfers	112,447	(389,048)	(36,850)	62,128	(4,042)	38,209	(2,827)
Contract maintenance charges	—	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(528)	(192,319)	(37,818)	57,818	(10,210)	42,144	(2,827)

Total increase (decrease) in net assets	650,695	265,584	(21,202)	86,707	(12,924)	61,237	—

NET ASSETS:
Beginning of period	1,576,771	1,311,187	181,098	94,391	114,087	52,850	—

End of period	$2,227,466	$1,576,771	$159,896	$181,098	$101,163	$114,087	$—

CHANGES IN UNITS OUTSTANDING:
Units issued	17,691	27,954	81	4,464	61	6,087	6,087
Units redeemed	(20,023)	(36,496)	(2,961)	(424)	(1,145)	(2,330)	(2,330)

Net increase (decrease)	(2,332)	(8,542)	(2,880)	4,040	(1,083)	3,757	3,757

	(1) For the period June 6, 2019 to June 20, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(606)	$(1,138)	$33	$40	$4,717	$3,286
Net realized gain (loss) on investments	6,189	8,029	(7)	14	(2,901)	(3,787)
Change in net unrealized appreciation (depreciation) on investments	22,823	23,889	624	937	(3,036)	11,150

Increase (decrease) in net assets resulting from operations	28,406	30,780	650	991	(1,220)	10,649

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(2)	—	(1,021)	(1,432)
Net transfers	(10)	—	0	—	(4,309)	(14,221)
Contract maintenance charges	—	—	—	(3)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(10)	—	(2)	(3)	(5,331)	(15,653)

Total increase (decrease) in net assets	28,396	30,780	648	988	(6,550)	(5,004)

NET ASSETS:
Beginning of period	157,845	127,065	5,733	4,745	105,565	110,569

End of period	$186,241	$157,845	$6,381	$5,733	$99,015	$105,565

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	—	—	(0)	—	(830)	(1,979)

Net increase (decrease)	0	0	(0)	0	(830)	(1,979)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$859	$652	$1,038	$7,306	$211	$151
Net realized gain (loss) on investments	4,075	(1,424)	(1,654)	(1,175)	(83)	12
Change in net unrealized appreciation (depreciation) on investments	5,872	7,954	6,472	5,229	4,206	2,547

Increase (decrease) in net assets resulting from operations	10,805	7,182	5,857	11,360	4,334	2,710

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	32,707	—	8,851	—	8,185
Transfers for contract benefits and terminations	(12,017)	(613)	(20,667)	(25,233)	—	—
Net transfers	56,308	(8,879)	64,330	218	(22)	(2)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	44,291	23,215	43,663	(16,164)	(22)	8,183

Total increase (decrease) in net assets	55,097	30,397	49,520	(4,804)	4,312	10,893

NET ASSETS:
Beginning of period	73,310	42,913	334,236	339,040	42,011	31,118

End of period	$128,407	$73,310	$383,756	$334,236	$46,323	$42,011

CHANGES IN UNITS OUTSTANDING:
Units issued	4,379	8,368	7,923	937	—	822
Units redeemed	(921)	(6,035)	(3,651)	(2,370)	—	—

Net increase (decrease)	3,458	2,333	4,271	(1,433)	0	822

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT SHORT TERM PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT EQUITY INCOME FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$622	$1,266	$10,630	$15,722	$398	$635
Net realized gain (loss) on investments	(982)	(33)	14,204	(698)	3,167	5,808
Change in net unrealized appreciation (depreciation) on investments	738	191	33,780	37,010	(1,130)	7,949

Increase (decrease) in net assets resulting from operations	378	1,424	58,614	52,034	2,435	14,392

CONTRACT TRANSACTIONS:
Proceeds from unit solds	36,473	23,759	90,732	21,196	—	—
Transfers for contract benefits and terminations	(2,969)	(5,462)	(40,851)	(37,530)	—	—
Net transfers	(28,664)	2,366	11,946	17,680	(3)	(19,999)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	4,839	20,663	61,826	1,346	(3)	(19,999)

Total increase (decrease) in net assets	5,217	22,087	120,440	53,380	2,433	(5,607)

NET ASSETS:
Beginning of period	72,248	50,161	732,376	678,996	53,642	59,249

End of period	$77,465	$72,248	$852,816	$732,376	$56,075	$53,642

CHANGES IN UNITS OUTSTANDING:
Units issued	4,265	2,574	16,673	4,957	—	—
Units redeemed	(3,922)	(561)	(11,175)	(4,418)	—	(1,727)

Net increase (decrease)	343	2,013	5,498	539	0	(1,727)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$803	$176	$(196)	$(331)	$(10,006)	$(11,344)
Net realized gain (loss) on investments	1,392	2,492	178	2,383	101,932	132,359
Change in net unrealized appreciation (depreciation) on investments	7,214	8,991	2,439	3,991	268,735	182,517

Increase (decrease) in net assets resulting from operations	9,409	11,659	2,421	6,043	360,661	303,532

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	120	40,929
Transfers for contract benefits and terminations	—	—	(915)	(1,102)	(131,735)	(24,173)
Net transfers	(6)	—	613	39	(205,490)	302,842
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(6)	—	(302)	(1,063)	(337,105)	319,598

Total increase (decrease) in net assets	9,403	11,659	2,119	4,980	23,555	623,130

NET ASSETS:
Beginning of period	85,765	74,106	29,397	24,417	1,361,629	738,499

End of period	$95,168	$85,765	$31,516	$29,397	$1,385,184	$1,361,629

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	48	4	4,378	24,890
Units redeemed	—	—	(82)	(95)	(23,976)	(4,653)

Net increase (decrease)	0	0	(33)	(91)	(19,598)	20,237

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,814	$1,614	$196	$715	$(83)	$(111)
Net realized gain (loss) on investments	1,578	437	(1,664)	(6,531)	(30)	1,048
Change in net unrealized appreciation (depreciation) on investments	(1,292)	5,713	(2,092)	21,465	2,766	970

Increase (decrease) in net assets resulting from operations	2,101	7,764	(3,559)	15,649	2,653	1,907

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	18,460	—	—	—	—
Transfers for contract benefits and terminations	(4,154)	(1,639)	(279)	(1,144)	—	—
Net transfers	(30,637)	(1,778)	(54,387)	(4,391)	0	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(34,791)	15,043	(54,666)	(5,535)	0	—

Total increase (decrease) in net assets	(32,690)	22,807	(58,225)	10,114	2,653	1,907

NET ASSETS:
Beginning of period	80,741	57,934	74,595	64,481	10,046	8,139

End of period	$48,051	$80,741	$16,370	$74,595	$12,699	$10,046

CHANGES IN UNITS OUTSTANDING:
Units issued	—	1,863	47	9,726	—	—
Units redeemed	(3,101)	(374)	(5,364)	(10,226)	—	—

Net increase (decrease)	(3,101)	1,489	(5,317)	(500)	0	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$100	$96	$6,715	$780	$45	$(80)
Net realized gain (loss) on investments	48	353	(297)	22	5,689	8,046
Change in net unrealized appreciation (depreciation) on investments	49	703	(8,733)	8,183	6,507	12,270

Increase (decrease) in net assets resulting from operations	197	1,152	(2,315)	8,985	12,240	20,236

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(263)	(2,370)	(1,694)
Net transfers	(0)	—	(5)	—	(19,111)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(0)	—	(5)	(263)	(21,481)	(1,694)

Total increase (decrease) in net assets	197	1,152	(2,320)	8,722	(9,241)	18,542

NET ASSETS:
Beginning of period	7,287	6,135	84,630	75,908	86,784	68,242

End of period	$7,484	$7,287	$82,310	$84,630	$77,543	$86,784

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	(25)	(1,332)	(132)

Net increase (decrease)	0	0	0	(25)	(1,332)	(132)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND		PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(15)	$(37)	$(205)	$(242)	$178	$(735)
Net realized gain (loss) on investments	610	4	939	2,325	2,086	12,377
Change in net unrealized appreciation (depreciation) on investments	348	913	9,140	3,728	5,579	14,388

Increase (decrease) in net assets resulting from operations	943	880	9,874	5,811	7,843	26,030

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(1,809)	—	—	—
Net transfers	(480)	4,835	(1)	—	(2,918)	3,870
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(480)	4,835	(1,810)	—	(2,918)	3,870

Total increase (decrease) in net assets	463	5,715	8,064	5,811	4,925	29,900

NET ASSETS:
Beginning of period	5,715	—	22,040	16,229	142,315	112,415

End of period	$6,178	$5,715	$30,104	$22,040	$147,240	$142,315

CHANGES IN UNITS OUTSTANDING:
Units issued	—	373	—	—	19,945	362
Units redeemed	(33)	—	(117)	—	(19,858)	—

Net increase (decrease)	(33)	373	(117)	0	87	362

	(1) For the period of June 3, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(28,096)	$(31,724)	$(10,103)	$(11,004)	$(324)	$(2,968)
Net realized gain (loss) on investments	395,505	256,190	112,494	67,230	(46,962)	(21,635)
Change in net unrealized appreciation (depreciation) on investments	928,035	639,104	241,916	174,768	50,676	45,686

Increase (decrease) in net assets resulting from operations	1,295,444	863,570	344,308	230,994	3,390	21,083

CONTRACT TRANSACTIONS:
Proceeds from unit solds	101,240	249,197	950	203,345	—	32,707
Transfers for contract benefits and terminations	(188,291)	(76,281)	(115,241)	(22,661)	(6,952)	(54,897)
Net transfers	381,413	(57,635)	134,681	(42,380)	(8,842)	2,616
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	294,362	115,281	20,390	138,304	(15,794)	(19,574)

Total increase (decrease) in net assets	1,589,806	978,851	364,698	369,298	(12,403)	1,509

NET ASSETS:
Beginning of period	3,943,001	2,964,150	1,147,336	778,038	226,247	224,738

End of period	$5,532,807	$3,943,001	$1,512,034	$1,147,336	$213,844	$226,247

CHANGES IN UNITS OUTSTANDING:
Units issued	64,389	31,823	16,710	15,758	2,936	4,692
Units redeemed	(50,995)	(22,932)	(14,383)	(5,440)	(8,800)	(7,507)

Net increase (decrease)	13,394	8,891	2,327	10,318	(5,864)	(2,815)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 input.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
ALGER CAPITAL APPRECIATION PORTFOLIO	$—	$2,084
ALGER LARGE CAP GROWTH PORTFOLIO	—	1,504
ALGER MID CAP GROWTH PORTFOLIO	—	1,114
ALGER SMALL CAP GROWTH PORTFOLIO	0	2,133
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	3,313	76,589
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	61,944	116,532
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	324,824	4,692
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	43,196	74,139
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	18,255	171,871
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	175,551	104,706
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	161,519	55,986
AMERICAN FUNDS IS GROWTH FUND	125,193	32,584
AMERICAN FUNDS IS GROWTH AND INCOME FUND	88,953	12,370
AMERICAN FUNDS IS INTERNATIONAL FUND	201,485	170,585
AMERICAN FUNDS IS NEW WORLD FUND	105,089	32,052
BLACKROCK GLOBAL ALLOCATION VI FUND	14,669	236,219
BLACKROCK HIGH YIELD VI FUND	52,681	252,064
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	13,029	6,535
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	183	90
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	5,164	2,331
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	109,149	65,602
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1,209	28,242
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	142,389	54,914
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	44,735	8,766
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	1,091	291
DELAWARE VIP EMERGING MARKETS SERIES	82,932	251,352
DELAWARE VIP INTERNATIONAL SERIES	38,738	—
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	101,286	140,566
DELAWARE VIP REIT SERIES	6,105	29,043
DELAWARE VIP SMALL CAP VALUE SERIES	243,931	340,535
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	18,916	873
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	161,947	8,832
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	1,205	1,159
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	2,126	712
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	83,276	61,435
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	0	45,094
DWS CAPITAL GROWTH VIP	8,835	926
EATON VANCE VT FLOATING-RATE INCOME FUND	10,213	256,362

Investment Division	Purchases	Sales
FEDERATED HERMES HIGH INCOME BOND FUND II	$16,101	$196,162
FIDELITY VIP ASSET MANAGER PORTFOLIO	1,138	4,501
FIDELITY VIP BALANCED PORTFOLIO	289,356	38,993
FIDELITY VIP CONTRAFUND PORTFOLIO	47	94
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	136	592
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	1,151	2,085
FIDELITY VIP GROWTH PORTFOLIO	1,640	578
FIDELITY VIP HIGH INCOME PORTFOLIO	476	961
FIDELITY VIP INDEX 500 PORTFOLIO	865	3,713
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	74,686	109,651
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	59	152
FIDELITY VIP OVERSEAS PORTFOLIO	346	786
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	3,869	14,781
FRANKLIN INCOME VIP FUND	46,027	172,138
GOLDMAN SACHS VIT MULTI+STRATEGY ALTERNATIVES PORTFOLIO	0	26,485
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	0	63,924
GREAT-WEST AGGRESSIVE PROFILE FUND	26,728	158,865
GREAT-WEST ARIEL MID CAP VALUE FUND	59,969	65,912
GREAT-WEST BOND INDEX FUND	1,579,274	1,399,205
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	273,693	29,274
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	11,727	43,878
GREAT-WEST CORE BOND FUND	125,090	21,033
GREAT-WEST EMERGING MARKETS EQUITY FUND	47,978	3,512
GREAT-WEST GLOBAL BOND FUND	164,557	122,637
GREAT-WEST GOVERNMENT MONEY MARKET FUND	10,693,064	11,571,235
GREAT-WEST HIGH YIELD BOND FUND	13,469	251,457
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	19,578	3,781
GREAT-WEST INTERNATIONAL GROWTH FUND	51,770	8,394
GREAT-WEST INTERNATIONAL INDEX FUND	107,184	197,110
GREAT-WEST INTERNATIONAL VALUE FUND	2,444	183,585
GREAT-WEST INVESCO SMALL CAP VALUE FUND	7,734	250,875
GREAT-WEST LARGE CAP GROWTH FUND	302,566	127,377
GREAT-WEST LARGE CAP VALUE FUND	8,266	86,991
GREAT-WEST LIFETIME 2020 FUND	7,551	2,531
GREAT-WEST LIFETIME 2025 FUND	24,874	4,996
GREAT-WEST LIFETIME 2030 FUND	13,125	3,525
GREAT-WEST LIFETIME 2035 FUND	268,452	2,446
GREAT-WEST LIFETIME 2040 FUND	784	13,010
GREAT-WEST MID CAP VALUE FUND	1,342	63,282
GREAT-WEST MODERATE PROFILE FUND CLASS L	1,166,950	1,219,871
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	173,228	445,067
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	78,964	671,669

Investment Division	Purchases	Sales
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	$1,245,234	$210,508
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	778,511	16,930
GREAT-WEST MULTI-SECTOR BOND FUND	65,368	284,639
GREAT-WEST REAL ESTATE INDEX FUND	7,744	136,835
GREAT-WEST S&P 500® INDEX FUND	7,080,291	6,910,140
GREAT-WEST S&P MID CAP 400® INDEX FUND	319,033	728,384
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	376,446	458,259
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	1,745,810	3,100,409
GREAT-WEST SHORT DURATION BOND FUND	401,096	96,857
GREAT-WEST SMALL CAP GROWTH FUND	2,048	47,645
GREAT-WEST SMALL CAP VALUE FUND	243,135	42,710
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	92,917	49,145
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	338,910	771,962
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	0	11,513
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	89,984	123,167
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	0	468
INVESCO V.I. GLOBAL REAL ESTATE FUND	0	275
INVESCO V.I. GROWTH & INCOME FUND	1,016	53,148
INVESCO V.I. INTERNATIONAL GROWTH FUND	0	2,173
INVESCO V.I. SMALL CAP EQUITY FUND	0	89
IVY VIP ENERGY	193,916	204,347
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	564,808	399,878
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	236,045	265,875
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	571,859	51,879
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	413	652
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1,752	11,967
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	185,633	105,969
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	1	170
MFS VIT II TECHNOLOGY PORTFOLIO	396,579	411,173
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	11,500	39,663
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	8,177	11,617
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	0	1,232
NVIT EMERGING MARKETS FUND	68	56
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	5,368	6,076
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	59,079	13,137
PIMCO VIT LOW DURATION PORTFOLIO	84,832	40,019
PIMCO VIT REAL RETURN PORTFOLIO	483	401
PIMCO VIT SHORT TERM PORTFOLIO	45,413	39,944
PIMCO VIT TOTAL RETURN PORTFOLIO	215,107	135,518
PUTNAM VT EQUITY INCOME FUND	4,169	439
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	3,166	768
PUTNAM VT GLOBAL EQUITY FUND	902	1,171

Investment Division	Purchases	Sales
PUTNAM VT GROWTH OPPORTUNITIES FUND	$162,310	$435,093
PUTNAM VT INCOME FUND	2,768	35,320
PUTNAM VT INTERNATIONAL EQUITY FUND	794	55,267
PUTNAM VT INTERNATIONAL GROWTH FUND	3	88
PUTNAM VT INTERNATIONAL VALUE FUND	249	58
PUTNAM VT MORTGAGE SECURITIES FUND	7,431	730
PUTNAM VT MULTI-CAP CORE FUND	4,144	22,217
PUTNAM VT RESEARCH FUND	664	528
PUTNAM VT SMALL CAP GROWTH FUND	891	2,017
PUTNAM VT SMALL CAP VALUE FUND	188,563	191,318
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	1,176,628	911,219
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	230,745	220,551
VAN ECK VIP GLOBAL HARD ASSETS FUND	22,436	38,580

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Transfer Fees

The Company deducts from each participant’s account in the Varifund contract a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. The Company deducts from certain Investment Divisions assets, a fee of $25 for SmartTrack Advisor and $15 for SmartTrack II-5 Year contracts in excess of 12 transfers in any calendar year. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risk

The Company assumes mortality and expense risk related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund contract equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective annual rate of 0.20% or 0.40%; and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund contracts. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year and SmartTrack Advisor contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected; and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II- 5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 3, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. When a new Investment Division is added to the Series Account, the calculation of the total return is for the period of operations as presented in the Statement of Operations for each Investment Division. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ALGER CAPITAL APPRECIATION PORTFOLIO
2020	1		$230.18	to	$230.18	$246	0.00%	1.40%	to	1.40%	39.78%	to	39.78%
2019	1		$164.67	to	$164.67	$176	0.00%	1.40%	to	1.40%	31.73%	to	31.73%
2018	1		$125.01	to	$125.01	$134	0.08%	1.40%	to	1.40%	(1.50)%	to	(1.50)%
2017	1		$126.94	to	$126.94	$136	0.17%	1.40%	to	1.40%	29.27%	to	29.27%
2016	1		$98.18	to	$98.18	$105	0.19%	1.40%	to	1.40%	(0.89)%	to	(0.89)%
ALGER LARGE CAP GROWTH PORTFOLIO
2020	1		$263.97	to	$263.97	$200	0.21%	1.40%	to	1.40%	64.71%	to	64.71%
2019	1		$160.26	to	$160.26	$121	0.00%	1.40%	to	1.40%	25.66%	to	25.66%
2018	1		$127.54	to	$127.54	$96	0.00%	1.40%	to	1.40%	0.78%	to	0.78%
2017	1		$126.47	to	$126.47	$96	0.00%	1.40%	to	1.40%	26.69%	to	26.69%
2016	1		$99.89	to	$99.89	$76	0.00%	1.40%	to	1.40%	(2.20)%	to	(2.20)%
ALGER MID CAP GROWTH PORTFOLIO
2020	1		$171.05	to	$171.05	$113	0.00%	1.40%	to	1.40%	62.35%	to	62.35%
2019	1		$105.36	to	$105.36	$70	0.00%	1.40%	to	1.40%	28.45%	to	28.45%
2018	1		$82.03	to	$82.03	$54	0.00%	1.40%	to	1.40%	(8.74)%	to	(8.74)%
2017	1		$89.85	to	$89.85	$60	0.00%	1.40%	to	1.40%	28.00%	to	28.00%
2016	1		$70.23	to	$70.23	$47	0.00%	1.40%	to	1.40%	(0.43)%	to	(0.43)%
ALGER SMALL CAP GROWTH PORTFOLIO
2020	2		$231.41	to	$24.70	$290	1.22%	1.20%	to	1.40%	64.84%	to	65.11%
2019	2		$140.39	to	$14.96	$176	0.00%	1.20%	to	1.40%	27.54%	to	27.80%
2018	2		$110.08	to	$11.70	$138	0.00%	1.20%	to	1.40%	0.02%	to	0.22%
2017	2		$110.06	to	$11.68	$138	0.00%	1.20%	to	1.40%	26.95%	to	27.20%
2016	2		$86.70	to	$9.18	$109	0.00%	1.20%	to	1.40%	4.77%	to	4.97%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2020	14		$8.39	to	$8.39	$120	2.05%	1.20%	to	1.20%	(26.01)%	to	(26.01)%
2019	25		$11.34	to	$11.34	$278	1.64%	1.20%	to	1.20%	18.98%	to	18.98%
2018	22		$9.53	to	$9.53	$207	2.02%	1.20%	to	1.20%	(19.93)%	to	(19.93)%
2017	17		$11.90	to	$11.90	$203	2.06%	1.20%	to	1.20%	(2.02)%	to	(2.02)%
2016	4		$12.15	to	$12.15	$47	2.36%	1.20%	to	1.20%	21.50%	to	21.50%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2020	12		$15.37	to	$16.56	$180	9.56%	0.20%	to	1.20%	7.95%	to	9.05%
2019	13		$14.24	to	$15.19	$184	0.00%	0.20%	to	1.20%	38.17%	to	39.56%
2018	18		$10.31	to	$10.89	$183	5.85%	0.20%	to	1.20%	(13.58)%	to	(12.71)%
2017	7		$11.93	to	$12.40	$80	4.28%	0.45%	to	1.20%	23.47%	to	24.40%
2016	0	*	$9.66	to	$9.66	$3	0.71%	1.20%	to	1.20%	6.69%	to	6.69%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
2020	41		$11.57	to	$11.91	$475	2.25%	0.45%	to	1.20%	8.29%	to	9.11%
2019	13		$10.68	to	$10.92	$139	2.31%	0.45%	to	1.20%	7.60%	to	8.41%
2018	23		$9.93	to	$10.08	$225	3.37%	0.45%	to	1.20%	(3.98)%	to	(3.25)%
2017	5		$10.34	to	$10.42	$56	2.42%	0.45%	to	1.20%	2.44%	to	3.21%
2016	2		$10.10	to	$10.10	$19	0.44%	1.20%	to	1.20%	3.15%	to	3.15%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	34		$14.10	to	$12.55	$483	1.80%	0.20%	to	1.20%	(0.08)%	to	0.91%
2019	37		$14.11	to	$12.44	$520	1.91%	0.20%	to	1.20%	27.45%	to	28.74%
2018	33		$11.07	to	$19.42	$376	1.27%	0.25%	to	1.20%	(14.00)%	to	(13.18)%
2017	14		$12.88	to	$22.37	$192	1.43%	0.25%	to	1.20%	10.15%	to	11.19%
2016	2		$11.69	to	$20.12	$41	0.84%	0.25%	to	1.20%	21.25%	to	22.41%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	26	$13.56	to	$12.51	$354	2.22%	0.20%	to	1.20%	(0.35)%	to	0.61%
2019	41	$13.61	to	$12.43	$563	1.99%	0.20%	to	1.20%	25.41%	to	26.66%
2018	37	$10.86	to	$9.81	$399	1.62%	0.20%	to	1.20%	(10.36)%	to	(9.45)%
2017	22	$12.11	to	$12.26	$264	1.57%	0.25%	to	1.20%	7.28%	to	8.30%
2016	9	$11.29	to	$11.28	$100	0.89%	0.45%	to	1.20%	18.85%	to	19.74%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
(Effective date 04/30/2018)
2020	18	$11.94	to	$11.94	$219	1.95%	1.20%	to	1.20%	7.22%	to	7.22%
2019	9	$11.14	to	$11.14	$103	1.80%	1.20%	to	1.20%	19.59%	to	19.59%
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2020	62	$14.03	to	$14.56	$867	1.28%	0.20%	to	1.20%	7.29%	to	8.35%
2019	54	$13.08	to	$13.44	$704	1.81%	0.20%	to	1.20%	29.17%	to	30.48%
2018	54	$10.13	to	$10.30	$545	2.59%	0.20%	to	1.20%	(10.97)%	to	(10.06)%
2017	1	$11.38	to	$11.38	$16	2.92%	1.20%	to	1.20%	13.78%	to	13.78%
AMERICAN FUNDS IS GROWTH FUND
(Effective date 04/30/2018)
2020	79	$18.19	to	$18.19	$1,435	0.23%	1.20%	to	1.20%	49.96%	to	49.96%
2019	67	$12.13	to	$12.13	$814	0.59%	1.20%	to	1.20%	28.88%	to	28.88%
2018	24	$9.41	to	$9.41	$224	0.10%	1.20%	to	1.20%	(5.85)%	to	(5.85)%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	48	$13.13	to	$13.13	$629	1.35%	1.20%	to	1.20%	11.92%	to	11.92%
2019	43	$11.73	to	$11.73	$499	1.52%	1.20%	to	1.20%	24.36%	to	24.36%
2018	40	$9.43	to	$9.43	$374	2.10%	1.20%	to	1.20%	(5.66)%	to	(5.66)%
AMERICAN FUNDS IS INTERNATIONAL FUND
2020	55	$13.70	to	$15.80	$768	0.50%	0.20%	to	1.20%	12.26%	to	13.40%
2019	50	$12.20	to	$13.93	$626	1.26%	0.20%	to	1.20%	21.20%	to	22.43%
2018	53	$10.06	to	$11.38	$538	1.69%	0.20%	to	1.20%	(14.45)%	to	(13.58)%
2017	39	$11.76	to	$13.16	$462	1.74%	0.20%	to	1.20%	30.33%	to	31.63%
2016	1	$9.02	to	$8.96	$12	0.65%	0.45%	to	1.20%	1.99%	to	2.76%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2020	32	$17.09	to	$17.44	$549	0.05%	0.20%	to	1.20%	21.79%	to	23.05%
2019	25	$14.03	to	$14.17	$357	0.78%	0.20%	to	1.20%	27.28%	to	28.56%
2018	22	$11.02	to	$11.02	$238	0.93%	0.20%	to	1.20%	(15.28)%	to	(14.43)%
2017	5	$13.01	to	$13.01	$59	1.27%	1.20%	to	1.20%	27.53%	to	27.53%
2016	1	$10.20	to	$10.20	$12	0.68%	1.20%	to	1.20%	1.99%	to	1.99%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	84	$13.84	to	$15.25	$1,172	1.37%	0.25%	to	1.20%	19.30%	to	20.39%
2019	102	$11.60	to	$12.67	$1,209	1.35%	0.25%	to	1.20%	16.34%	to	17.46%
2018	90	$9.97	to	$10.78	$910	1.02%	0.25%	to	1.20%	(8.68)%	to	(7.81)%
2017	65	$10.92	to	$11.70	$712	1.42%	0.25%	to	1.20%	12.36%	to	13.43%
2016	53	$9.72	to	$10.31	$517	1.14%	0.25%	to	1.20%	2.56%	to	3.54%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
BLACKROCK HIGH YIELD VI FUND
2020	79		$12.65	to	$12.69	$1,009	5.48%	0.20%	to	1.20%	5.76%	to	6.79%
2019	101		$11.96	to	$11.88	$1,208	5.15%	0.20%	to	1.20%	13.49%	to	14.64%
2018	75		$10.54	to	$10.36	$795	5.28%	0.20%	to	1.20%	(4.06)%	to	(3.13)%
2017	28		$10.98	to	$10.70	$311	4.93%	0.20%	to	1.20%	5.83%	to	6.95%
2016	18		$10.38	to	$10.65	$186	4.86%	0.25%	to	1.20%	11.47%	to	12.53%
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
2020	4		$34.06	to	$49.46	$157	0.07%	0.25%	to	1.20%	67.56%	to	69.14%
2019	5		$17.35	to	$29.24	$97	0.00%	0.25%	to	1.20%	24.01%	to	25.20%
2018	5		$13.99	to	$23.35	$78	0.00%	0.25%	to	1.20%	(2.45)%	to	(1.52)%
2017	5		$14.34	to	$23.71	$80	0.00%	0.25%	to	1.20%	40.66%	to	42.01%
2016	5		$10.20	to	$16.70	$57	0.00%	0.25%	to	1.20%	3.15%	to	4.13%
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2020	0	*	$89.37	to	$89.37	$10	1.16%	1.40%	to	1.40%	22.40%	to	22.40%
2019	0	*	$73.01	to	$73.01	$8	1.44%	1.40%	to	1.40%	32.47%	to	32.47%
2018	0	*	$55.11	to	$55.11	$6	1.74%	1.40%	to	1.40%	(5.71)%	to	(5.71)%
2017	0	*	$58.48	to	$58.48	$6	1.12%	1.40%	to	1.40%	13.73%	to	13.73%
2016	0	*	$51.39	to	$51.39	$6	1.27%	1.40%	to	1.40%	8.84%	to	8.84%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	1		$93.41	to	$93.41	$77	0.84%	1.40%	to	1.40%	22.91%	to	22.91%
2019	1		$76.00	to	$76.00	$65	1.08%	1.40%	to	1.40%	27.33%	to	27.33%
2018	1		$59.69	to	$59.69	$51	0.81%	1.40%	to	1.40%	(6.02)%	to	(6.02)%
2017	1		$63.50	to	$63.50	$55	0.75%	1.40%	to	1.40%	18.05%	to	18.05%
2016	1		$53.80	to	$53.80	$47	1.22%	1.40%	to	1.40%	8.51%	to	8.51%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2020	34		$18.82	to	$19.53	$646	0.02%	0.20%	to	1.20%	28.84%	to	30.19%
2019	32		$14.61	to	$15.00	$463	0.16%	0.20%	to	1.20%	30.27%	to	31.58%
2018	28		$11.21	to	$11.35	$316	0.22%	0.45%	to	1.20%	(1.42)%	to	(0.68)%
2017	2		$11.38	to	$11.38	$27	0.14%	1.20%	to	1.20%	13.75%	to	13.75%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/28/2017)
2020	7		$13.74	to	$13.74	$103	0.04%	1.20%	to	1.20%	13.72%	to	13.72%
2019	10		$12.08	to	$12.08	$125	0.36%	1.20%	to	1.20%	31.07%	to	31.07%
2018	11		$9.22	to	$9.22	$100	0.40%	1.20%	to	1.20%	(13.84)%	to	(13.84)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	37		$21.40	to	$22.94	$798	0.00%	0.20%	to	1.20%	41.19%	to	42.60%
2019	33		$15.16	to	$16.09	$501	0.00%	0.20%	to	1.20%	25.05%	to	26.30%
2018	39		$12.12	to	$12.74	$472	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
2017	7		$11.89	to	$12.37	$82	0.00%	0.20%	to	1.20%	22.44%	to	23.66%
2016	2		$9.71	to	$9.71	$23	0.00%	1.20%	to	1.20%	4.27%	to	4.27%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2020	15		$51.08	to	$51.84	$763	0.00%	1.25%	to	1.40%	44.17%	to	44.39%
2019	15		$35.43	to	$35.90	$532	0.00%	1.25%	to	1.40%	53.16%	to	53.38%
2018	15		$23.14	to	$23.41	$349	0.00%	1.25%	to	1.40%	(9.43)%	to	(9.30)%
2017	15		$25.55	to	$25.81	$387	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	15		$19.16	to	$19.33	$295	0.00%	1.25%	to	1.40%	17.73%	to	17.91%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
(Effective date 04/30/2018)
2020	3	$11.36	to	$11.36	$34	3.67%	1.20%	to	1.20%	5.31%	to	5.31%
2019	3	$10.79	to	$10.79	$32	3.62%	1.20%	to	1.20%	8.91%	to	8.91%
2018	3	$9.90	to	$9.90	$30	3.23%	1.20%	to	1.20%	(0.96)%	to	(0.96)%
DELAWARE VIP EMERGING MARKETS SERIES
2020	20	$16.64	to	$17.80	$334	0.53%	0.20%	to	1.20%	23.24%	to	24.38%
2019	33	$13.50	to	$14.31	$452	0.44%	0.20%	to	1.20%	20.79%	to	22.01%
2018	28	$11.18	to	$11.89	$316	2.84%	0.25%	to	1.20%	(17.03)%	to	(16.23)%
2017	8	$13.48	to	$14.19	$109	0.23%	0.25%	to	1.20%	38.56%	to	39.88%
2016	16	$9.73	to	$10.05	$165	0.83%	0.45%	to	1.20%	12.32%	to	13.17%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	4	$10.17	to	$10.17	$39	0.00%	0.20%	to	1.20%	1.70%	to	1.74%
DELAWARE VIP REIT SERIES
2020	7	$13.05	to	$10.50	$75	1.77%	0.20%	to	1.20%	(11.69)%	to	(10.82)%
2019	10	$14.78	to	$11.77	$120	2.41%	0.20%	to	1.20%	24.98%	to	26.25%
2018	17	$11.83	to	$9.32	$167	1.70%	0.20%	to	1.20%	(8.62)%	to	(7.75)%
2017	11	$12.94	to	$10.11	$123	1.23%	0.20%	to	1.20%	0.06%	to	1.06%
2016	11	$10.84	to	$15.81	$122	0.66%	0.45%	to	1.20%	4.35%	to	5.14%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	15	$13.15	to	$13.15	$198	1.13%	1.20%	to	1.20%	(3.32)%	to	(3.32)%
2019	26	$13.60	to	$13.60	$351	0.77%	1.20%	to	1.20%	26.20%	to	26.20%
2018	26	$10.78	to	$9.25	$291	0.51%	0.20%	to	1.20%	(17.94)%	to	(17.11)%
2017	15	$13.14	to	$11.15	$203	0.57%	0.20%	to	1.20%	10.43%	to	11.53%
2016	1	$11.90	to	$11.90	$9	0.00%	1.20%	to	1.20%	29.52%	to	29.52%
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
(Effective date 01/08/2020)
2020	1	$13.94	to	$13.94	$20	1.99%	0.20%	to	0.20%	39.39%	to	39.39%
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO
(Effective date 02/24/2020)
2020	13	$12.99	to	$12.99	$170	1.24%	0.20%	to	0.20%	29.91%	to	29.91%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
(Effective date 09/29/2017)
2020	2	$11.18	to	$11.18	$18	2.52%	0.55%	to	0.55%	8.79%	to	8.79%
2019	2	$10.28	to	$10.28	$16	2.09%	0.55%	to	0.55%	23.21%	to	23.21%
2018	3	$8.34	to	$8.34	$22	1.80%	0.55%	to	0.55%	(20.21)%	to	(20.21)%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
(Effective date 09/29/2017)
2020	2	$9.76	to	$9.76	$21	2.92%	0.55%	to	0.55%	(2.27)%	to	(2.27)%
2019	2	$9.99	to	$9.99	$20	2.84%	0.55%	to	0.55%	15.23%	to	15.23%
2018	3	$8.67	to	$8.67	$22	2.85%	0.55%	to	0.55%	(17.55)%	to	(17.55)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
(Effective date 09/29/2017)
2020	10		$11.54	to	$11.54	$119	3.86%	0.55%	to	0.55%	(1.88)%	to	(1.88)%
2019	8		$11.76	to	$11.76	$91	1.86%	0.55%	to	0.55%	25.10%	to	25.10%
2018	11		$9.40	to	$9.40	$100	2.19%	0.55%	to	0.55%	(12.60)%	to	(12.60)%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 12/29/2017)
2020	1		$10.23	to	$10.23	$6	0.49%	1.55%	to	1.55%	2.41%	to	2.41%
2019	8		$9.99	to	$9.99	$80	2.43%	1.55%	to	1.55%	20.67%	to	20.67%
2018	1		$8.28	to	$8.28	$5	0.98%	1.55%	to	1.55%	(17.17)%	to	(17.17)%
DWS CAPITAL GROWTH VIP
2020	6		$22.41	to	$42.54	$156	0.29%	0.25%	to	1.20%	37.04%	to	38.35%
2019	6		$16.35	to	$30.75	$114	0.16%	0.25%	to	1.20%	35.16%	to	36.45%
2018	6		$12.10	to	$22.54	$84	0.47%	0.25%	to	1.20%	(3.05)%	to	(2.12)%
2017	7		$12.48	to	$23.02	$94	0.62%	0.25%	to	1.20%	24.47%	to	25.66%
2016	7		$10.02	to	$18.32	$95	0.43%	0.25%	to	1.20%	2.76%	to	3.74%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2020	19		$11.23	to	$11.23	$210	3.66%	1.20%	to	1.20%	0.80%	to	0.80%
2019	43		$11.14	to	$11.14	$481	4.29%	1.20%	to	1.20%	5.80%	to	5.80%
2018	43		$10.53	to	$10.29	$450	3.81%	0.20%	to	1.20%	(1.27)%	to	(0.27)%
2017	24		$10.66	to	$10.32	$252	3.23%	0.20%	to	1.20%	2.19%	to	3.22%
2016	12		$10.43	to	$10.43	$121	1.60%	1.20%	to	1.20%	4.34%	to	4.34%
FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2020	18		$11.44	to	$11.78	$210	6.42%	0.40%	to	1.20%	4.21%	to	5.02%
2019	38		$10.98	to	$11.22	$417	5.21%	0.40%	to	1.20%	12.76%	to	13.67%
2018	32		$9.74	to	$9.87	$315	4.75%	0.40%	to	1.20%	(4.59)%	to	(3.82)%
2017	8		$10.21	to	$10.21	$87	0.40%	1.20%	to	1.20%	2.06%	to	2.06%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2020	3		$64.47	to	$67.58	$203	1.65%	1.25%	to	1.40%	13.27%	to	13.45%
2019	3		$56.92	to	$59.57	$182	1.81%	1.25%	to	1.40%	16.60%	to	16.78%
2018	3		$48.81	to	$51.01	$157	1.71%	1.25%	to	1.40%	(6.67)%	to	(6.53)%
2017	3		$52.30	to	$54.58	$170	1.89%	1.25%	to	1.40%	12.52%	to	12.69%
2016	3		$46.48	to	$48.43	$153	1.50%	1.25%	to	1.40%	1.64%	to	1.79%
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2020	205		$15.10	to	$15.66	$3,177	1.40%	0.20%	to	1.20%	20.67%	to	21.87%
2019	188		$12.51	to	$12.85	$2,396	1.60%	0.20%	to	1.20%	22.64%	to	23.87%
2018	135		$10.20	to	$10.37	$1,389	1.20%	0.20%	to	1.20%	(5.59)%	to	(4.64)%
2017	16		$10.80	to	$10.80	$174	0.67%	1.20%	to	1.20%	8.05%	to	8.05%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	0	*	$129.82	to	$129.82	$10	0.27%	1.40%	to	1.40%	28.79%	to	28.79%
2019	0	*	$100.80	to	$100.80	$8	0.46%	1.40%	to	1.40%	29.75%	to	29.75%
2018	0	*	$77.69	to	$77.69	$6	0.71%	1.40%	to	1.40%	(7.66)%	to	(7.66)%
2017	0	*	$84.13	to	$84.13	$7	1.01%	1.40%	to	1.40%	20.19%	to	20.19%
2016	0	*	$70.00	to	$70.00	$6	0.83%	1.40%	to	1.40%	6.51%	to	6.51%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2020	2		$14.42	to	$14.42	$30	0.35%	1.40%	to	1.40%	(1.09)%	to	(1.09)%
2019	2		$14.58	to	$14.58	$31	1.99%	1.40%	to	1.40%	0.60%	to	0.60%
2018	2		$14.49	to	$14.49	$31	1.64%	1.40%	to	1.40%	0.24%	to	0.24%
2017	2		$14.46	to	$14.46	$31	0.67%	1.40%	to	1.40%	(0.73)%	to	(0.73)%
2016	2		$14.56	to	$14.56	$32	0.20%	1.40%	to	1.40%	(1.19)%	to	(1.19)%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2020	0	*	$117.47	to	$117.47	$33	0.02%	1.40%	to	1.40%	66.31%	to	66.31%
2019	0	*	$70.63	to	$70.63	$22	0.15%	1.40%	to	1.40%	38.89%	to	38.89%
2018	0	*	$50.85	to	$50.85	$17	0.12%	1.40%	to	1.40%	10.89%	to	10.89%
2017	0	*	$45.86	to	$45.86	$17	0.31%	1.40%	to	1.40%	32.65%	to	32.65%
2016	0	*	$34.57	to	$34.57	$13	0.33%	1.40%	to	1.40%	(1.06)%	to	(1.06)%
FIDELITY VIP GROWTH PORTFOLIO
2020	0	*	$251.83	to	$251.83	$26	0.08%	1.40%	to	1.40%	41.89%	to	41.89%
2019	0	*	$177.48	to	$177.48	$18	0.26%	1.40%	to	1.40%	32.45%	to	32.45%
2018	0	*	$134.00	to	$134.00	$14	0.24%	1.40%	to	1.40%	(1.58)%	to	(1.58)%
2017	0	*	$136.15	to	$136.15	$15	0.22%	1.40%	to	1.40%	33.26%	to	33.26%
2016	0	*	$102.16	to	$102.16	$12	0.04%	1.40%	to	1.40%	(0.60)%	to	(0.60)%
FIDELITY VIP HIGH INCOME PORTFOLIO
2020	1		$65.53	to	$65.53	$64	5.47%	1.40%	to	1.40%	1.32%	to	1.32%
2019	1		$64.67	to	$64.67	$63	5.19%	1.40%	to	1.40%	13.51%	to	13.51%
2018	1		$56.98	to	$56.98	$56	5.59%	1.40%	to	1.40%	(4.64)%	to	(4.64)%
2017	1		$59.74	to	$59.74	$59	5.35%	1.40%	to	1.40%	5.45%	to	5.45%
2016	1		$56.66	to	$56.66	$56	5.45%	1.40%	to	1.40%	13.02%	to	13.02%
FIDELITY VIP INDEX 500 PORTFOLIO
2020	0	*	$514.97	to	$514.97	$152	1.92%	1.40%	to	1.40%	16.59%	to	16.59%
2019	0	*	$441.68	to	$441.68	$133	1.99%	1.40%	to	1.40%	29.51%	to	29.51%
2018	0	*	$341.03	to	$341.03	$103	1.88%	1.40%	to	1.40%	(5.83)%	to	(5.83)%
2017	0	*	$362.14	to	$362.14	$118	1.82%	1.40%	to	1.40%	20.02%	to	20.02%
2016	0	*	$301.74	to	$301.74	$99	1.50%	1.40%	to	1.40%	10.31%	to	10.31%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2020	16		$15.90	to	$16.50	$262	0.14%	0.20%	to	1.20%	20.47%	to	21.65%
2019	20		$13.20	to	$13.56	$258	0.31%	0.20%	to	1.20%	31.35%	to	32.66%
2018	19		$10.05	to	$10.22	$194	1.46%	0.20%	to	1.20%	(14.03)%	to	(13.15)%
2017	3		$11.69	to	$11.77	$32	0.44%	0.20%	to	1.20%	16.90%	to	17.68%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2020	0	*	$37.73	to	$37.73	$14	2.38%	1.40%	to	1.40%	7.87%	to	7.87%
2019	0	*	$34.98	to	$34.98	$13	2.74%	1.40%	to	1.40%	8.14%	to	8.14%
2018	0	*	$32.34	to	$32.34	$12	2.49%	1.40%	to	1.40%	(1.92)%	to	(1.92)%
2017	0	*	$32.96	to	$32.96	$12	2.41%	1.40%	to	1.40%	2.77%	to	2.77%
2016	0	*	$32.09	to	$32.09	$12	2.37%	1.40%	to	1.40%	3.29%	to	3.29%
FIDELITY VIP OVERSEAS PORTFOLIO
2020	2		$50.35	to	$50.35	$88	0.49%	1.40%	to	1.40%	14.01%	to	14.01%
2019	2		$44.16	to	$44.16	$78	1.77%	1.40%	to	1.40%	25.99%	to	25.99%
2018	2		$35.05	to	$35.05	$62	1.58%	1.40%	to	1.40%	(16.00)%	to	(16.00)%
2017	2		$41.73	to	$41.73	$73	1.45%	1.40%	to	1.40%	28.48%	to	28.48%
2016	2		$32.48	to	$32.48	$57	1.47%	1.40%	to	1.40%	(6.38)%	to	(6.38)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2020	6		$12.93	to	$12.93	$77	1.56%	1.20%	to	1.20%	6.50%	to	6.50%
2019	7		$12.14	to	$12.14	$86	1.57%	1.20%	to	1.20%	19.33%	to	19.33%
2018	7		$10.17	to	$10.17	$73	2.37%	1.20%	to	1.20%	(6.06)%	to	(6.06)%
2017	1		$10.82	to	$10.82	$8	1.26%	1.20%	to	1.20%	8.27%	to	8.27%
FRANKLIN INCOME VIP FUND
2020	61		$12.16	to	$12.16	$744	6.03%	1.20%	to	1.20%	(0.64)%	to	(0.64)%
2019	77		$12.24	to	$12.24	$937	5.14%	1.20%	to	1.20%	14.65%	to	14.65%
2018	77		$10.67	to	$10.67	$823	4.87%	1.20%	to	1.20%	(5.56)%	to	(5.56)%
2017	57		$11.30	to	$11.30	$641	3.54%	1.20%	to	1.20%	8.25%	to	8.25%
2016	28		$10.44	to	$10.21	$284	4.70%	0.45%	to	1.20%	12.51%	to	13.35%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
2020	7		$9.99	to	$11.22	$75	1.44%	0.20%	to	1.20%	5.36%	to	6.32%
2019	10		$9.48	to	$10.55	$96	2.56%	0.20%	to	1.20%	7.31%	to	8.39%
2018	10		$8.84	to	$9.73	$87	2.73%	0.20%	to	1.20%	(8.21)%	to	(7.28)%
2017	5		$9.63	to	$9.88	$44	2.05%	0.25%	to	1.20%	3.90%	to	4.88%
2016	4		$9.27	to	$9.42	$41	0.79%	0.25%	to	1.20%	(0.92)%	to	0.02%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
(Effective date 04/22/2016)
2020	3		$17.46	to	$17.46	$58	0.50%	1.20%	to	1.20%	15.95%	to	15.95%
2019	8		$15.06	to	$15.06	$121	0.96%	1.20%	to	1.20%	23.43%	to	23.43%
2018	10		$12.20	to	$12.20	$121	2.94%	1.20%	to	1.20%	(7.48)%	to	(7.48)%
2017	0	*	$13.18	to	$13.18	$5	1.09%	1.20%	to	1.20%	22.32%	to	22.32%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	6		$13.66	to	$13.66	$78	1.07%	1.20%	to	1.20%	10.67%	to	10.67%
2019	19		$12.34	to	$12.34	$230	1.97%	1.20%	to	1.20%	24.59%	to	24.59%
2018	18		$9.90	to	$9.90	$183	2.68%	1.20%	to	1.20%	(11.48)%	to	(11.48)%
2017	7		$11.19	to	$11.19	$76	2.64%	1.20%	to	1.20%	11.89%	to	11.89%
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	9		$15.10	to	$24.13	$123	2.83%	0.45%	to	1.20%	7.78%	to	8.59%
2019	10		$11.81	to	$22.22	$128	1.27%	0.45%	to	1.20%	22.84%	to	23.77%
2018	5		$11.40	to	$9.62	$49	0.69%	1.20%	to	1.20%	(15.43)%	to	(15.43)%
2017	4		$13.49	to	$11.37	$42	2.39%	1.20%	to	1.20%	13.64%	to	13.64%
2016	4		$11.87	to	$10.01	$37	0.97%	1.20%	to	1.20%	11.70%	to	11.70%
GREAT-WEST BOND INDEX FUND
2020	51		$11.39	to	$11.79	$612	1.96%	0.20%	to	1.20%	5.77%	to	6.94%
2019	35		$10.77	to	$11.03	$393	1.11%	0.20%	to	1.20%	6.80%	to	7.88%
2018	28		$10.08	to	$10.22	$300	1.38%	0.20%	to	1.20%	(1.60)%	to	(0.61)%
2017	17		$10.25	to	$11.15	$184	0.86%	0.25%	to	1.20%	1.83%	to	2.79%
2016	17		$10.07	to	$10.84	$182	0.95%	0.25%	to	1.20%	0.73%	to	1.69%
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	93		$11.56	to	$11.99	$1,075	1.11%	0.20%	to	1.20%	6.63%	to	7.72%
2019	71		$10.84	to	$10.84	$771	1.45%	1.20%	to	1.20%	9.89%	to	9.89%
2018	79		$9.86	to	$9.86	$783	2.37%	1.20%	to	1.20%	(4.47)%	to	(4.47)%
2017	57		$10.33	to	$10.33	$588	0.98%	1.20%	to	1.20%	3.25%	to	3.25%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	51		$11.66	to	$12.07	$606	2.13%	0.25%	to	1.20%	6.97%	to	7.90%
2019	54		$10.90	to	$11.19	$603	1.70%	0.25%	to	1.20%	10.21%	to	11.26%
2018	152		$9.89	to	$10.05	$1,513	3.04%	0.25%	to	1.20%	(4.31)%	to	(3.39)%
2017	73		$10.34	to	$10.41	$758	1.16%	0.25%	to	1.20%	3.41%	to	4.07%
GREAT-WEST CORE BOND FUND
2020	27		$11.74	to	$12.01	$332	3.25%	0.20%	to	1.20%	6.73%	to	7.80%
2019	19		$11.08	to	$11.14	$216	1.99%	0.20%	to	0.40%	8.76%	to	8.97%
2018	12		$11.37	to	$10.22	$128	2.49%	0.20%	to	0.25%	(1.46)%	to	(1.40)%
2017	9		$10.45	to	$10.37	$101	1.93%	0.20%	to	1.20%	2.66%	to	3.68%
2016	8		$10.18	to	$11.13	$90	2.33%	0.25%	to	1.20%	3.46%	to	4.44%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2020	5		$11.62	to	$11.93	$55	4.90%	0.20%	to	1.20%	18.17%	to	19.33%
2019	0	*	$9.83	to	$9.83	$5	1.24%	1.20%	to	1.20%	20.22%	to	20.22%
2018	0	*	$8.18	to	$8.18	$3	0.80%	1.20%	to	1.20%	(18.21)%	to	(18.21)%
GREAT-WEST GLOBAL BOND FUND
2020	37		$10.21	to	$11.06	$388	1.17%	0.20%	to	1.20%	4.12%	to	5.11%
2019	33		$9.81	to	$10.52	$328	3.58%	0.20%	to	1.20%	2.83%	to	3.86%
2018	43		$9.54	to	$9.54	$412	2.92%	1.20%	to	1.20%	(1.47)%	to	(1.47)%
2017	7		$9.69	to	$9.69	$71	1.63%	1.20%	to	1.20%	0.74%	to	0.74%
2016	5		$9.62	to	$9.62	$48	0.00%	1.20%	to	1.20%	1.75%	to	1.75%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	374		$9.73	to	$10.31	$3,744	0.31%	0.20%	to	1.20%	(0.91)%	to	0.05%
2019	457		$9.62	to	$10.30	$4,628	1.69%	0.20%	to	1.20%	0.53%	to	1.56%
2018	234		$9.57	to	$10.14	$2,339	1.42%	0.20%	to	1.20%	0.18%	to	1.18%
2017	361		$9.55	to	$10.02	$3,570	0.33%	0.20%	to	1.20%	(0.78)%	to	0.21%
2016	478		$9.83	to	$9.88	$4,693	0.00%	0.25%	to	1.20%	(1.20)%	to	(0.25)%
GREAT-WEST HIGH YIELD BOND FUND
2020	47		$13.58	to	$17.31	$622	3.79%	0.25%	to	1.20%	13.96%	to	10.54%
2019	70		$11.92	to	$15.66	$845	5.50%	0.25%	to	1.20%	13.04%	to	14.11%
2018	58		$10.55	to	$13.73	$626	7.87%	0.25%	to	1.20%	(5.08)%	to	(4.16)%
2017	39		$11.11	to	$14.32	$448	6.23%	0.25%	to	1.20%	5.36%	to	6.36%
2016	24		$10.55	to	$13.47	$282	6.35%	0.25%	to	1.20%	14.17%	to	15.25%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2020	3		$11.03	to	$11.33	$30	1.12%	0.20%	to	1.20%	6.29%	to	7.35%
2019	1		$10.38	to	$10.38	$12	1.49%	1.20%	to	1.20%	5.08%	to	5.08%
2018	1		$9.88	to	$9.88	$13	3.41%	1.20%	to	1.20%	(1.22)%	to	(1.22)%
GREAT-WEST INTERNATIONAL GROWTH FUND
2020	11		$15.33	to	$17.97	$182	0.00%	0.20%	to	1.20%	26.80%	to	28.10%
2019	8		$12.09	to	$12.09	$102	0.10%	1.20%	to	1.20%	32.46%	to	32.46%
2018	13		$9.12	to	$9.12	$121	0.00%	1.20%	to	1.20%	(17.87)%	to	(17.87)%
2017	2		$11.11	to	$11.11	$19	1.09%	1.20%	to	1.20%	25.11%	to	25.11%
(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST INTERNATIONAL INDEX FUND
2020	60	$11.97	to	$13.89	$824	1.81%	0.20%	to	1.20%	6.28%	to	7.31%
2019	70	$11.26	to	$12.94	$886	2.48%	0.20%	to	1.20%	19.80%	to	21.00%
2018	61	$9.40	to	$10.69	$668	1.90%	0.20%	to	1.20%	(14.87)%	to	(14.01)%
2017	45	$11.05	to	$15.51	$584	1.76%	0.25%	to	1.20%	23.14%	to	24.31%
2016	35	$8.97	to	$12.47	$388	2.10%	0.25%	to	1.20%	(0.55)%	to	0.40%
GREAT-WEST INTERNATIONAL VALUE FUND
2020	23	$13.52	to	$14.19	$335	0.84%	0.20%	to	1.20%	8.40%	to	9.55%
2019	40	$12.47	to	$12.95	$519	1.31%	0.20%	to	1.20%	20.61%	to	21.83%
2018	35	$10.34	to	$14.98	$373	1.50%	0.25%	to	1.20%	(16.59)%	to	(15.79)%
2017	24	$12.39	to	$17.78	$308	1.12%	0.25%	to	1.20%	24.97%	to	26.16%
2016	17	$9.92	to	$14.10	$181	1.18%	0.25%	to	1.20%	2.65%	to	3.62%
GREAT-WEST LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2020	29	$24.55	to	$24.87	$720	2.95%	0.20%	to	1.20%	39.80%	to	41.15%
2019	19	$17.56	to	$17.62	$340	0.19%	0.20%	to	1.20%	34.59%	to	35.93%
2018	20	$13.05	to	$12.96	$267	0.29%	0.20%	to	1.20%	(1.15)%	to	(0.15)%
2017	9	$13.20	to	$12.98	$116	1.58%	0.20%	to	1.20%	28.51%	to	29.79%
2016	2	$10.27	to	$10.27	$24	0.00%	1.20%	to	1.20%	2.73%	to	2.73%
GREAT-WEST LARGE CAP VALUE FUND
(Effective date 10/25/2019)
2020	59	$10.92	to	$11.02	$647	0.07%	0.45%	to	1.20%	2.46%	to	3.24%
2019	66	$10.66	to	$10.68	$709	0.00%	0.25%	to	1.20%	6.59%	to	6.77%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2020	23	$13.73	to	$13.73	$311	2.17%	1.20%	to	1.20%	10.03%	to	10.03%
2019	23	$12.48	to	$12.48	$283	1.90%	1.20%	to	1.20%	15.06%	to	15.06%
2018	23	$10.85	to	$10.85	$246	3.14%	1.20%	to	1.20%	(6.08)%	to	(6.08)%
2017	16	$11.55	to	$11.55	$185	2.24%	1.20%	to	1.20%	11.10%	to	11.10%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2020	45	$14.13	to	$14.13	$631	2.07%	1.20%	to	1.20%	10.92%	to	10.92%
2019	44	$12.74	to	$12.74	$562	1.53%	1.20%	to	1.20%	16.60%	to	16.60%
2018	44	$10.93	to	$10.93	$482	2.42%	1.20%	to	1.20%	(6.86)%	to	(6.86)%
2017	28	$11.73	to	$11.73	$333	3.47%	1.20%	to	1.20%	12.78%	to	12.78%
2016	7	$10.40	to	$10.40	$73	1.15%	1.20%	to	1.20%	4.04%	to	4.04%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2020	30	$14.69	to	$14.69	$447	2.23%	1.20%	to	1.20%	11.29%	to	11.29%
2019	30	$13.20	to	$13.20	$401	1.95%	1.20%	to	1.20%	18.57%	to	18.57%
2018	30	$11.13	to	$11.13	$339	3.43%	1.20%	to	1.20%	(7.85)%	to	(7.85)%
2017	17	$12.08	to	$12.08	$207	8.87%	1.20%	to	1.20%	14.79%	to	14.79%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2020	45	$15.10	to	$15.79	$690	2.54%	0.25%	to	1.20%	11.92%	to	13.00%
2019	26	$13.49	to	$13.97	$353	1.49%	0.25%	to	1.20%	20.71%	to	21.87%
2018	26	$11.17	to	$11.46	$290	1.64%	0.25%	to	1.20%	(8.97)%	to	(8.10)%
2017	16	$12.47	to	$12.47	$194	1.80%	0.25%	to	0.25%	18.07%	to	18.07%
2016	16	$10.56	to	$10.56	$164	1.18%	0.25%	to	0.25%	5.63%	to	5.63%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2020	1	$15.53	to	$15.53	$10	1.27%	1.20%	to	1.20%	12.23%	to	12.23%
2019	2	$13.84	to	$13.84	$21	1.99%	1.20%	to	1.20%	22.35%	to	22.35%
2018	1	$11.31	to	$11.31	$10	2.77%	1.20%	to	1.20%	(9.85)%	to	(9.85)%
2017	1	$12.55	to	$12.55	$11	2.73%	1.20%	to	1.20%	18.11%	to	18.11%
GREAT-WEST MID CAP VALUE FUND
2020	17	$13.08	to	$13.08	$228	0.73%	1.20%	to	1.20%	(1.50)%	to	(1.50)%
2019	23	$13.28	to	$13.28	$300	0.20%	1.20%	to	1.20%	19.05%	to	19.05%
2018	28	$11.16	to	$11.16	$316	5.17%	1.20%	to	1.20%	(13.36)%	to	(13.36)%
2017	10	$12.88	to	$12.88	$133	11.59%	1.20%	to	1.20%	15.59%	to	15.59%
2016	1	$11.14	to	$11.14	$13	3.64%	1.20%	to	1.20%	18.86%	to	18.86%
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	1,075	$12.55	to	$13.02	$13,521	1.00%	0.20%	to	1.20%	9.68%	to	10.79%
2019	1,099	$11.44	to	$11.75	$12,578	0.95%	0.20%	to	1.20%	15.83%	to	16.99%
2018	1,019	$9.87	to	$10.04	$10,064	1.91%	0.20%	to	1.20%	(7.58)%	to	(6.64)%
2017	236	$10.68	to	$10.68	$2,516	2.32%	1.20%	to	1.20%	6.84%	to	6.84%
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	446	$12.65	to	$13.10	$5,653	1.61%	0.25%	to	1.20%	9.94%	to	10.97%
2019	480	$11.51	to	$11.81	$5,540	2.00%	0.25%	to	1.20%	16.12%	to	17.22%
2018	493	$9.91	to	$10.07	$4,893	3.15%	0.25%	to	1.20%	(7.41)%	to	(6.53)%
2017	392	$10.71	to	$10.78	$4,205	2.01%	0.25%	to	1.20%	7.09%	to	7.78%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	76	$13.02	to	$13.50	$1,009	1.82%	0.20%	to	1.20%	10.39%	to	11.50%
2019	128	$11.79	to	$12.11	$1,531	1.67%	0.20%	to	1.20%	18.90%	to	20.11%
2018	133	$9.91	to	$10.08	$1,336	2.82%	0.20%	to	1.20%	(8.73)%	to	(7.81)%
2017	109	$10.86	to	$10.93	$1,185	2.05%	0.25%	to	1.20%	8.61%	to	9.30%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	255	$12.00	to	$12.45	$3,121	0.74%	0.20%	to	1.20%	7.88%	to	8.98%
2019	166	$11.12	to	$11.42	$1,853	1.25%	0.20%	to	1.20%	12.79%	to	13.91%
2018	170	$9.86	to	$10.00	$1,680	2.64%	0.40%	to	1.20%	(6.02)%	to	(5.26)%
2017	63	$10.49	to	$10.49	$659	2.15%	1.20%	to	1.20%	4.94%	to	4.94%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	125	$12.13	to	$12.58	$1,544	1.67%	0.20%	to	1.20%	8.26%	to	9.35%
2019	55	$11.20	to	$11.20	$612	1.94%	1.20%	to	1.20%	13.09%	to	13.09%
2018	55	$9.90	to	$9.90	$545	2.95%	1.20%	to	1.20%	(5.86)%	to	(5.86)%
2017	31	$10.52	to	$10.52	$327	1.87%	1.20%	to	1.20%	5.21%	to	5.21%
GREAT-WEST MULTI-SECTOR BOND FUND
2020	67	$12.51	to	$16.05	$884	3.24%	0.25%	to	1.20%	8.37%	to	8.83%
2019	87	$11.54	to	$14.75	$1,056	1.68%	0.25%	to	1.20%	10.41%	to	11.45%
2018	81	$10.45	to	$13.23	$887	2.63%	0.25%	to	1.20%	(4.27)%	to	(3.34)%
2017	53	$10.92	to	$13.69	$620	1.86%	0.25%	to	1.20%	5.00%	to	6.01%
2016	28	$10.40	to	$12.92	$337	2.34%	0.25%	to	1.20%	10.07%	to	11.10%
GREAT-WEST REAL ESTATE INDEX FUND
2020	28	$11.01	to	$10.53	$310	1.63%	0.20%	to	1.20%	(12.64)%	to	(11.74)%
2019	41	$12.60	to	$11.93	$521	0.88%	0.20%	to	1.20%	20.93%	to	22.16%
2018	30	$10.42	to	$9.77	$314	2.04%	0.20%	to	1.20%	(5.99)%	to	(5.04)%
2017	24	$11.08	to	$12.99	$274	0.97%	0.25%	to	1.20%	1.87%	to	2.84%
2016	14	$10.88	to	$12.63	$156	1.81%	0.25%	to	1.20%	4.56%	to	5.56%
GREAT-WEST S&P 500® INDEX FUND
2020	626	$21.94	to	$17.62	$12,198	0.80%	0.20%	to	1.20%	16.37%	to	17.52%
2019	632	$18.85	to	$14.99	$10,470	0.71%	0.20%	to	1.20%	29.28%	to	30.58%
2018	608	$14.58	to	$11.48	$7,904	0.76%	0.20%	to	1.20%	(6.03)%	to	(5.08)%
2017	391	$15.52	to	$12.09	$5,716	0.94%	0.20%	to	1.20%	19.74%	to	20.93%
2016	163	$10.59	to	$18.14	$2,202	1.04%	0.25%	to	1.20%	9.94%	to	10.99%
GREAT-WEST S&P MID CAP 400® INDEX FUND
2020	153	$15.09	to	$14.40	$2,497	1.06%	0.20%	to	1.20%	11.78%	to	12.85%
2019	198	$13.50	to	$12.76	$2,741	0.30%	0.20%	to	1.20%	23.99%	to	25.24%
2018	176	$10.89	to	$10.19	$2,030	0.70%	0.20%	to	1.20%	(12.63)%	to	(11.74)%
2017	136	$12.47	to	$11.54	$1,841	0.65%	0.20%	to	1.20%	14.27%	to	15.41%
2016	53	$10.91	to	$18.50	$647	0.59%	0.25%	to	1.20%	18.54%	to	19.67%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2020	144	$15.20	to	$13.81	$2,462	1.57%	0.20%	to	1.20%	9.60%	to	10.73%
2019	162	$13.87	to	$12.47	$2,411	0.61%	0.20%	to	1.20%	20.83%	to	22.05%
2018	147	$11.48	to	$10.22	$1,891	1.27%	0.20%	to	1.20%	(10.08)%	to	(9.17)%
2017	107	$12.77	to	$11.25	$1,612	1.96%	0.20%	to	1.20%	11.41%	to	12.52%
2016	43	$11.46	to	$19.67	$619	1.05%	0.25%	to	1.20%	24.24%	to	25.42%
GREAT-WEST SECUREFOUNDATION®BALANCED FUND
2020	1,564	$15.17	to	$14.08	$22,303	2.14%	0.20%	to	1.20%	12.19%	to	13.35%
2019	1,730	$13.52	to	$12.42	$21,949	1.97%	0.20%	to	1.20%	16.07%	to	17.23%
2018	1,655	$11.65	to	$10.60	$18,073	2.37%	0.20%	to	1.20%	(6.67)%	to	(5.72)%
2017	1,095	$12.48	to	$11.24	$12,753	2.15%	0.20%	to	1.20%	11.30%	to	12.41%
2016	777	$10.26	to	$14.05	$8,114	2.57%	0.25%	to	1.20%	7.07%	to	8.09%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST SHORT DURATION BOND FUND
2020	120	$10.75	to	$11.23	$1,371	2.06%	0.20%	to	1.20%	3.40%	to	4.42%
2019	92	$10.40	to	$10.75	$1,027	2.08%	0.20%	to	1.20%	4.14%	to	5.20%
2018	99	$9.99	to	$10.22	$1,052	1.89%	0.20%	to	1.20%	(0.58)%	to	0.42%
2017	99	$10.05	to	$10.18	$1,049	1.03%	0.20%	to	1.20%	0.74%	to	1.76%
2016	9	$9.97	to	$10.79	$95	1.47%	0.25%	to	1.20%	0.49%	to	1.45%
GREAT-WEST SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2020	5	$21.60	to	$22.37	$111	7.03%	0.45%	to	1.20%	35.24%	to	36.32%
2019	9	$15.97	to	$16.41	$140	0.00%	0.45%	to	1.20%	25.77%	to	26.71%
2018	8	$12.70	to	$12.95	$108	7.47%	0.45%	to	1.20%	(4.15)%	to	(3.43)%
2017	2	$13.25	to	$13.25	$20	0.00%	1.20%	to	1.20%	20.05%	to	20.05%
2016	1	$11.03	to	$11.03	$15	0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST SMALL CAP VALUE FUND
2020	30	$12.88	to	$11.73	$406	0.00%	0.20%	to	1.20%	1.96%	to	2.93%
2019	14	$12.63	to	$11.40	$177	0.00%	0.20%	to	1.20%	23.18%	to	24.42%
2018	13	$10.25	to	$17.15	$142	0.00%	0.25%	to	1.20%	(17.20)%	to	(16.41)%
2017	19	$12.38	to	$20.52	$238	0.07%	0.25%	to	1.20%	8.43%	to	9.47%
2016	11	$11.42	to	$18.74	$142	0.07%	0.25%	to	1.20%	24.32%	to	25.52%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2020	56	$19.10	to	$36.32	$1,257	0.00%	0.25%	to	1.20%	22.62%	to	23.79%
2019	53	$15.58	to	$29.34	$979	0.01%	0.25%	to	1.20%	29.72%	to	30.95%
2018	52	$12.01	to	$22.40	$738	0.09%	0.25%	to	1.20%	(3.50)%	to	(2.57)%
2017	23	$12.45	to	$23.00	$408	0.33%	0.25%	to	1.20%	22.96%	to	24.12%
2016	11	$10.12	to	$18.53	$176	0.05%	0.25%	to	1.20%	4.91%	to	5.92%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	55	$11.01	to	$11.45	$645	0.92%	0.20%	to	1.20%	4.62%	to	5.69%
2019	94	$10.52	to	$10.83	$1,031	1.56%	0.20%	to	1.20%	4.85%	to	5.92%
2018	96	$10.03	to	$10.23	$996	1.64%	0.20%	to	1.20%	(0.74)%	to	0.26%
2017	55	$10.83	to	$10.20	$582	1.25%	0.20%	to	0.45%	1.76%	to	2.01%
2016	8	$10.64	to	$10.75	$87	1.51%	0.25%	to	0.45%	0.78%	to	0.97%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
(Effective date 04/28/2017)
2020	11	$13.40	to	$13.40	$146	0.72%	1.20%	to	1.20%	19.64%	to	19.64%
2019	12	$11.20	to	$11.20	$132	0.69%	1.20%	to	1.20%	26.43%	to	26.43%
2018	13	$8.86	to	$8.86	$117	0.42%	1.20%	to	1.20%	(20.52)%	to	(20.52)%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	42	$17.84	to	$15.26	$645	0.42%	0.20%	to	1.20%	18.22%	to	19.40%
2019	48	$15.09	to	$15.09	$612	0.00%	1.20%	to	1.20%	24.62%	to	24.62%
2018	38	$10.31	to	$12.11	$393	0.05%	1.20%	to	1.20%	(11.61)%	to	(11.61)%
2017	11	$13.70	to	$11.67	$132	0.67%	1.20%	to	1.20%	12.56%	to	12.56%
2016	6	$12.17	to	$10.37	$63	0.05%	1.20%	to	1.20%	16.27%	to	16.26%
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
(Effective date 04/28/2017)
2020	1	$11.57	to	$11.57	$17	3.14%	1.20%	to	1.20%	8.13%	to	8.13%
2019	2	$10.70	to	$10.70	$16	3.83%	1.20%	to	1.20%	7.95%	to	7.95%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2020	3	$10.51	to	$15.59	$41	5.12%	0.25%	to	1.20%	(13.57)%	to	(12.80)%
2019	3	$12.16	to	$17.88	$47	3.53%	0.25%	to	1.20%	21.19%	to	22.34%
2018	3	$10.04	to	$14.61	$39	3.71%	0.25%	to	1.20%	(7.46)%	to	(6.57)%
2017	2	$10.85	to	$11.78	$25	2.90%	1.00%	to	1.20%	11.39%	to	11.58%
2016	3	$9.74	to	$10.56	$33	0.04%	1.00%	to	1.20%	0.61%	to	0.82%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESCO V.I. GROWTH & INCOME FUND
2020	40	$12.96	to	$12.43	$676	2.09%	0.20%	to	1.20%	0.64%	to	1.63%
2019	44	$12.88	to	$12.23	$724	1.56%	0.20%	to	1.20%	23.36%	to	24.61%
2018	46	$10.44	to	$9.81	$604	1.83%	0.20%	to	1.20%	(14.63)%	to	(13.77)%
2017	38	$12.23	to	$11.38	$616	1.61%	0.20%	to	1.20%	12.68%	to	13.81%
2016	6	$10.85	to	$18.38	$110	0.80%	0.25%	to	1.20%	18.00%	to	19.13%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	13	$13.01	to	$18.83	$219	2.39%	0.25%	to	1.20%	12.36%	to	13.42%
2019	13	$11.58	to	$16.60	$195	1.31%	0.25%	to	1.20%	26.72%	to	27.92%
2018	13	$9.14	to	$12.97	$154	1.89%	0.25%	to	1.20%	(16.23)%	to	(15.42)%
2017	12	$10.91	to	$15.34	$163	1.35%	0.25%	to	1.20%	21.27%	to	22.42%
2016	9	$8.99	to	$12.53	$108	1.20%	0.25%	to	1.20%	(1.88)%	to	(0.95)%
INVESCO V.I. SMALL CAP EQUITY FUND
2020	1	$14.31	to	$14.31	$13	0.03%	1.20%	to	1.20%	25.38%	to	25.38%
2019	1	$11.41	to	$11.41	$11	0.00%	1.20%	to	1.20%	24.82%	to	24.82%
2018	1	$9.14	to	$9.14	$9	0.00%	1.20%	to	1.20%	(16.30)%	to	(16.30)%
2017	1	$10.92	to	$10.92	$10	0.00%	1.20%	to	1.20%	12.38%	to	12.38%
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2020	9	$4.27	to	$4.27	$37	1.41%	1.20%	to	1.20%	(37.55)%	to	(37.55)%
2019	15	$6.84	to	$6.84	$106	0.00%	1.20%	to	1.20%	2.24%	to	2.24%
2018	19	$6.69	to	$6.69	$125	0.00%	1.20%	to	1.20%	(34.92)%	to	(34.92)%
2017	11	$10.29	to	$10.29	$118	1.09%	1.20%	to	1.20%	(13.68)%	to	(13.68)%
2016	4	$11.92	to	$11.98	$43	0.00%	0.45%	to	1.20%	19.19%	to	19.80%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2020	90	$15.91	to	$16.41	$1,662	2.33%	0.20%	to	1.20%	12.65%	to	13.80%
2019	80	$14.12	to	$14.42	$1,325	1.65%	0.20%	to	1.20%	20.81%	to	22.03%
2018	78	$11.68	to	$11.82	$1,070	1.83%	0.20%	to	1.20%	(0.77)%	to	0.23%
2017	245	$11.78	to	$11.79	$3,039	1.41%	0.20%	to	1.20%	16.73%	to	17.90%
2016	26	$10.09	to	$14.67	$379	2.02%	0.25%	to	1.20%	3.08%	to	4.07%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES
2020	61	$20.69	to	$20.17	$1,250	0.05%	0.20%	to	1.20%	17.74%	to	18.95%
2019	67	$17.57	to	$16.96	$1,182	0.05%	0.20%	to	1.20%	33.54%	to	34.89%
2018	45	$13.15	to	$12.57	$591	0.13%	0.20%	to	1.20%	(1.85)%	to	(0.88)%
2017	12	$13.40	to	$12.69	$167	0.45%	0.20%	to	1.20%	25.58%	to	26.85%
2016	11	$10.67	to	$10.87	$118	0.02%	0.45%	to	1.20%	10.76%	to	11.60%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2020	94	$11.73	to	$13.81	$1,108	3.19%	0.25%	to	1.20%	8.97%	to	9.95%
2019	50	$10.76	to	$12.56	$538	2.83%	0.25%	to	1.20%	7.98%	to	9.01%
2018	51	$9.97	to	$10.16	$508	3.35%	0.20%	to	1.20%	(2.48)%	to	(1.46)%
2017	17	$10.22	to	$10.32	$180	2.47%	0.20%	to	1.20%	2.13%	to	3.15%
2016	14	$10.01	to	$10.01	$145	2.39%	1.20%	to	1.20%	1.00%	to	1.00%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2020	3	$26.25	to	$26.25	$78	1.50%	1.40%	to	1.40%	14.67%	to	14.67%
2019	3	$22.89	to	$22.89	$68	1.92%	1.40%	to	1.40%	25.25%	to	25.25%
2018	3	$18.27	to	$18.27	$54	1.76%	1.40%	to	1.40%	(16.13)%	to	(16.13)%
2017	3	$21.79	to	$21.79	$65	1.66%	1.40%	to	1.40%	29.30%	to	29.30%
2016	3	$16.85	to	$16.85	$50	4.68%	1.40%	to	1.40%	(7.75)%	to	(7.75)%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
(Effective date 04/28/2017)
2020	3	$11.73	to	$11.73	$35	3.36%	1.20%	to	1.20%	3.93%	to	3.93%
2019	4	$11.29	to	$11.29	$46	3.15%	1.20%	to	1.20%	12.90%	to	12.90%
2018	4	$10.00	to	$10.00	$42	0.00%	1.20%	to	1.20%	(6.05)%	to	(6.05)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 04/30/2018)
2020	11		$11.79	to	$11.79	$133	0.80%	1.20%	to	1.20%	11.96%	to	11.96%
2019	1		$10.53	to	$10.53	$11	0.12%	1.20%	to	1.20%	22.76%	to	22.76%
2018	1		$8.58	to	$8.58	$5	0.00%	1.20%	to	1.20%	(14.24)%	to	(14.24)%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2020	2		$29.04	to	$30.92	$59	0.00%	0.25%	to	1.20%	70.54%	to	72.19%
2019	2		$17.03	to	$17.96	$34	0.00%	0.25%	to	1.20%	30.19%	to	31.44%
2018	2		$13.08	to	$13.67	$26	0.00%	0.25%	to	1.20%	3.62%	to	4.62%
2017	2		$12.62	to	$13.06	$25	0.00%	0.25%	to	1.20%	28.38%	to	29.59%
2016	2		$9.83	to	$10.08	$19	0.00%	0.25%	to	1.20%	(3.77)%	to	(2.85)%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2020	10		$16.46	to	$16.31	$160	1.51%	0.20%	to	1.20%	13.66%	to	14.83%
2019	12		$14.48	to	$14.20	$181	0.78%	0.20%	to	1.20%	27.33%	to	28.61%
2018	8		$11.37	to	$11.04	$94	1.10%	0.20%	to	1.20%	(9.10)%	to	(8.18)%
2017	1		$12.51	to	$12.51	$14	1.30%	1.20%	to	1.20%	19.05%	to	19.05%
2016	1		$10.51	to	$10.51	$12	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2020	76		$29.01	to	$27.78	$2,227	0.00%	0.20%	to	1.20%	44.67%	to	46.12%
2019	79		$20.05	to	$19.01	$1,577	0.00%	0.20%	to	1.20%	34.26%	to	35.61%
2018	87		$14.93	to	$14.02	$1,311	0.00%	0.20%	to	1.20%	0.30%	to	1.32%
2017	57		$14.89	to	$13.84	$850	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	60		$10.87	to	$10.94	$656	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2020	8		$12.92	to	$13.40	$101	0.66%	0.20%	to	1.20%	0.90%	to	1.98%
2019	9		$12.80	to	$13.14	$114	0.50%	0.20%	to	1.20%	24.85%	to	26.10%
2018	5		$10.25	to	$10.42	$53	0.62%	0.20%	to	1.20%	(6.49)%	to	(5.54)%
2017	3		$10.96	to	$10.96	$28	0.00%	1.20%	to	1.20%	9.62%	to	9.62%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	11		$16.57	to	$28.57	$186	0.42%	0.25%	to	1.20%	17.86%	to	18.99%
2019	11		$14.06	to	$24.01	$158	0.29%	0.25%	to	1.20%	24.08%	to	25.26%
2018	11		$11.33	to	$19.17	$127	0.22%	0.25%	to	1.20%	(7.07)%	to	(6.17)%
2017	1		$20.44	to	$20.44	$17	0.35%	0.25%	to	0.25%	17.82%	to	17.82%
2016	1		$17.34	to	$17.34	$14	0.49%	0.25%	to	0.25%	9.37%	to	9.37%
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2020	0	*	$14.62	to	$14.62	$6	1.79%	1.40%	to	1.40%	11.31%	to	11.31%
2019	0	*	$13.13	to	$13.13	$6	2.16%	1.40%	to	1.40%	20.88%	to	20.88%
2018	0	*	$10.86	to	$10.86	$5	0.35%	1.40%	to	1.40%	(18.86)%	to	(18.86)%
2017	0	*	$13.39	to	$13.39	$6	0.96%	1.40%	to	1.40%	39.15%	to	39.15%
2016	0	*	$9.62	to	$9.62	$4	0.80%	1.40%	to	1.40%	(3.82)%	to	(3.82)%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	12		$8.34	to	$5.88	$99	6.71%	0.25%	to	1.20%	(0.01)%	to	0.96%
2019	13		$8.34	to	$5.82	$106	4.31%	0.25%	to	1.20%	10.02%	to	11.07%
2018	15		$7.58	to	$5.24	$111	1.83%	0.25%	to	1.20%	(15.23)%	to	(14.41)%
2017	6		$8.94	to	$6.12	$49	10.67%	0.25%	to	1.20%	0.83%	to	1.80%
2016	4		$8.87	to	$6.01	$33	0.53%	0.25%	to	1.20%	13.49%	to	14.58%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2020	10		$12.57	to	$12.57	$128	1.71%	1.20%	to	1.20%	15.84%	to	15.84%
2019	7		$10.85	to	$10.85	$73	1.58%	1.20%	to	1.20%	11.86%	to	11.86%
2018	4		$9.70	to	$9.70	$43	2.30%	1.20%	to	1.20%	(3.66)%	to	(3.66)%
2017	4		$10.06	to	$10.06	$43	2.07%	1.20%	to	1.20%	7.56%	to	7.56%
2016	5		$9.36	to	$9.36	$43	0.80%	1.20%	to	1.20%	(6.43)%	to	(6.43)%
PIMCO VIT LOW DURATION PORTFOLIO
2020	35		$10.22	to	$10.77	$384	1.18%	0.20%	to	1.20%	1.69%	to	2.72%
2019	31		$10.05	to	$10.48	$334	2.67%	0.20%	to	1.20%	2.68%	to	3.71%
2018	32		$9.79	to	$10.11	$339	1.83%	0.20%	to	1.20%	(0.96)%	to	0.04%
2017	29		$10.57	to	$10.57	$307	1.24%	0.45%	to	0.45%	0.79%	to	0.79%
2016	33		$9.88	to	$10.49	$341	1.37%	0.45%	to	1.20%	0.10%	to	0.85%
PIMCO VIT REAL RETURN PORTFOLIO
2020	4		$11.67	to	$11.67	$46	1.48%	1.20%	to	1.20%	10.24%	to	10.24%
2019	4		$10.59	to	$10.59	$42	1.57%	1.20%	to	1.20%	7.04%	to	7.04%
2018	3		$9.89	to	$9.89	$31	1.70%	1.20%	to	1.20%	(3.47)%	to	(3.47)%
PIMCO VIT SHORT TERM PORTFOLIO
(Effective date 04/22/2016)
2020	7		$10.50	to	$10.80	$77	1.26%	0.20%	to	1.20%	0.87%	to	1.96%
2019	7		$10.41	to	$10.59	$72	2.38%	0.20%	to	1.20%	1.47%	to	2.49%
2018	5		$10.25	to	$10.34	$50	1.42%	0.20%	to	1.20%	0.20%	to	1.23%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	68		$11.69	to	$12.14	$853	2.20%	0.20%	to	1.20%	7.27%	to	8.32%
2019	63		$10.90	to	$12.61	$732	2.91%	0.25%	to	1.20%	6.96%	to	7.98%
2018	62		$10.19	to	$11.68	$679	2.50%	0.25%	to	1.20%	(1.83)%	to	(0.88)%
2017	35		$10.38	to	$11.78	$401	1.79%	0.25%	to	1.20%	3.57%	to	4.55%
2016	40		$10.03	to	$11.27	$442	1.94%	0.25%	to	1.20%	1.37%	to	2.32%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2020	4		$13.74	to	$13.74	$56	1.84%	1.20%	to	1.20%	4.52%	to	4.52%
2019	4		$13.15	to	$13.15	$54	2.26%	1.20%	to	1.20%	28.85%	to	28.85%
2018	6		$10.20	to	$10.20	$59	0.69%	1.20%	to	1.20%	(9.59)%	to	(9.59)%
2017	6		$11.29	to	$11.29	$66	0.00%	1.20%	to	1.20%	12.86%	to	12.86%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2020	7		$13.50	to	$13.50	$95	1.97%	1.20%	to	1.20%	11.01%	to	11.01%
2019	7		$12.16	to	$12.16	$86	1.42%	1.20%	to	1.20%	15.73%	to	15.73%
2018	7		$10.51	to	$10.51	$74	0.00%	1.20%	to	1.20%	(8.37)%	to	(8.37)%
PUTNAM VT GLOBAL EQUITY FUND
2020	2		$13.56	to	$13.56	$32	0.18%	1.20%	to	1.20%	8.75%	to	8.75%
2019	2		$12.47	to	$12.47	$29	0.00%	1.20%	to	1.20%	25.09%	to	25.09%
2018	2		$9.97	to	$9.97	$24	0.30%	1.20%	to	1.20%	(13.49)%	to	(13.49)%
2017	0	*	$11.52	to	$11.52	$4	0.00%	1.20%	to	1.20%	26.85%	to	26.85%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PUTNAM VT GROWTH OPPORTUNITIES FUND
2020	57		$24.36	to	$25.22	$1,385	0.04%	0.20%	to	1.20%	37.08%	to	38.40%
2019	76		$17.77	to	$18.22	$1,362	0.11%	0.20%	to	1.20%	35.11%	to	36.47%
2018	56		$13.15	to	$13.15	$738	0.00%	1.20%	to	1.20%	1.15%	to	1.15%
2017	28		$13.01	to	$13.01	$366	0.06%	1.20%	to	1.20%	29.35%	to	29.35%
2016	5		$10.05	to	$10.05	$48	0.00%	1.20%	to	1.20%	5.24%	to	5.24%
PUTNAM VT INCOME FUND
2020	4		$11.71	to	$11.84	$48	4.50%	1.00%	to	1.20%	4.44%	to	4.63%
2019	7		$11.21	to	$11.32	$81	3.26%	1.00%	to	1.20%	10.57%	to	10.78%
2018	6		$10.14	to	$10.21	$58	3.14%	1.00%	to	1.20%	(1.01)%	to	(0.82)%
2017	5		$10.24	to	$10.30	$52	3.56%	1.00%	to	1.20%	4.34%	to	4.54%
2016	3		$9.81	to	$9.85	$32	4.12%	1.00%	to	1.20%	0.78%	to	0.97%
PUTNAM VT INTERNATIONAL EQUITY FUND
2020	1		$11.90	to	$14.25	$16	1.29%	0.20%	to	1.20%	10.72%	to	11.84%
2019	7		$10.75	to	$12.74	$75	1.24%	0.20%	to	1.20%	23.66%	to	24.90%
2018	7		$8.69	to	$10.20	$64	1.45%	0.20%	to	1.20%	(20.09)%	to	(19.27)%
2017	6		$10.88	to	$11.09	$62	0.21%	0.45%	to	1.20%	25.09%	to	26.01%
2016	1		$8.69	to	$8.69	$5	0.00%	1.20%	to	1.20%	(3.61)%	to	(3.61)%
PUTNAM VT INTERNATIONAL GROWTH FUND
2020	1		$14.77	to	$14.77	$13	0.04%	1.20%	to	1.20%	26.45%	to	26.45%
2019	1		$11.68	to	$11.68	$10	0.00%	1.20%	to	1.20%	23.44%	to	23.44%
2018	1		$9.46	to	$9.46	$8	0.00%	1.20%	to	1.20%	(19.62)%	to	(19.62)%
2017	1		$11.77	to	$11.77	$10	2.12%	1.20%	to	1.20%	33.43%	to	33.43%
2016	13		$8.83	to	$11.93	$157	0.04%	0.45%	to	1.20%	(7.82)%	to	(7.13)%
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 04/22/2016)
2020	1		$12.13	to	$12.13	$7	2.66%	1.20%	to	1.20%	2.66%	to	2.66%
2019	1		$11.82	to	$11.82	$7	2.63%	1.20%	to	1.20%	18.79%	to	18.79%
2018	1		$9.95	to	$9.95	$6	2.05%	1.20%	to	1.20%	(18.61)%	to	(18.61)%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	8		$10.48	to	$10.48	$82	10.06%	1.20%	to	1.20%	(2.69)%	to	(2.69)%
2019	8		$10.77	to	$10.77	$85	2.17%	1.20%	to	1.20%	11.86%	to	11.86%
2018	8		$9.63	to	$9.63	$76	2.88%	1.20%	to	1.20%	(2.09)%	to	(2.09)%
2017	2		$9.84	to	$9.84	$16	0.00%	1.20%	to	1.20%	0.75%	to	0.75%
PUTNAM VT MULTI-CAP CORE FUND
2020	4		$17.31	to	$17.31	$78	1.03%	1.20%	to	1.20%	15.91%	to	15.91%
2019	6		$14.93	to	$14.93	$87	1.10%	1.20%	to	1.20%	30.06%	to	30.06%
2018	6		$11.48	to	$11.48	$68	1.04%	1.20%	to	1.20%	(8.74)%	to	(8.74)%
2017	4		$12.58	to	$12.58	$52	1.07%	1.20%	to	1.20%	21.39%	to	21.39%
2016	4		$10.36	to	$10.36	$43	0.99%	1.20%	to	1.20%	10.72%	to	10.72%
PUTNAM VT RESEARCH FUND
2020	0	*	$18.17	to	$18.17	$6	0.66%	1.20%	to	1.20%	18.46%	to	18.46%
2019	0	*	$15.34	to	$15.34	$6	0.00%	1.20%	to	1.20%	31.66%	to	31.66%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PUTNAM VT SMALL CAP GROWTH FUND
2020	2		$18.94	to	$18.94	$30	0.00%	1.20%	to	1.20%	46.57%	to	46.57%
2019	2		$12.92	to	$12.92	$22	0.00%	1.20%	to	1.20%	35.81%	to	35.81%
2018	2		$9.51	to	$9.51	$16	0.00%	1.20%	to	1.20%	(14.88)%	to	(14.88)%
2017	1		$11.17	to	$11.17	$15	0.11%	1.20%	to	1.20%	6.64%	to	6.64%
2016	0	*	$10.48	to	$10.48	$1	0.83%	1.20%	to	1.20%	14.15%	to	14.15%
PUTNAM VT SMALL CAP VALUE FUND
2020	12		$12.24	to	$12.24	$147	1.05%	1.20%	to	1.20%	2.75%	to	2.75%
2019	12		$11.91	to	$11.91	$142	0.64%	1.20%	to	1.20%	22.76%	to	22.76%
2018	12		$9.70	to	$9.70	$112	0.40%	1.20%	to	1.20%	(20.89)%	to	(20.89)%
2017	8		$12.27	to	$12.27	$97	1.05%	1.20%	to	1.20%	6.59%	to	6.59%
2016	21		$11.83	to	$11.83	$249	0.00%	0.45%	to	0.45%	26.93%	to	26.93%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
2020	235		$22.52	to	$23.77	$5,533	0.00%	0.20%	to	1.20%	32.31%	to	33.67%
2019	222		$17.02	to	$17.78	$3,943	0.00%	0.20%	to	1.20%	28.03%	to	29.32%
2018	213		$13.29	to	$13.75	$2,964	0.00%	0.20%	to	1.20%	0.44%	to	1.45%
2017	84		$13.24	to	$13.56	$1,229	0.00%	0.20%	to	1.20%	34.20%	to	35.55%
2016	30		$9.86	to	$12.45	$331	0.00%	0.25%	to	1.20%	(0.65)%	to	0.28%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	73		$19.49	to	$21.18	$1,512	0.00%	0.20%	to	1.20%	27.74%	to	29.00%
2019	71		$15.26	to	$16.42	$1,147	0.00%	0.20%	to	1.20%	27.10%	to	28.38%
2018	60		$12.01	to	$12.79	$778	0.00%	0.20%	to	1.20%	(0.36)%	to	0.65%
2017	29		$12.05	to	$12.71	$400	0.00%	0.20%	to	1.20%	25.79%	to	27.05%
2016	12		$9.58	to	$23.92	$155	0.00%	0.25%	to	1.20%	(4.20)%	to	(10.94)%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	24		$8.95	to	$9.23	$214	0.72%	0.20%	to	1.20%	17.40%	to	18.59%
2019	30		$7.62	to	$5.44	$226	0.00%	1.20%	to	1.20%	10.23%	to	10.21%
2018	33		$6.91	to	$4.94	$225	0.00%	1.20%	to	1.20%	(29.29)%	to	(29.28)%
2017	20		$9.78	to	$6.98	$190	0.00%	1.20%	to	1.20%	(3.13)%	to	(3.14)%
2016	4		$10.09	to	$7.21	$36	0.11%	1.20%	to	1.20%	41.70%	to	41.70%

* The Investment Division has units that round to less than 1,000 units.

(Concluded)

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company of New York (“Great-West” or the
“Depositor”) as of December 31, 2020 and 2019, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.

(b)	Exhibits
(1)
Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant
(is incorporated by reference to exhibits filed with Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 filed on April 29, 1997 (File No. 33-32199).

	(2)	Not applicable.
	(3)	(a)
Underwriting Agreement between Depositor and GWFS Equities, Inc. dated December 1, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on December 21, 2011 (File No. 333-177070).

(b)
Amendment to Underwriting Agreement dated January 21, 2013, is incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 filed on March 1, 2013 (File No.
333-177070).

		(c)	Distribution Agreement between Depositor and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is filed herewith.
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333- 212091).
(b)
Form of Great-West Secure Income Foundation GLWB Rider is incorporated by reference to
Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on
October 17, 2016 (File No. 333-212091).

(c)
Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4
filed on June 5, 2017 (File No. 333-212091).

(d)
Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to Registration Statement on Form N-4
filed on October 12, 2017 (File No. 333-212091).

(e)
Form of amendment to Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to Registration Statement on Form N-4
filed on February 20, 2018 (File No. 333-212091).

(f)
Form of Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File
No. 333-212091).

(g)
Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to
Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on June 5,
2017 (File No. 333-212091).

(h)
Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to
Registrant’s Post-Effective amendment No. 6 to Registration Statement on Form N-4 filed on
October 12, 2017 (File No. 333-212091).

(i)
Form of amendment to Great-West Secure Income Plus GLWB Rider is incorporated by reference to
Registrant’s Post-Effective amendment No. 9 to Registration Statement on Form N-4 filed on
February 20, 2018 (File No. 333-212091).

(j)
Form of Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016
(File No. 333-212091).

(k)
Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on
June 5, 2017 (File No. 333-212091).

(l)
Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective amendment No. 6 to Registration Statement on Form N-4 filed on
October 12, 2017 (File No. 333-212091).

(m)
Form of amendment to Great-West Secure Income Max GLWB Rider is incorporated by reference to
Registrant’s Post-Effective amendment No. 9 to Registration Statement on Form N-4 filed on
February 20, 2018 (File No. 333-212091).

	(n)	Form of Roth IRA Endorsement is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(o)	Form of Return of Premium Death Benefit Endorsement is incorporated by reference to Registrant’s Initial Registrtaion Statement on Form N-4 filed June 17, 2016 (File No. 333-212091).
(p)
Form of amended Return of Premium Death Benefit Endorsement is incorporated by reference to
Registrant’s Post-Effective Amendment No. 6 to Registration Statement on Form N-4 filed on
October 12, 2017 (File No. 333-212091).

(q)
Form of Fund Facilitation Fee Endorsement is incorporated by reference to Registrant’s Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 filed on June 5, 2017 (File No. 333-
212091).

(r)
Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017
(File No. 333-212091).

(s)
Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-
212091).

(t)
Form of Pre-Selected Beneficiary Payout Options Endorsement is incorporated by reference to
Registrant’s Post-Effective Amendment No. 9 to Registration Statement on Form N-4 filed on
February 20, 2018 (File No. 333-212091).

(5)
Form of variable annuity contract application is incorporated by reference to Registrant’s Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-
212091).

(6)	(a)	The Restated Charter of Depositor is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
	(b)	Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).
(7)	Not Applicable.

(8)	(a)
Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment
Funds, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on
April 16, 1997 (File No. 333-25289);

(b)
Amendment to Participation Agreement with AIM Variable Insurance Fund dated April 30, 2004, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on April 24, 2008 (File No. 333-147743).

(c)
Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on June 24, 2015 (File No. 333-203265).

(d)
Amendment to Participation Agreement with ALPS Variable Trust dated March 8, 2016, is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on October 17, 2016 (File No. 333-212091).

(e)
Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.)
dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on
April 16, 1997 (File No. 333-25289).

(f)
Amendment to Participation Agreement with American Century Variable Portfolios dated February 9,
1999, is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on
Form N-4 filed on April 15, 2002 (File No. 333-25289).

(g)
Amendment to Participation Agreement with American Century Variable Portfolios dated
February 27, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(h)
Amendment to Participation Agreement with American Century Variable Portfolios dated April 30,
2009, is incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4 filed on April 16, 2010 (File No. 333-147743).

(i)
Amendment to Fund Participation Agreement with American Century Variable Portfolios, Inc. dated
December 1, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(j)
Fund Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on June 24, 2015 (File No. 333-203265).

(k)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated September
2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on June 24, 2015 (File No. 333-203265).

(l)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28,
2013, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on June 24, 2015 (File No. 333-203265).

(m)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3,
2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on June 24, 2015 (File No. 333-203265).

(n)
Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
filed on April 20, 2015 (File No. 333-194043).

(o)
Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-
4, filed April 16, 2010 (File No.333-52956).

(p)
Amendment to Participation Agreement with Columbia Funds Variable Insurance Trust, Columbia
Management Investment Advisors, LLC and Columbia Management Investment Distributors, Inc.
dated April 29, 2011 is incorporated by reference to Post- Effective Amendment No. 36 to Registration
Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(q)
Participation Agreement with Delaware VIP Trust dated June 2, 2003, is incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 filed on March 31, 2004
(File No. 333-25289).

(r)
Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to Registration Statement, filed on April 29, 2005
(File No. 333-25289).

(s)
Amendment to Participation Agreement with Delaware VIP Trust dated January 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on April 24, 2008 (File No. 333-147743).

(t)
Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(u)
Participation Agreement with DFA Investment Dimensions Group Inc. dated April 9, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to Registration Statement
on Form N-4, filed on September 15, 2017 (File No. 333-212091).

(v)
Fund Participation Agreement with Eaton Vance Variable Trust dated April 28, 2016, is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on October 17, 2016 (File No. 333-212091).

(w)
Amended and Restated Fund Participation Agreement among Great-West, Variable Insurance Products
Funds, and Fidelity Distributors Corporation dated October 26, 2006 is incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement filed on Form N-6 on April 30, 2007 (File
No. 333-70963).

(x)
Amendment to Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated May 16, 2007 is incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 filed on November 1, 2007 (File
No. 333-145333).

(y)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated August 29, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement filed on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(z)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated October 1, 2009 is incorporated by reference to Post- Effective Amendment No. 36 to
Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(aa)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated September 1, 2013 is incorporated by reference to Post- Effective Amendment No. 36 to
Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(bb)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated April 28, 2017 is incorporated by reference to Post- Effective Amendment No. 36 to Registration
Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(cc)
Participation Agreement with First Trust Variable Insurance Trust dated March 21, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to Registration Statement
on Form N-4, filed on April 21, 2017 (File No. 333-212091).

(dd)
Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated
May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).

(ee)
Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust dated
December 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).

(ff)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated May 1, 1999, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on June 24, 2015 (File No. 333-203265).

(gg)
Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated
April 11, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).

(hh)
Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on
December 19, 2011 (File No. 333-176926).

(ii)
Participation Agreement with Janus Aspen Series (Institutional Class Shares) dated July 7, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File
No. 333-25289).

(jj)
Amendment to Participation Agreement with Janus Aspen Series dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on April 24, 2008 (File No. 333-147743).

(kk)
Amendment to Participation Agreement with Janus Aspen Series dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on
April 21, 2009 (File No. 333-147743).

(ll)
Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on December 21, 2011 (File No. 333-177070).

(mm)
Fund Participation Agreement with JPMorgan Insurance Trust dated April 24, 2009, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24,
2015 (File No. 333-203265).

(nn)
Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners
Variable Income Trust dated May 20, 2014, is incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203265).

(oo)
Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS
Variable Insurance Trust II dated May 1, 2009 and Amendment to Participation Agreement with MFS
Variable Insurance Trust and MFS Variable Insurance Trust II dated April 1, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to Registration Statement on Form N-4,
filed on April 21, 2017 (File No. 333-212091).

(pp)
Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820).

(qq)
Amendment to Participation Agreement with Neuberger Berman Adviser Management Trust dated
December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(rr)
Amendment to Participation Agreement with Neuberger Berman Adviser Management Trust dated
September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on December 19, 2011 (File No. 333-176926).

(ss)
Participation Agreement with PIMCO Variable Insurance Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 filed on
March 31, 2004 (File No. 333-25289).

(tt)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to Registration Statement, filed on
April 29, 2005 (File No. 333-25289).

(uu)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated December 1,
2007, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on April 24, 2008 (File No. 333-147743).

(vv)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated October 31,
2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on December 21, 2011 (File No. 333-177070).

(ww)
Participation Agreement with Putnam Variable Trust dated March 31, 2010 and Amendment to
Participation Agreement with Putnam Variable Trust dated October 5, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on
December 19, 2011 (File No. 333-176926).

(xx)
Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series,
Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated
February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(yy)
Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price
Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services,
Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(zz)
Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price
Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services,
Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(aaa)
Participation Agreement with Van Eck Worldwide Insurance Trust dated July 8, 1997, is incorporated by reference to Post- Effective Amendment No. 1 to Registration Statement on Form N-4 filed on
April 21, 2009 (File No. 333-147743).

(bbb)
Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23,
2009, is incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4 filed on April 16, 2010 (File No. 333-147743).

(ccc)
Amendment to Fund Participation Agreement with Van Eck VIP Trust (formerly known as Van Eck
Worldwide Insurance Trust) dated December 28, 2011, is incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-
177070).

(ddd)
Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective
Amendment No. 18 to Registration Statement filed on Form N-4, filed on April 27, 2007 (File No.
333-52956).

(9)	Opinion of Counsel and Consent is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on December 22, 2016 (File No. 333-212091).
(10)	(a) Written Consent of Carlton Fields, P.A., is filed herewith.
(b) Written Consent of independent registered public accounting firm is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Alazraki, Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(3)	Chairman of the Board
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(3)	Director
P.G. Desmarais, Jr.	(3)	Director
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(1)	President and Chief Executive Officer
E.F. Murphy, III		President, Empower Retirement
J.F. Bevacqua	(1)	Chief Risk Officer
K.I. Schindler	(2)	Chief Compliance Officer
R.G. Schultz	(2)	General Counsel, Chief Legal Officer, and Secretary
J.E. Brown	(1)	Senior Vice President and Chief Investment Officer
J.D. Kreider	(1)	Senior Vice President and Head of Great- West Investments
W.J. McDermott	(1)	Senior Vice President, Empower Large/Mega/Not-for-Profit
D.A. Morrison	(1)	Senior Vice President, Government Markets
J.M. Smolen	(1)	Senior Vice President, Empower Core Market
C.E. Waddell	(1)	Senior Vice President, Retirement Solutions
T. Wilson		Senior Vice President and Chief Product Development Officer

Name	Principal Business Address	Positions and Offices with Depositor
M.B. Harger	(1)	Vice President, Client Services
T.G. Homenuik	(1)	Vice President and Corporate Actuary
K.S. Roe	(1)	Treasurer and Principal Accounting Officer
R.L. Logsdon	(2)	Secretary, Audit Committee
D.C. Larsen	(2)	Senior Counsel and Assistant Secretary
(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2)  8525 East Orchard Road, Greenwood Village, Colorado 80111.
(3) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2020
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2020
I.
OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
50.84% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family
Residuary Trust are as follows. There are issued and outstanding as of December 31, 2020 622,388,232 Subordinate Voting
Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,70,996,892.

Pansolo
Holding Inc.
owns directly
and indirectly
48,363,392
SVS and
54,697,962
PPS, entitling
Pansolo
Holding Inc. to
an aggregate
percentage of
voting rights of
595,343,012 or
50.88% of the
total voting
rights attached
to the shares of
PCC.

II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great-West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1% - Great-West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL & A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC
100.0% - Empower Retirement Plan Co., LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.00% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
100.0% - Empower Holdings, LLC
100.0% - Personal Capital Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Technology Corporation

B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great West Lifeco Inc.
100.0% - Great-West Lifeco Inc.
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great- West Lifeco Finance 2018, LLC
100.0% - Great- West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
100.0% - GW Lifeco Finance 2020, LLC
1.0% - Great-West Lifeco US Finance 2020, LP
99.0% - Great-West Lifeco US Finance 2020, LP
100.0% - GW Lifeco Finance 2020 5 Year, LLC
100.0% - Empower Finance 2020, LLC
100.0% - Empower Finance 2020 Holdco, LLC
100.0% - Empower Finance 2020 A, LLC
100.0% - Empower Finance 2020 B, LLC
100.0% - Empower Finance 2020 C, LLC
100.0% - Empower Finance 2020, LP
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.

100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
20.0% - 11249185 Canada Inc.
20.0% - Armstrong LP (1.0% owned by 11249185 Canada Inc.)
100% - Northleaf Capital Group Ltd
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.
100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid-Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
40% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013-2014 Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd
100% - Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd.
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millenium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.
100% - Northleaf 2017-2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC-L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.
100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
77.0% - CDN US Direct RE Holdings Ltd. (23% The Canada Life Insurance Company of Canada)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - Great-West US Direct RE Acquisition LLC
100.0% - GWL Direct 851 SW 34th LLC
100.0% - GWL Direct 12100 Rivera LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWL RES GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
87.5% - 555 Robson Holding Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
100.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
77.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc.)
84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)
70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)
100.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
100.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
100.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
100.0% - RMA Realty Holdings Corporation Ltd.
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
99.9% - RMA Real Estate LP (0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - KS Village (Millstream) Inc.
100.0% - Trop Beau Developments Limited
100.0% - Kelowna Central Park Properties Ltd.
100.0% - Kelowna Central Park Phase II Properties Ltd.
87.5% - Vaudreuil Shopping Centres Limited (12.5% owned by The Canada Life Insurance Company of Canada)
62.0% - 1296 Station Street Properties Ltd. (380% owned by The Canada Life Insurance Company of Canada)
100.0% - Saskatoon West Shopping Centres Limited
87.5% - 2331777 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2344701 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2356720 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 0977221 B.C. Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.09% - 7420928 Manitoba Limited Partnership (88.15% owned The Canada Life Assurance Company and11.74% owned by The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
100.0% - 185 Enfield GP Inc.
0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 185 Enfield LP (0.001% owned by 185 Enfield GP Inc.)
100.0% - 320 Mc Rae GP Inc.
0.001% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 320 McRae LP (0.001% owned by 320 McRae GP Inc.)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0% - London Reinsurance Group, Inc.
100.0% - London Life and Cascualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - The Canada Life Group (U.K.) Limited

80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - Canada Life Platform Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Platform Nominee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
90.0% APT Workplace Pension Ltd.
100.0% APT Wealth Management Ltd.
100.0% APTFS Nominees Ltd.
100.0% - ILGWM Limited
100.0% - Clearview Investments & Pensions Limited
100.0% - Irish Life Health dac
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
100.0% EIS Financial Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company

100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - BCRM Financial Holdings (Ireland) dac
100.0% - Acumen & Trust dac
100.0% - Acumen & Trust Pension Trustees dac
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
18.2143% - Tour Esplanade (Paris) LP
52.8% - Platform Capital Holdings Limited
100.0% - Conexim Advisors Limited
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.

0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 2505 Bruckner GP Inc.
0.001% - CL 2505 Bruckner LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 2505 Bruckner LP (0.001% owned by CL 2505 Bruckner Inc.)
100.0% - The Canada Life Insurance Company of Canada
11.74%- 7420928 Manitoba Limited Partnership (88.15% limited partner interest held by The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.12% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (87.5% owned by The Canada Life Assurance Company)
38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company
12.5% - 2356720 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (87.5% owned by The Canada Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (85% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - Canada Life Capital Trust
100.0% - Canada Life Investment Management Ltd.
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
100.0% - CL 25 North LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
62.076% - IGM Financial Inc. (direct and indirect 65.936%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
80.0% - 11249185 Canda Inc.
100.0% - Armstrong LP
49.9% - Northleaf Capital Group Ltd.
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid- Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
49% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013- 2014 Holdings Ltd.

100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.
100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd.
100% -Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millennium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd.
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017- 2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC- L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - Greenchip Financial Corp.
100.0% - GLC Asset Management Group Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
75.95% - WealthSimple Financial Corp. (74.89% equity)
29.33% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - Power Financial Corporation
100.0% - Power Financial Europe SA
50.0% - Parjointco SA
100.0% - Pariontco Switzerland SA
100.0% - Pargesa Netherlands B.V.
43.2% (Groupe Bruxelles Lambert (28.2% in capital)
1.3% - Groupe Bruxelles Lambert (1.6% in capital)
0.4% - LTI One SA
96.5% - FINPAR II SA
0.2% - Groupe Bruxelles Lambert (0.1% in capital)
90.2% - FINPAR III SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
94.9% - FINPAR V SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
95.0% - PINPAR VI SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
99.6% - LTI One SA
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINSAR SA
98.8% - Sagerpar SA
3.0% - Groupe Bruxelles Lambert (3.1% in capital)
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l
100.0% - GBL Energy S.á.r.l
100.0% - Serena S.á.r.l.
100.0% - Eliott Capital S.á.r.l
100.0% - Sienna Capital S.á.r.l
100.0% - Sienna Capital London Ltd.
100.0% - Sienna Capital Opportunity GP S.a.r.l
50.0% - Avanti Acquisition GP S.a.r.l
100.0% Sienna Capital Invest SCSp
100.0% - Sienna Capital Opportunity Carry SCSp
100.0% - Sienna Capital Opportunity Fund SCSp
100.0% - SC Opportunity Master S.a.r.l

100.0% - Sienna Capital Participations S.á.r.l
89.9%% - Ergon Capital Partners III SA
100.0% - Sienna Capital Co-Invest Master S.a.r.l
50.0% - Avanti Acquisition SCSp
100.0% - GBL Finance S.á.r.l.
100.0% - Miles Capital S.á.r.l.
100.0% - Oliver Capital S.á.r.l
100.0% - Theo Capital S.á.r.l
100.0% - Owen Capital S.á.r.l
100.0% - GfG Capital S.á.r.l
100.0% - Blitz 20-673 GmbH
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
5.1% - FINPAR V SA
5.0% - FINPAR VI SA
100.0% - Sapiens S.á.r.l
61.0% - Marnix Lux SA
100.0% - Marnix French ParentCo SAS
100.0% - Marnix French TopCo SAS
100.0% - Marnix SAS
100.0% - Courcelles Lux SCA
100.0% - Wowholdco SAS
100.0% - Wowmidco SAS
100.0% - Wowbidco SAS
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.

100.0% - Power Sustainable Manager Inc.
100.0% - PSEIP Carry Holding LP
100.0% - Power Sustainable Energy Infrastructure Inc.
100.0% - PSEIP Carry Canada Inc
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC

100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC

60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.

96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation

100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
75.95.% - Wealthsimple Financial Corp. (74.89% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
50.10% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd
100.0% - SimpleTax Software Inc.

100.0% - Wealthsimple Payments Inc.
100.0% - Wealthsimple Digital Assets. Inc.
100.0% - Springboard II LP
II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada

100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC

100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC

100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)

50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada
Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.

100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life
Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)

75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG

100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited

100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)

100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.

100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)

100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV

1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS

Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation

100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC

100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company

100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP

100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.

100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 15, 2021, there were 9 Owners of Qualified Contracts and 58 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)
Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:

(1)
The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).

	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
(3)
The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).

	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)
A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.

(c)
Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
(1)
Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.

(2)
Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.

(3)
Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph
(a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.

(4) Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
(C)
In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.

	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)
An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.

(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)
A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding
(other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)
The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)
A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)
For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.
(a)
A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b)
Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1)
By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
(A)
By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or

		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)
Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.
(a)
Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722
(Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
(2)
To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b)
The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)
Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.
(a)
All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
	(1)	That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2)
That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-
law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3)
If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c)
If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d)
If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e)
Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f)
The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.
(a)  Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
(3)
To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.

(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
(1)
if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)
The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e)
This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)
IDI is the principal underwriter of the Contract as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life
Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL,
Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and
Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts, including those of the Registrant: Variable Annuity-1 Series Account of
Great-West Life & Annuity Insurance Company, Variable Annuity-1 Series Account of Great-West Life &
Annuity Insurance Company of New York, Variable Annuity-2 Series Account of Great-West Life &
Annuity Insurance Company, Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance
Company, Variable Annuity-3 Series Account of Great-West Life & Annuity Insurance Company, COLI
VUL-2 Series Account of Great-West Life & Annuity Insurance Company, COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West
Life & Annuity Insurance Company, Maxim Series Account of Great-West Life & Annuity Insurance
Company, Prestige Variable Life Account of Great-West Life & Annuity Insurance Company, Pinnacle
Series Account of Great-West Life & Annuity Insurance Company, Trillium Variable Annuity Account of
Great-West Life & Annuity Insurance Company.

(b)	Directors and Officers of IDI:

Name	Principal Business Address	Positions and Offices with Underwriter
B.K. Brown	2801 Highway 280 South, Birmingham, Alabama, 35223	President and Director
B.P. Coffman	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
S. E. Creutzmann	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Compliance Officer and Director
L.J. Debnar	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
J.F. Gilmer	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer and Director
J.G. Johnson	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
F.M. Lee	2801 Highway 280 South, Birmingham, Alabama, 35223	Secretary
C.L. Majewski	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
L. Morsch	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
J.B. Smith	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
R. Tennent	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Financial Officer

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
IDI	N/A	None	N/A	N/A

GWFS    0    0    0    0
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than
16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the
Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)
The Depositor, Great-West Life & Annuity Insurance Company of New York, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 4th day of May, 2021.
VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	May 4, 2021
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	May 4, 2021
Andra S. Bolotin
/s/ Kara S. Roe	Principal Financial Officer, Principal Accounting Officer and Treasurer	May 4, 2021
Kara S. Roe
/s/ Marcia D. Alazraki	Director	May 4, 2021
Marcia D. Alazraki*
/s/ John L. Bernbach	Director	May 4, 2021
John L. Bernbach*
/s/ André R. Desmarais	Director	May 4, 2021
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	May 4, 2021
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	May 4, 2021
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	May 4, 2021
T. Timothy Ryan, Jr.*
/s/ Jerome J. Selitto	Director	May 4, 2021
Jerome J. Selitto*

Signature		Title	Date
/s/ Brian E. Walsh		Director	May 4, 2021
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	May 4, 2021
Ryan L. Logsdon